UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00123

                                   WM Trust I
               (Exact name of registrant as specified in charter)

                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                                Jeffrey L. Lunzer
                1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (206) 461-3800

                    Date of fiscal year end: October 31, 2006

                   Date of reporting period: January 31, 2006

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
REIT FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 86.6%

           DIVERSIFIED - 3.8%
  163,000  iStar Financial, Inc. ................................  $      5,850
  127,000  Vornado Realty Trust .................................        11,219
                                                                   ------------
           Total Diversified ....................................        17,069
                                                                   ------------
           HEALTH CARE - 6.5%
  394,300  Health Care Property Investors, Inc.** ...............        10,942
  265,200  Healthcare Realty Trust, Inc. ........................         9,292
  394,300  Nationwide Health Properties, Inc.** .................         9,018
                                                                   ------------
           Total Health Care ....................................        29,252
                                                                   ------------
           INDUSTRIAL/OFFICE - 24.0%

           INDUSTRIAL - 6.8%
  183,200  AMB Property Corporation .............................         9,563
  115,600  EastGroup Properties, Inc. ...........................         5,458
  303,000  ProLogis .............................................        15,520
                                                                   ------------
                                                                         30,541
                                                                   ------------
           MIXED - 2.0%
  253,300  Duke Realty Corporation** ............................         9,190
                                                                   ------------
           OFFICE - 15.2%
  199,500  Alexandria Real Estate Equities, Inc. ................        17,606
  148,000  Boston Properties, Inc. ..............................        11,582
  171,000  CarrAmerica Realty Corporation .......................         6,293
  428,900  Corporate Office Properties Trust ....................        17,366
  189,000  SL Green Realty Corporation** ........................        15,884
                                                                   ------------
                                                                         68,731
                                                                   ------------
           Total Industrial/Office ..............................       108,462
                                                                   ------------
           LODGING/RESORTS - 5.9%
  598,600  Equity Inns, Inc. ....................................         9,458
  209,700  Hospitality Properties Trust .........................         8,990
  415,000  Host Marriott Corporation** ..........................         8,279
                                                                   ------------
           Total Lodging/Resorts ................................        26,727
                                                                   ------------
           MORTGAGE/FINANCIAL - 1.4%
  152,000  Redwood Trust, Inc.** ................................         6,604
                                                                   ------------

           RESIDENTIAL - 11.2%

           APARTMENTS - 11.2%
  124,500  AvalonBay Communities, Inc. ..........................        12,385
  459,100  Equity Residential ...................................        19,471
   96,100  Mid-America Apartment Communities, Inc. ..............         4,906
  541,000  United Dominion Realty Trust, Inc.** .................        13,747
                                                                   ------------
           Total Residential ....................................        50,509
                                                                   ------------

           RETAIL - 26.4%

           FREESTANDING - 1.9%
  367,800  Commercial Net Lease Realty** ........................         8,434
                                                                   ------------

                                                                       VALUE
  SHARES                                                              (000S)
---------                                                          ------------

           REGIONAL MALLS - 11.6%
  341,400  General Growth Properties, Inc. ......................  $     17,616
  244,800  Macerich Company .....................................        17,765
  209,400  Simon Property Group, Inc.** .........................        17,347
                                                                   ------------
                                                                         52,728
                                                                   ------------
           SHOPPING CENTERS - 12.9%
  313,000  Developers Diversified Realty Corporation ............        15,418
  180,000  Equity One, Inc. .....................................         4,314
  452,800  Kimco Realty Corporation .............................        15,889
  178,800  Pan Pacific Retail Properties, Inc. ..................        12,373
  252,600  Weingarten Realty Investors** ........................        10,238
                                                                   ------------
                                                                         58,232
                                                                   ------------
           Total Retail .........................................       119,394
                                                                   ------------
           SELF STORAGE - 2.1%
  135,000  Public Storage, Inc.** ...............................         9,797
                                                                   ------------
           SPECIALTY - 5.3%
  230,800  Entertainment Properties Trust .......................        10,031
  124,500  Global Signal, Inc. ..................................         6,013
  215,000  Plum Creek Timber Company, Inc.** ....................         7,942
                                                                   ------------
           Total Specialty ......................................        23,986
                                                                   ------------
           Total REITs
              (Cost $251,448) ...................................       391,800
                                                                   ------------
COMMON STOCKS - 5.8%

           CONSUMER DISCRETIONARY - 1.6%

           CONSUMER DURABLES & APPAREL - 1.0%
  127,566  D.R. Horton, Inc. ....................................         4,761
                                                                   ------------
           CONSUMER SERVICES - 0.6%
   35,200  Harrah's Entertainment, Inc. .........................         2,591
                                                                   ------------
           Total Consumer Discretionary .........................         7,352
                                                                   ------------

           FINANCIALS - 4.2%

           DIVERSIFIED FINANCIALS - 2.1%
  181,000  Countrywide Financial Corporation ....................         6,053
   54,000  St. Joe Company** .....................................        3,426
                                                                   ------------
                                                                          9,479
                                                                   ------------
           INSURANCE - 2.1%
  163,700  Fidelity National Financial, Inc.** ..................         6,461
  127,147  Fidelity National Title Group, Inc.,
              Class A ...........................................         3,100
                                                                   ------------
                                                                          9,561
                                                                   ------------
           Total Financials .....................................        19,040
                                                                   ------------
           Total Common Stocks
              (Cost $21,128) ....................................        26,392
                                                                   ------------
CANADIAN INCOME TRUST - 1.1%
  (COST $3,945)
           ENERGY - 1.1%
   92,900  Enerplus Resources Fund (F)** ........................         4,931
                                                                   ------------

                     See Notes to Portfolio of Investments.                    1

--------------------------------------------------------------------------------
REIT FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 4.0%
  (COST $18,231)
  $18,231  Agreement with Morgan Stanley,
            4.360% dated 01/31/2006, to be
            repurchased at $18,233,000 on
            02/01/2006 (Collateralized by U.S.
            Treasury Bond, 3.000% due
            07/15/2012,
            market value $18,839,000) ..................           $     18,231
                                                                   ------------
SHORT-TERM INVESTMENT - 10.1%
  (COST $45,431)
   45,431  Mellon GSL DBT II
              Collateral Fund+ .........................                 45,431
                                                                   ------------

TOTAL INVESTMENTS (Cost $340,183*) .....................  107.6%        486,785

OTHER ASSETS (LIABILITIES) (NET) .......................   (7.6)        (34,483)
                                                          -----    ------------
NET ASSETS .............................................  100.0%   $    452,302
                                                          =====    ============

----------
 *    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $43,989,000, representing 9.7% of the total net assets of the Fund (Collateral value $45,431,000).

 + Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                             (F) -- Foreign Shares

--------------------------------------------------------------------------------

2                      See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS - 86.1%

           CONSUMER DISCRETIONARY - 5.0%

           AUTOMOBILES & COMPONENTS - 0.9%
  401,500  Johnson Controls, Inc.** .............................  $     27,800
                                                                   ------------
           CONSUMER DURABLES & APPAREL - 1.0%
  191,500  D.R. Horton, Inc. ....................................         7,147
  283,000  NIKE Inc., Class B** .................................        22,909
                                                                   ------------
                                                                         30,056
                                                                   ------------
           CONSUMER SERVICES - 1.1%
  961,200  McDonald's Corporation ...............................        33,651
                                                                   ------------

           MEDIA - 1.5%
  432,500  Clear Channel Communications, Inc. ...................        12,660
  204,000  Gannett Company, Inc.** ..............................        12,607
1,181,300  Time Warner Inc. .....................................        20,708
                                                                   ------------
                                                                         45,975
                                                                   ------------
           RETAILING - 0.5%
  438,800  Gap, Inc. ............................................         7,938
  252,500  Tiffany & Company** ..................................         9,519
                                                                   ------------
                                                                         17,457
                                                                   ------------
           Total Consumer Discretionary .........................       154,939
                                                                   ------------
           CONSUMER STAPLES - 8.7%

           FOOD & STAPLES RETAILING - 2.2%
  748,400  Sysco Corporation ....................................        22,961
  989,600  Wal-Mart Stores, Inc. ................................        45,630
                                                                   ------------
                                                                         68,591
                                                                   ------------
           FOOD, BEVERAGE & TOBACCO - 3.5%
  234,600  Altria Group, Inc. ...................................        16,971
  708,600  Anheuser-Busch Companies, Inc. .......................        29,365
  290,300  Coca-Cola Enterprises Inc. ...........................         5,731
  396,300  Diageo PLC, Sponsored ADR** ..........................        23,786
  403,600  Hershey Company ......................................        20,664
  358,400  Kraft Foods Inc., Class A** ..........................        10,551
                                                                   ------------
                                                                        107,068
                                                                   ------------
           HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
  258,000  Alberto-Culver Company ...............................        11,430
  257,700  Clorox Company .......................................        15,423
  653,800  Colgate-Palmolive Company** ..........................        35,887
  500,000  Procter & Gamble Company .............................        29,615
                                                                   ------------
                                                                         92,355
                                                                   ------------
           Total Consumer Staples ...............................       268,014
                                                                   ------------
           ENERGY - 10.8%
  757,000  Baker Hughes Inc. ....................................        58,622
  360,000  BP PLC, Sponsored ADR ................................        26,032
  330,000  Chevron Corporation ..................................        19,595
  334,700  ConocoPhillips Company ...............................        21,655
   90,700  Enbridge Inc. (F) ....................................         2,880

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

  149,400  Enterprise Products Partners LP** ....................  $      3,775
  920,800  GlobalSantaFe Corporation ............................        56,215
   93,800  Kinder Morgan Energy Partners LP** ...................         4,593
  228,400  Marathon Oil Corporation .............................        17,557
  322,200  Murphy Oil Corporation** .............................        18,365
  213,600  Peabody Energy Corporation ...........................        21,255
  207,800  Schlumberger Ltd.** ..................................        26,484
  882,468  Valero Energy Corporation ............................        55,093
                                                                   ------------
           Total Energy .........................................       332,121
                                                                   ------------
           FINANCIALS - 23.2%

           BANKS - 6.4%
1,139,096  Bank of America Corporation ..........................        50,382
  352,200  Fifth Third Bancorp** ................................        13,232
  410,700  Mellon Financial Corporation .........................        14,485
1,181,000  North Fork Bancorporation, Inc. ......................        30,375
  208,400  PNC Financial Services Group, Inc. ...................        13,517
  176,500  SunTrust Banks, Inc. .................................        12,611
  560,000  U.S. Bancorp .........................................        16,750
  744,000  Wells Fargo & Company ................................        46,396
                                                                   ------------
                                                                        197,748
                                                                   ------------
           DIVERSIFIED FINANCIALS - 8.1%
  629,200  Allied Capital Corporation** .........................        17,938
  250,000  Capital One Financial Corporation ....................        20,825
1,035,333  Citigroup Inc. .......................................        48,226
  222,000  Franklin Resources, Inc. .............................        21,867
  310,000  Freddie Mac ..........................................        21,037
  209,600  Goldman Sachs Group, Inc. ............................        29,606
  213,900  ING Groep N.V., Sponsored ADR ........................         7,647
1,054,700  JPMorgan Chase & Company .............................        41,924
  475,800  Morgan Stanley .......................................        29,238
  155,000  T. Rowe Price Group, Inc. ............................        11,847
                                                                   ------------
                                                                        250,155
                                                                   ------------
           INSURANCE - 8.7%
  986,000  ACE Ltd. .............................................        53,983
1,051,000  AFLAC Inc. ...........................................        49,344
  633,000  Allstate Corporation .................................        32,948
  642,200  American International Group, Inc. ...................        42,038
  750,000  Fidelity National Financial, Inc. ....................        29,603
  444,100  HCC Insurance Holdings, Inc. .........................        13,794
  159,800  Lincoln National Corporation .........................         8,714
  518,000  Marsh & McLennan Companies, Inc. .....................        15,742
  246,200  MetLife, Inc. ........................................        12,349
   96,400  Prudential Financial, Inc. ...........................         7,263
                                                                   ------------
                                                                        265,778
                                                                   ------------
           Total Financials .....................................       713,681
                                                                   ------------
           HEALTH CARE - 7.5%

           HEALTH CARE EQUIPMENT & SERVICES - 2.9%
  375,000  Becton, Dickinson & Company ..........................        24,300
  292,400  Cardinal Health, Inc.** ..............................        21,065
  283,400  HCA, Inc. ............................................        13,909

                        See Notes to Portfolio of Investments.                 3

--------------------------------------------------------------------------------
EQUITY INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           HEALTH CARE (CONTINUED)

           HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
  162,300  Roche Holding Ltd., Sponsored ADR ....................  $     12,795
  362,700  Wyeth ................................................        16,775
                                                                   ------------
                                                                         88,844
                                                                   ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 4.6%
  245,700  Abbott Laboratories ..................................        10,602
  452,200  AstraZeneca PLC, Sponsored ADR .......................        21,995
  215,200  Eli Lilly & Company ..................................        12,185
  271,300  GlaxoSmithKline PLC, Sponsored ADR ...................        13,901
  870,400  Johnson & Johnson ....................................        50,083
1,301,600  Pfizer Inc. ..........................................        33,425
                                                                   ------------
                                                                        142,191
                                                                   ------------
           Total Health Care ....................................       231,035
                                                                   ------------
           INDUSTRIALS - 11.6%

           CAPITAL GOODS - 8.7%
  492,900  3M Company ...........................................        35,859
  266,000  Boeing Company .......................................        18,171
  490,600  Caterpillar Inc. .....................................        33,312
  776,300  Dover Corporation ....................................        35,655
   60,600  General Dynamics Corporation .........................         7,051
1,475,000  General Electric Company .............................        48,306
  499,200  Honeywell International Inc. .........................        19,179
  329,500  Northrop Grumman Corporation** .......................        20,472
  340,000  PACCAR Inc. ..........................................        23,664
  185,000  Rockwell Automation, Inc. ............................        12,223
  569,100  Tyco International Ltd. ..............................        14,825
                                                                   ------------
                                                                        268,717
                                                                   ------------
           COMMERCIAL SERVICES & SUPPLIES - 0.6%
  555,000  Waste Management Inc. ................................        17,527
                                                                   ------------
           TRANSPORTATION - 2.3%
  361,800  Union Pacific Corporation ............................        32,005
  527,700  United Parcel Service, Inc., Class B .................        39,530
                                                                   ------------
                                                                         71,535
                                                                   ------------
           Total Industrials ....................................       357,779
                                                                   ------------
           INFORMATION TECHNOLOGY - 9.6%

           COMMUNICATIONS EQUIPMENT - 2.0%
  850,000  Harris Corporation ...................................        39,465
1,266,000  Nokia Oyj, Sponsored ADR** ...........................        23,269
                                                                   ------------
                                                                         62,734
                                                                   ------------
           COMPUTERS & PERIPHERALS - 2.2%
  805,000  Hewlett-Packard Company ..............................        25,100
  538,000  International Business Machines Corporation ..........        43,739
                                                                   ------------
                                                                         68,839
                                                                   ------------
           IT SERVICES - 1.0%
  392,200  Automatic Data Processing, Inc. ......................        17,233
  295,400  First Data Corporation ...............................        13,323
                                                                   ------------
                                                                         30,556
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
  750,000  Intel Corporation ....................................  $     15,953
  398,200  Linear Technology Corporation ........................        14,817
  765,000  Microchip Technology Inc. ............................        28,695
   40,800  Samsung Electronics Company Ltd., GDR++ ..............        15,649
                                                                   ------------
                                                                         75,114
                                                                   ------------
           SOFTWARE - 1.9%
2,010,900  Microsoft Corporation ................................        56,607
                                                                   ------------
           Total Information Technology .........................       293,850
                                                                   ------------
           MATERIALS - 3.3%
  282,600  Alcan Inc. (F)** .....................................        13,788
  550,000  Cemex SA de CV, Sponsored ADR ........................        36,289
  400,000  Dow Chemical Company .................................        16,920
  199,000  PPG Industries, Inc. .................................        11,840
  201,200  Temple-Inland Inc. ...................................         9,436
  164,200  Weyerhaeuser Company .................................        11,455
                                                                   ------------
           Total Materials ......................................        99,728
                                                                   ------------
           TELECOMMUNICATION SERVICES - 4.3%
  592,500  Alltel Corporation ...................................        35,568
1,606,800  AT&T Inc. ............................................        41,696
1,117,900  BellSouth Corporation** ..............................        32,162
  700,400  Verizon Communications Inc. ..........................        22,175
                                                                   ------------
           Total Telecommunication Services .....................       131,601
                                                                   ------------
           UTILITIES - 2.1%
  230,000  Constellation Energy Group ...........................        13,402
  637,900  FPL Group, Inc.** ....................................        26,658
  735,200  Southern Company** ...................................        25,585
                                                                   ------------
           Total Utilities ......................................        65,645
                                                                   ------------
           Total Common Stocks
              (Cost $2,198,247) .................................     2,648,393
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.7%
  208,100  AMB Property Corporation** ...........................        10,863
  123,400  Developers Diversified Realty Corporation ............         6,079
  131,000  Duke Realty Corporation** ............................         4,753
  398,000  Equity Residential** .................................        16,879
  119,600  General Growth Properties, Inc.** ....................         6,171
  275,400  Health Care Property Investors, Inc.** ...............         7,642
  918,700  Host Marriott Corporation** ..........................        18,328
  177,100  Kimco Realty Corporation** ...........................         6,214
   81,000  Macerich Company .....................................         5,878
  285,000  Plum Creek Timber Company, Inc. ......................        10,528
  421,300  ProLogis .............................................        21,579
  124,100  Public Storage, Inc.** ...............................         9,006
  127,100  Simon Property Group, Inc.** .........................        10,529
  102,000  Vornado Realty Trust .................................         9,011
                                                                   ------------
           Total REITs
              (Cost $97,616) ....................................       143,460
                                                                   ------------

4                       See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
EQUITY INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

CONVERTIBLE SECURITIES - 1.0%

           CONVERTIBLE BONDS AND NOTES - 1.0%
$  10,375  CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
              2.000% due 05/16/2023 .............................  $      8,793
   11,650  Echostar Communications, Conv. Sub. Note,
              5.750% due 05/15/2008 .............................        11,475
    3,500  ICOS Corporation, Conv. Sub. Note,
              2.000% due 07/01/2023 .............................         2,883
    8,000  TriQuint Semiconductor, Inc., Conv. Sub. Note,
              4.000% due 03/01/2007 .............................         7,880
                                                                   ------------
           Total Convertible Securities
              (Cost $30,310) ....................................        31,031
                                                                   ------------

           FIXED INCOME SECURITIES - 2.0%

           U.S. TREASURY NOTES - 1.4%
   30,000  3.000% due 12/31/2006 ................................        29,578
   15,000  4.250% due 11/15/2014 ................................        14,679
                                                                   ------------
           Total U.S. Treasury Notes
              (Cost $44,965) ....................................        44,257
                                                                   ------------

           CORPORATE BONDS AND NOTES - 0.6%
    1,250  American Home Products Corporation, Deb.,
              7.250% due 03/01/2023 .............................         1,441
    4,000  ERAC USA Finance Company, Note,
              7.350% due 06/15/2008++ ...........................         4,183
    1,000  Medpartners Inc., Sr. Note,
              7.375% due 10/01/2006 .............................         1,015
      500  Merrill Lynch & Company, Inc., Note,
              6.375% due 10/15/2008 .............................           517
    4,000  TELUS Corporation, Note,
              8.000% due 06/01/2011 .............................         4,474
    2,000  Texas-New Mexico Power Company, Sr. Note,
              6.250% due 01/15/2009 .............................         2,046
    2,000  Time Warner Inc., Deb.,
              9.150% due 02/01/2023 .............................         2,460
    1,000  Westinghouse Electric Corporation, Deb.,
              7.875% due 09/01/2023 .............................         1,113
                                                                   ------------
           Total Corporate Bonds and Notes
              (Cost $15,899) ....................................        17,249
                                                                   ------------

           U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
              SECURITIES - 0.0%

           FEDERAL HOME LOAN MORTGAGE CORPORATION
           (FHLMC) - 0.0%
      212  6.500% due 09/01/2030 ................................           218
      110  7.000% due 09/01/2030 ................................           114
                                                                   ------------
           Total U.S. Government Agency Mortgage-
              Backed Securities
              (Cost $313) .......................................           332
                                                                   ------------

           COLLATERALIZED MORTGAGE OBLIGATION (CMO) - 0.0%
              (COST $252)
      251  Reilly Mortgage FHA, Series 1982,
              (Partial default),
              7.430% due 08/01/2022 .............................           251^
                                                                   ------------
           Total Fixed Income Securities
              (Cost $61,429) ....................................        62,089
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

WARRANTS - 0.0%
   (COST $0)
    4,500  V2 Music Holdings PLC,
              Expires 05/07/2008+,++ ............................  $          0
                                                                   ------------

PRINCIPAL
  AMOUNT
  (000S)
---------

REPURCHASE AGREEMENT - 6.5%
   (COST $198,429)
$ 198,429  Agreement with Morgan Stanley,
              4.360% dated 01/31/2006, to be
              repurchased at $198,453,000 on
              02/01/2006 (Collateralized by U.S.
              Treasury Bond, 3.000% due
              07/15/2012,
              market value $205,045,000) ................               198,429
                                                                   ------------

SHORT-TERM INVESTMENT - 3.9%
   (COST $120,282)
  120,282  Mellon GSL DBT II
              Collateral Fund+++ ........................               120,282
                                                                   ------------

TOTAL INVESTMENTS (Cost $2,706,313*) ....................  104.2%     3,203,684

OTHER ASSETS (LIABILITIES) (NET) ........................   (4.2)      (129,065)
                                                           -----   ------------
NET ASSETS ..............................................  100.0%  $  3,074,619
                                                           =====   ============

----------
  *   Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $116,704,000, representing 3.8% of the total net assets of the Fund (Collateral value $120,282,000).

  +   Non-income producing security.

 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++ Represents investment purchased with cash collateral for securities loaned.

  ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt
                       (F) -- Foreign Shares
                       FHA -- Federal Housing Authority
                       GDR -- Global Depositary Receipt

--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                     5

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH & INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS - 99.4%

           CONSUMER DISCRETIONARY - 8.4%

           CONSUMER SERVICES - 3.8%
  454,300  Apollo Group, Inc., Class A+** .......................  $     25,291
1,308,000  Carnival Corporation** ...............................        67,702
                                                                   ------------
                                                                         92,993
                                                                   ------------
           MEDIA - 3.7%
  550,500  CBS Corporation, Class B .............................        14,385
1,147,999  Comcast Corporation, Class A+** ......................        31,937
  821,000  Comcast Corporation, Special Class A+ ................        22,758
  550,500  Viacom Inc., Class B+ ................................        22,835
                                                                   ------------
                                                                         91,915
                                                                   ------------
           RETAILING - 0.9%
  518,000  Kohl's Corporation+ ..................................        22,994
                                                                   ------------
           Total Consumer Discretionary .........................       207,902
                                                                   ------------
           CONSUMER STAPLES - 9.1%

           FOOD & STAPLES RETAILING - 3.5%
  548,000  Costco Wholesale Corporation .........................        27,340
1,319,800  Kroger Company+ ......................................        24,284
  744,000  Wal-Mart Stores, Inc. ................................        34,306
                                                                   ------------
                                                                         85,930
                                                                   ------------
           FOOD, BEVERAGE & TOBACCO - 2.8%
  381,000  Hershey Company ......................................        19,507
  848,000  PepsiCo, Inc. ........................................        48,489
                                                                   ------------
                                                                         67,996
                                                                   ------------
           HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
  459,000  Kimberly-Clark Corporation ...........................        26,218
  725,000  Procter & Gamble Company .............................        42,941
                                                                   ------------
                                                                         69,159
                                                                   ------------
           Total Consumer Staples ...............................       223,085
                                                                   ------------
           ENERGY - 12.5%
  746,000  BP PLC, Sponsored ADR ................................        53,943
  253,477  Chevron Corporation ..................................        15,052
  637,000  ENSCO International Inc. .............................        32,564
  912,000  ExxonMobil Corporation ...............................        57,228
1,283,000  GlobalSantaFe Corporation** ..........................        78,327
  206,000  National-Oilwell Varco Inc.+ .........................        15,670
  431,000  Schlumberger Ltd.** ..................................        54,931
                                                                   ------------
           Total Energy .........................................       307,715
                                                                   ------------
           FINANCIALS - 21.6%

           BANKS - 7.5%
1,698,000  Bank of America Corporation ..........................        75,103
  710,000  North Fork Bancorporation, Inc.** ....................        18,261
  818,000  Wachovia Corporation .................................        44,851
  770,000  Wells Fargo & Company ................................        48,017
                                                                   ------------
                                                                        186,232
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           DIVERSIFIED FINANCIALS - 7.1%
1,215,000  Citigroup Inc. .......................................  $     56,594
  809,000  Freddie Mac ..........................................        54,899
1,585,000  JPMorgan Chase & Company .............................        63,004
                                                                   ------------
                                                                        174,497
                                                                   ------------
           INSURANCE - 7.0%
1,053,800  ACE Ltd. .............................................        57,695
1,261,000  Allstate Corporation .................................        65,635
  636,000  American International Group, Inc. ...................        41,633
  178,000  Fidelity National Financial, Inc. ....................         7,026
                                                                   ------------
                                                                        171,989
                                                                   ------------
           Total Financials .....................................       532,718
                                                                   ------------
           HEALTH CARE - 13.2%

           HEALTH CARE EQUIPMENT & SERVICES - 6.9%
  643,000  Baxter International Inc. ............................        23,695
  184,000  Becton, Dickinson & Company ..........................        11,923
  599,000  Cardinal Health, Inc. ................................        43,152
  923,000  Medtronic, Inc. ......................................        52,122
  437,300  Omnicare, Inc. .......................................        21,734
  229,000  WellPoint Inc.+ ......................................        17,587
                                                                   ------------
                                                                        170,213
                                                                   ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 6.3%
  589,000  Bristol-Myers Squibb Company** .......................        13,423
  765,000  Johnson & Johnson ....................................        44,018
1,359,000  Pfizer Inc. ..........................................        34,899
1,474,000  Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR** ...................................        62,837
                                                                   ------------
                                                                        155,177
                                                                   ------------
           Total Health Care ....................................       325,390
                                                                   ------------
           INDUSTRIALS - 12.5%

           CAPITAL GOODS - 12.5%
  518,000  Boeing Company .......................................        35,385
  398,000  Caterpillar Inc. .....................................        27,024
2,020,000  General Electric Company .............................        66,155
1,676,000  Honeywell International Inc. .........................        64,392
  567,000  Lockheed Martin Corporation** ........................        38,358
  236,000  Rockwell Automation, Inc. ............................        15,592
2,323,000  Tyco International Ltd. ..............................        60,514
                                                                   ------------
           Total Industrials ....................................       307,420
                                                                   ------------
           INFORMATION TECHNOLOGY - 13.9%

           COMMUNICATIONS EQUIPMENT - 2.5%
2,162,000  Motorola, Inc. .......................................        49,099
  270,000  QUALCOMM Inc. ........................................        12,949
                                                                   ------------
                                                                         62,048
                                                                   ------------

6                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH & INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           INFORMATION TECHNOLOGY (CONTINUED)

           COMPUTERS & PERIPHERALS - 3.8%
1,554,000  Hewlett-Packard Company ..............................  $     48,454
  553,000  International Business Machines
              Corporation .......................................        44,959
                                                                   ------------
                                                                         93,413
                                                                   ------------

           IT SERVICES - 2.2%
1,213,000  First Data Corporation ...............................        54,706
                                                                   ------------

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
  266,500  Freescale Semiconductor Inc., Class B+ ...............         6,729
1,699,000  Intel Corporation ....................................        36,138
                                                                   ------------
                                                                         42,867
                                                                   ------------

           SOFTWARE - 3.6%
1,285,045  Computer Associates International, Inc.+ .............        35,082
1,924,000  Microsoft Corporation ................................        54,160
                                                                   ------------
                                                                         89,242
                                                                   ------------
           Total Information Technology .........................       342,276
                                                                   ------------

           MATERIALS - 2.3%
1,318,000  Alcoa Inc.** .........................................        41,517
  414,000  E.I. du Pont de Nemours & Company** ..................        16,208
                                                                   ------------
           Total Materials ......................................        57,725
                                                                   ------------

           TELECOMMUNICATION SERVICES - 1.3%
1,242,000  AT&T Inc. ............................................        32,230
                                                                   ------------

           UTILITIES - 4.6%
  936,000  FPL Group, Inc.** ....................................        39,116
  680,000  NiSource Inc.** ......................................        13,960
  659,000  Pinnacle West Capital Corporation** ..................        28,080
  898,000  Southern Company** ...................................        31,250
                                                                   ------------
           Total Utilities ......................................       112,406
                                                                   ------------
           Total Common Stocks
              (Cost $1,900,773) .................................     2,448,867
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 0.3%
   (COST $6,834)
$   6,834  Agreement with Morgan Stanley,
              4.360% dated 01/31/2006, to be
              repurchased at $6,835,000 on
              02/01/2006 (Collateralized by U.S.
              Treasury Bond, 3.000% due
              07/15/2012,
              market value $7,062,000) ..................          $      6,834
                                                                   ------------

SHORT-TERM INVESTMENT - 5.2%
   (COST $127,927)
  127,927  Mellon GSL DBT II
              Collateral Fund++ .........................               127,927
                                                                   ------------

TOTAL INVESTMENTS (Cost $2,035,534*) ....................  104.9%     2,583,628

OTHER ASSETS (LIABILITIES) (NET) ........................   (4.9)      (120,829)
                                                           -----   ------------
NET ASSETS ..............................................  100.0%  $  2,462,799
                                                           =====   ============

----------
 *    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $123,788,000, representing 5.0% of the total net assets of the Fund (Collateral value $127,927,000).

 +    Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt

--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                    7

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS - 93.8%

           CONSUMER DISCRETIONARY - 12.1%

           AUTOMOBILES & COMPONENTS - 1.5%
  805,900  Monaco Coach Corporation** ...........................  $     10,912
  157,300  Toyota Motor Corporation, Sponsored ADR ..............        16,314
                                                                   ------------
                                                                         27,226
                                                                   ------------
           CONSUMER DURABLES & APPAREL - 2.1%
  143,100  Columbia Sportswear Company+** .......................         7,391
  112,700  KB Home** ............................................         8,588
  327,600  Mattel, Inc.** .......................................         5,405
  208,000  NIKE Inc., Class B ...................................        16,838
                                                                   ------------
                                                                         38,222
                                                                   ------------
           CONSUMER SERVICES - 3.5%
  105,915  Ambassadors Group, Inc. ..............................         2,865
  776,700  Hilton Hotels Corporation ............................        19,363
1,285,185  Red Lion Hotels Corporation+*** ......................        11,952
  882,700  Starbucks Corporation+ ...............................        27,982
                                                                   ------------
                                                                         62,162
                                                                   ------------
           MEDIA - 4.3%
  267,600  Getty Images, Inc.+** ................................        21,849
  228,000  Knight-Ridder, Inc.** ................................        14,193
   74,000  McClatchy Company, Class A ...........................         4,181
    7,400  Pixar+ ...............................................           428
  700,000  Univision Communications Inc., Class A+** ............        22,288
  581,400  Walt Disney Company ..................................        14,715
                                                                   ------------
                                                                         77,654
                                                                   ------------
           RETAILING - 0.7%
  100,000  Blue Nile, Inc.+** ...................................         3,735
   88,625  Building Materials Holding Corporation** .............         7,017
   21,000  Nordstrom, Inc. ......................................           876
   58,400  Restoration Hardware, Inc.+** ........................           305
                                                                   ------------
                                                                         11,933
                                                                   ------------
           Total Consumer Discretionary .........................       217,197
                                                                   ------------
           CONSUMER STAPLES - 4.6%

           FOOD & STAPLES RETAILING - 1.9%
  552,640  Costco Wholesale Corporation .........................        27,571
  338,500  Kroger Company+ ......................................         6,229
                                                                   ------------
                                                                         33,800
                                                                   ------------
           FOOD, BEVERAGE & TOBACCO - 0.6%
   22,700  Central Garden & Pet Company+ ........................         1,125
  167,000  PepsiCo, Inc. ........................................         9,549
                                                                   ------------
                                                                         10,674
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
  273,630  Clorox Company .......................................  $     16,377
   72,000  Colgate-Palmolive Company ............................         3,952
  223,000  Estee Lauder Companies Inc., Class A** ...............         8,133
  161,000  Procter & Gamble Company .............................         9,536
                                                                   ------------
                                                                         37,998
                                                                   ------------
           Total Consumer Staples ...............................        82,472
                                                                   ------------
           ENERGY - 7.6%
  247,000  Apache Corporation ...................................        18,656
   85,600  Berry Petroleum Company, Class A .....................         6,802
   70,000  CARBO Ceramics Inc. ..................................         4,716
  657,426  Chevron Corporation ..................................        39,038
  123,000  ExxonMobil Corporation ...............................         7,718
  443,500  Nabors Industries Ltd. (F)+ ..........................        36,034
  239,800  Occidental Petroleum Corporation** ...................        23,431
                                                                   ------------
           Total Energy .........................................       136,395
                                                                   ------------
           FINANCIALS - 16.3%

           BANKS - 10.2%
  529,800  Bank of America Corporation ..........................        23,433
  329,900  Banner Corporation ...................................        10,619
  176,000  City National Corporation ............................        13,195
  467,000  East West Bancorp, Inc.** ............................        17,237
  317,700  Greater Bay Bancorp ..................................         8,241
   92,833  Pacific Capital Bancorp ..............................         3,415
  919,000  U.S. Bancorp .........................................        27,487
  206,100  UCBH Holdings, Inc.** ................................         3,576
    6,500  UnionBanCal Corporation ..............................           436
   66,400  United PanAm Financial Corporation+ ..................         1,952
  938,755  Washington Federal, Inc.** ...........................        22,662
  809,716  Wells Fargo & Company ................................        50,494
                                                                   ------------
                                                                        182,747
                                                                   ------------
           DIVERSIFIED FINANCIALS - 4.4%
1,421,900  Charles Schwab Corporation ...........................        21,030
  463,300  Citigroup Inc. .......................................        21,580
  158,000  Countrywide Financial Corporation ....................         5,284
  291,100  Franklin Resources, Inc. .............................        28,673
   42,932  Piper Jaffray Companies, Inc.+ .......................         1,925
                                                                   ------------
                                                                         78,492
                                                                   ------------
           INSURANCE - 1.7%
   74,004  Safeco Corporation ...................................         3,867
  527,730  StanCorp Financial Group, Inc. .......................        26,254
                                                                   ------------
                                                                         30,121
                                                                   ------------
           Total Financials .....................................       291,360
                                                                   ------------
           HEALTH CARE - 16.6%

           HEALTH CARE EQUIPMENT & SERVICES - 7.9%
   69,300  Affymetrix, Inc.+** ..................................         2,646
  134,700  AMN Healthcare Services, Inc.+ .......................         2,717
  222,000  Applera Corporation-Applied Biosystems Group .........         6,291

8                      See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
WEST COAST EQUITY FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           HEALTH CARE (CONTINUED)

           HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
  170,000  Caremark Rx, Inc.+ ...................................  $      8,381
   10,000  Cooper Companies, Inc.** .............................           554
  189,600  DaVita, Inc.+ ........................................        10,381
   74,660  Health Net, Inc.+ ....................................         3,686
   52,000  INAMED Corporation+ ..................................         4,790
  130,000  McKesson Corporation .................................         6,890
   33,100  Mentor Corporation ...................................         1,490
  968,400  OraSure Technologies, Inc.+ ..........................        10,565
  287,000  ResMed Inc.+** .......................................        11,319
  675,363  SonoSite, Inc.+** ....................................        26,569
   58,700  Stryker Corporation ..................................         2,929
   97,000  Sybron Dental Specialties, Inc.+ .....................         4,132
  402,000  Varian Medical Systems, Inc.+ ........................        24,204
  310,000  VCA Antech, Inc.+** ..................................         8,578
   93,600  Zimmer Holdings, Inc.+** .............................         6,454
                                                                   ------------
                                                                        142,576
                                                                   ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 8.7%
  257,950  Abbott Laboratories ..................................        11,131
  213,000  Allergan, Inc.** .....................................        24,793
  363,439  Amgen, Inc.+ .........................................        26,491
  109,300  Amylin Pharmaceuticals, Inc.+** ......................         4,634
  258,037  CV Therapeutics, Inc.+** .............................         6,350
  424,400  Dendreon Corporation+** ..............................         2,143
  432,675  EDEN Bioscience Corporation+ .........................           316
  235,400  Genentech, Inc.+ .....................................        20,226
  265,420  ICOS Corporation+** ..................................         6,596
  283,000  Johnson & Johnson ....................................        16,284
   89,000  Martek Biosciences Corporation+** ....................         2,563
  104,000  Neurocrine Biosciences, Inc.+ ........................         6,320
  577,700  Pfizer Inc. ..........................................        14,835
  398,000  Watson Pharmaceuticals, Inc.+** ......................        13,170
                                                                   ------------
                                                                        155,852
                                                                   ------------
           Total Health Care ....................................       298,428
                                                                   ------------
           INDUSTRIALS - 14.8%

           CAPITAL GOODS - 10.9%
  488,833  Boeing Company .......................................        33,392
  179,200  Cascade Corporation ..................................         9,150
  292,830  Dionex Corporation+ ..................................        15,529
  354,830  Electro Scientific Industries, Inc.+ .................         9,038
   58,160  Granite Construction Inc. ............................         2,354
  456,000  Greenbrier Companies, Inc. ...........................        16,165
  317,000  Jacobs Engineering Group Inc.+ .......................        26,428
  307,000  Northrop Grumman Corporation** .......................        19,074
  508,087  PACCAR Inc.** ........................................        35,363
  230,000  Precision Castparts Corporation ......................        11,488
  434,300  Simpson Manufacturing Company, Inc. ..................        16,803
                                                                   ------------
                                                                        194,784
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           COMMERCIAL SERVICES & SUPPLIES - 1.3%
   36,700  Avery Dennison Corporation** .........................  $      2,193
  203,700  Copart, Inc.+ ........................................         5,131
  439,100  Robert Half International Inc.** .....................        16,040
                                                                   ------------
                                                                         23,364
                                                                   ------------
           TRANSPORTATION - 2.6%
  428,910  Alaska Air Group, Inc.+ ..............................        13,695
  365,900  Cathay Pacific Airways Ltd., Sponsored ADR ...........         3,349
  400,620  Expeditors International of Washington, Inc.** .......        29,462
                                                                   ------------
                                                                         46,506
                                                                   ------------
           Total Industrials ....................................       264,654
                                                                   ------------
           INFORMATION TECHNOLOGY - 16.5%

           COMMUNICATIONS EQUIPMENT - 1.2%
  999,800  Cisco Systems, Inc.+ .................................        18,566
  116,400  Polycom, Inc.+** .....................................         2,256
                                                                   ------------
                                                                         20,822
                                                                   ------------
           COMPUTERS & PERIPHERALS - 2.2%
1,143,900  Advanced Digital Information Corporation+ ............        11,450
   42,550  Apple Computer, Inc.+ ................................         3,213
  602,300  Hewlett-Packard Company ..............................        18,780
  136,000  InFocus Corporation+ .................................           530
   61,200  Intermec Inc.+** .....................................         2,134
   21,700  Network Appliance, Inc.+ .............................           677
   85,700  QLogic Corporation+** ................................         3,400
                                                                   ------------
                                                                         40,184
                                                                   ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
  494,000  Tektronix, Inc. ......................................        14,573
  100,200  Trimble Navigation Ltd.+** ...........................         4,010
                                                                   ------------
                                                                         18,583
                                                                   ------------
           INTERNET SOFTWARE & SERVICES - 1.3%
2,487,761  Art Technology Group, Inc.+ ..........................         6,966
   11,750  Google Inc., Class A+ ................................         5,091
  866,000  WatchGuard Technologies, Inc.+ .......................         3,507
   93,000  WebEx Communications, Inc.+ ..........................         2,258
  151,400  Yahoo! Inc.+ .........................................         5,199
                                                                   ------------
                                                                         23,021
                                                                   ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
  303,000  Applied Materials, Inc.** ............................         5,772
  247,396  Credence Systems Corporation+ ........................         2,165
  324,825  FEI Company+** .......................................         7,497
  908,000  Intel Corporation ....................................        19,313
   98,000  KLA-Tencor Corporation** .............................         5,094
  789,680  Lattice Semiconductor Corporation+ ...................         3,577
  476,300  LSI Logic Corporation+ ...............................         4,358
   47,000  Maxim Integrated Products, Inc. ......................         1,929
  133,000  Novellus Systems, Inc.+** ............................         3,771

                       See Notes to Portfolio of Investments.                  9

-------------------------------------------------------------------------------
WEST COAST EQUITY FUND

January 31, 2006 (unaudited)
-------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           INFORMATION TECHNOLOGY (CONTINUED)

           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
   28,000  NVIDIA Corporation+** ................................  $      1,259
  972,300  Pixelworks, Inc.+** ..................................         5,552
  440,640  TriQuint Semiconductor, Inc.+ ........................         2,150
                                                                   ------------
                                                                         62,437
                                                                   ------------
           SOFTWARE - 7.3%
  708,100  Actuate Corporation+ .................................         2,861
  641,100  Adobe Systems Inc.** .................................        25,465
  134,000  Electronic Arts Inc.+ ................................         7,314
  368,950  Fair Isaac Corporation** .............................        16,352
   91,400  Mentor Graphics Corporation+ .........................         1,005
1,747,578  Microsoft Corporation ................................        49,194
  560,000  Quest Software, Inc.+ ................................         8,870
  420,908  RadiSys Corporation+ .................................         7,568
  220,500  Siebel Systems, Inc. .................................         2,340
  262,000  SupportSoft, Inc.+ ...................................         1,142
  248,600  Sybase, Inc.+ ........................................         5,367
  175,778  Symantec Corporation+ ................................         3,231
                                                                   ------------
                                                                        130,709
                                                                   ------------
           Total Information Technology .........................       295,756
                                                                   ------------
           MATERIALS - 4.0%
   49,600  Cemex SA de CV, Sponsored ADR ........................         3,273
  479,630  Oregon Steel Mills, Inc.+ ............................        19,746
  564,840  Schnitzer Steel Industries, Inc.,Class A .............        18,888
  112,300  Symyx Technologies, Inc.+ ............................         3,106
  372,000  Weyerhaeuser Company .................................        25,951
                                                                   ------------
           Total Materials ......................................        70,964
                                                                   ------------

           TELECOMMUNICATION SERVICES - 1.1%
  732,700  Nextel Partners, Inc., Class A+** ....................        20,508
                                                                   ------------

           UTILITIES - 0.2%
   86,000  Sempra Energy ........................................         4,132
                                                                   ------------

           Total Common Stocks
             (Cost $1,131,469) ..................................     1,681,866
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.0%
  358,700  AMB Property Corporation .............................        18,724
   68,000  Essex Property Trust, Inc.** .........................         6,758
  281,985  Health Care Property Investors, Inc. .................         7,825
   30,000  Nationwide Health Properties,Inc. ....................           686
  530,000  Plum Creek Timber Company,Inc. .......................        19,579
                                                                   ------------
           Total REITs
              (Cost $40,432) ....................................        53,572
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 3.3%
   (COST $58,667)

$  58,667  Agreement with Morgan Stanley,
              4.360% dated 01/31/2006, to be
              repurchased at $58,674,000 on
              02/01/2006 (Collateralized by U.S.
              Treasury Bond, 3.000% due
              07/15/2012,
              market value $60,623,000) ................           $     58,667
                                                                   ------------

SHORT-TERM INVESTMENT - 8.4%
   (COST $151,186)
  151,186  Mellon GSL DBT II
              Collateral Fund++ ........................                151,186
                                                                   ------------

TOTAL INVESTMENTS (Cost $1,381,754*) ...................   108.5%     1,945,291

OTHER ASSETS (LIABILITIES) (NET) .......................    (8.5)      (152,025)
                                                          ------   ------------
NET ASSETS                                                 100.0%  $  1,793,266
                                                          ======   ============

----------
  *   Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $146,002,000, representing 8.1% of the total net assets of the Fund (Collateral value $151,186,000).

*** Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the company). Total cost of such securities is $11,119,000 and the total value is $11,952,000 or 0.7% of the total net assets of the Fund.

  +   Non-income producing security.

 ++ Represents investment purchased with cash collateral for securities loaned.

-------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt
                       (F) -- Foreign Shares

-------------------------------------------------------------------------------

10                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
MID CAP STOCK FUND

January 31, 2006 (unaudited)
-------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS - 93.4%

           CONSUMER DISCRETIONARY - 13.1%

           AUTOMOBILES & COMPONENTS - 2.2%
  268,200  Magna International Inc., Class A (F) ................  $     19,847
                                                                   ------------
           CONSUMER DURABLES & APPAREL - 3.1%
  426,100  Jones Apparel Group, Inc. ............................        13,328
  861,200  Mattel, Inc. .........................................        14,210
                                                                   ------------
                                                                         27,538
                                                                   ------------
           CONSUMER SERVICES - 2.3%
  194,600  Papa John's International, Inc.+ .....................         6,759
  267,100  Yum! Brands, Inc. ....................................        13,213
                                                                   ------------
                                                                         19,972
                                                                   ------------
           RETAILING - 5.5%
  272,200  Aaron Rents, Inc. ....................................         6,546
  368,400  Nordstrom, Inc. ......................................        15,370
  437,900  Tiffany & Company** ..................................        16,509
  225,700  Weight Watchers International, Inc.+ .................        10,617
                                                                   ------------
                                                                         49,042
                                                                   ------------
           Total Consumer Discretionary .........................       116,399
                                                                   ------------

           CONSUMER STAPLES - 2.1%

           FOOD, BEVERAGE & TOBACCO - 1.4%
   91,550  Dean Foods Company+ ..................................         3,473
  207,200  J.M. Smucker Company .................................         9,013
                                                                   ------------
                                                                         12,486
                                                                   ------------
           HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
  171,000  Estee Lauder Companies Inc., Class A .................         6,236
                                                                   ------------
           Total Consumer Staples ...............................        18,722
                                                                   ------------

           ENERGY - 8.4%
  200,400  Cimarex Energy Company+ ..............................         9,130
  223,100  Nabors Industries Ltd. (F)+ ..........................        18,127
  438,300  Noble Energy, Inc.** .................................        20,284
  109,600  Tesoro Corporation ...................................         7,943
  322,900  Tidewater Inc. .......................................        18,864
                                                                   ------------
           Total Energy .........................................        74,348
                                                                   ------------
           FINANCIALS - 18.8%

           BANKS - 6.0%
  660,811  North Fork Bancorporation,Inc.** .....................        16,996
  710,100  TCF Financial Corporation** ..........................        17,745
  763,750  Washington Federal, Inc. .............................        18,437
                                                                   ------------
                                                                         53,178
                                                                   ------------
           DIVERSIFIED FINANCIALS - 3.4%
  364,800  A.G. Edwards, Inc. ...................................        17,354
  170,400  Ambac Financial Group, Inc. ..........................        13,088
                                                                   ------------
                                                                         30,442
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           INSURANCE - 9.4%
  598,220  Fidelity National Financial, Inc.** ..................  $     23,612
   71,728  Fidelity National Title Group,Inc.,
             Class A . ..........................................         1,749
  834,800  HCC Insurance Holdings, Inc. .........................        25,929
  338,300  Max Re Capital Ltd. (F) ..............................         8,968
  224,700  MGIC Investment Corporation** ........................        14,832
  200,800  PMI Group, Inc. ......................................         8,681
                                                                   ------------
                                                                         83,771
                                                                   ------------
           Total Financials .....................................       167,391
                                                                   ------------
           HEALTH CARE - 11.8%

           HEALTH CARE EQUIPMENT & SERVICES - 10.2%
  158,000  AmerisourceBergen Corporation ........................         6,895
  357,000  Covance Inc.+** ......................................        20,281
  387,000  Edwards Lifesciences Corporation+** ..................        16,618
  143,500  Express Scripts, Inc., Class A+ ......................        13,100
  557,982  IMS Health Inc. ......................................        13,726
  427,800  Universal Health Services, Inc.,Class B** ............        20,325
                                                                   ------------
                                                                         90,945
                                                                   ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 1.6%
  155,000  Andrx Corporation+ ...................................         2,721
  571,425  Mylan Laboratories Inc. ..............................        11,257
                                                                   ------------
                                                                         13,978
                                                                   ------------
           Total Health Care ....................................       104,923
                                                                   ------------
           INDUSTRIALS - 16.6%

           CAPITAL GOODS - 6.7%
  538,300  Federal Signal Corporation ...........................         9,544
  514,800  Lincoln Electric Holdings, Inc.** ....................        22,914
  214,100  PACCAR Inc. ..........................................        14,901
  194,500  Teleflex Inc. ........................................        12,267
                                                                   ------------
                                                                         59,626
                                                                   ------------
           COMMERCIAL SERVICES & SUPPLIES - 5.3%
  785,000  Allied Waste Industries, Inc.+ .......................         7,136
  382,200  HNI Corporation ......................................        22,053
  469,100  Republic Services, Inc. ..............................        17,755
                                                                   ------------
                                                                         46,944
                                                                   ------------
           TRANSPORTATION - 4.6%
  301,200  Alaska Air Group, Inc.+ ..............................         9,617
  837,000  AMR Corporation+** ...................................        19,000
  579,900  Continental Airlines, Inc., Class B+** ...............        12,126
                                                                   ------------
                                                                         40,743
                                                                   ------------
           Total Industrials ....................................       147,313
                                                                   ------------
           INFORMATION TECHNOLOGY - 12.1%

           COMPUTERS & PERIPHERALS - 3.4%
  529,000  Electronics for Imaging, Inc.+ .......................        14,627
  498,400  Network Appliance, Inc.+ .............................        15,550
                                                                   ------------
                                                                         30,177
                                                                   ------------

                   See Notes to Portfolio of Investments.                     11

--------------------------------------------------------------------------------
MID CAP STOCK FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           INFORMATION TECHNOLOGY (CONTINUED)

           ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
  316,700  Arrow Electronics, Inc.+ .............................  $     10,882
  240,700  Diebold, Inc.** ......................................         9,413
                                                                   ------------
                                                                         20,295
                                                                   ------------
           IT SERVICES - 1.4%
  443,500  Acxiom Corporation ...................................        10,498
  129,300  Convergys Corporation+ ...............................         2,224
                                                                   ------------
                                                                         12,722
                                                                   ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
  729,400  Microchip Technology Inc.** ..........................        27,360
                                                                   ------------
           SOFTWARE - 1.9%
  588,700  BMC Software Inc.+** .................................        13,010
  169,800  Synopsys, Inc.+ ......................................         3,754
                                                                   ------------
                                                                         16,764
                                                                   ------------
           Total Information Technology .........................       107,318
                                                                   ------------
           MATERIALS - 5.5%
  250,200  Cabot Corporation** ..................................         9,813
  404,600  Lubrizol Corporation .................................        18,506
  773,900  Valspar Corporation ..................................        21,066
                                                                   ------------
           Total Materials ......................................        49,385
                                                                   ------------
           TELECOMMUNICATION SERVICES - 0.5%
   95,200  United States Cellular Corporation+ ..................         4,846
                                                                   ------------
           UTILITIES - 4.5%
  140,200  FPL Group, Inc.** ....................................         5,859
  754,700  NiSource Inc.** ......................................        15,494
  433,800  Pinnacle West Capital Corporation ....................        18,484
                                                                   ------------
           Total Utilities ......................................        39,837
                                                                   ------------
           Total Common Stocks
              (Cost $599,364) ...................................       830,482
                                                                   ------------
REAL ESTATE INVESTMENT TRUST (REIT) - 1.8%
   (COST $8,265)
  311,500  General Growth Properties, Inc. ......................        16,073
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 4.7%
   (COST $41,425)
$  41,425  Agreement with Morgan Stanley,
              4.360% dated 01/31/2006, to be
              repurchased at $41,430,000 on
              02/01/2006 (Collateralized by U.S.
              Treasury Bond, 3.000% due
              07/15/2012,
              market value $42,806,000) .........................  $     41,425
                                                                   ------------
SHORT-TERM INVESTMENT - 12.5%
   (COST $110,893)
  110,893  Mellon GSL DBT II
              Collateral Fund++ .................................       110,893
                                                                   ------------

TOTAL INVESTMENTS (Cost $759,947*) ........................ 112.4%      998,873

OTHER ASSETS (LIABILITIES) (NET) .......................... (12.4)     (109,932)
                                                            -----  ------------
NET ASSETS ................................................ 100.0% $    888,941
                                                            =====  ============

----------
 *    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $107,873,000, representing 12.1% of the total net assets of the Fund (Collateral value $110,893,000).

 +    Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                              (F) -- Foreign Shares

--------------------------------------------------------------------------------

12                  See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS - 97.1%

           CONSUMER DISCRETIONARY - 18.1%

           AUTOMOBILES & COMPONENTS - 0.7%
  242,885  Harley-Davidson, Inc.** ..............................  $     13,001
   63,800  Toyota Motor Corporation (F) .........................         3,307
                                                                   ------------
                                                                         16,308
                                                                   ------------
           CONSUMER DURABLES & APPAREL - 1.0%
  206,295  NIKE Inc., Class B ...................................        16,700
  143,500  Toll Brothers, Inc.+ .................................         4,879
                                                                   ------------
                                                                         21,579
                                                                   ------------
           CONSUMER SERVICES - 2.1%
  280,380  Apollo Group, Inc., Class A+ .........................        15,609
  200,600  Carnival Corporation** ...............................        10,383
  671,180  Starbucks Corporation+ ...............................        21,276
                                                                   ------------
                                                                         47,268
                                                                   ------------
           MEDIA - 3.3%
  267,500  Comcast Corporation, Special Class A+** ..............         7,415
1,669,600  Time Warner Inc. .....................................        29,268
  707,200  Walt Disney Company ..................................        17,899
  654,645  XM Satellite Radio Holdings Inc.,
              Class A+** ........................................        17,139
                                                                   ------------
                                                                         71,721
                                                                   ------------
           RETAILING - 11.0%
  943,900  Amazon.com Inc.+ .....................................        42,306
  295,000  Bed Bath & Beyond Inc.+ ..............................        11,036
  131,550  Best Buy Company, Inc. ...............................         6,664
  754,460  eBay Inc.+ ...........................................        32,517
  439,017  Expedia, Inc.+** .....................................        11,423
1,458,060  Home Depot, Inc. .....................................        59,124
1,047,677  IAC/ InterActiveCorp+** ..............................        30,404
   74,000  J. C. Penney Company, Inc.
              (Holding Company) .................................         4,129
  107,500  Kohl's Corporation+ ..................................         4,772
  131,100  Lowe's Companies, Inc.** .............................         8,332
  138,400  Michaels Stores, Inc. ................................         4,654
  865,440  Staples, Inc. ........................................        20,520
   66,900  Target Corporation ...................................         3,663
  132,200  Urban Outfitters, Inc.+** ............................         3,610
                                                                   ------------
                                                                        243,154
                                                                   ------------
           Total Consumer Discretionary .........................       400,030
                                                                   ------------
           CONSUMER STAPLES - 8.1%

           FOOD & STAPLES RETAILING - 0.9%
   62,800  Costco Wholesale Corporation .........................         3,133
  255,800  CVS Corporation ......................................         7,101
  147,200  Sysco Corporation ....................................         4,516
  120,000  Wal-Mart Stores, Inc. ................................         5,533
                                                                   ------------
                                                                         20,283
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           FOOD, BEVERAGE & TOBACCO - 4.3%
  629,990  Cadbury Schweppes PLC (F) ............................  $      6,187
  389,300  Coca-Cola Company ....................................        16,109
   29,570  Nestle SA (F) ........................................         8,674
  797,085  PepsiCo, Inc. ........................................        45,577
  283,200  Wm. Wrigley Jr. Company ..............................        18,113
                                                                   ------------
                                                                         94,660
                                                                   ------------
           HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
  976,007  Procter & Gamble Company .............................        57,809
  196,150  Reckitt Benckiser PLC (F) ............................         6,442
                                                                   ------------
                                                                         64,251
                                                                   ------------
           Total Consumer Staples ...............................       179,194
                                                                   ------------
           ENERGY - 5.4%
   55,800  Apache Corporation ...................................         4,215
   67,600  EOG Resources, Inc. ..................................         5,715
  287,235  ExxonMobil Corporation ...............................        18,024
  232,895  Halliburton Company ..................................        18,527
   88,052  Kinder Morgan Management LLC+ ........................         3,993
  389,865  Occidental Petroleum Corporation .....................        38,094
   89,200  Schlumberger Ltd.** ..................................        11,368
  219,900  Smith International, Inc.** ..........................         9,895
  105,400  Transocean Inc.+** ...................................         8,553
                                                                   ------------
           Total Energy .........................................       118,384
                                                                   ------------
           FINANCIALS - 9.7%

           BANKS - 0.2%
   69,400  Bank of America Corporation ..........................         3,069
                                                                   ------------
           DIVERSIFIED FINANCIALS - 6.6%
  596,145  American Express Company .............................        31,268
   16,500  Chicago Mercantile Exchange
              Holdings Inc. .....................................         6,984
   82,800  Citigroup Inc. .......................................         3,857
  388,925  Fannie Mae ...........................................        22,534
   45,300  Franklin Resources, Inc. .............................         4,462
   64,700  Goldman Sachs Group, Inc. ............................         9,139
   42,600  Legg Mason, Inc. .....................................         5,525
   20,200  Lehman Brothers Holdings Inc. ........................         2,837
  436,570  Merrill Lynch & Company, Inc. ........................        32,773
  354,000  Morgan Stanley .......................................        21,753
  165,500  Nomura Holdings, Inc. (F)** ..........................         3,231
   13,400  Northern Trust Corporation ...........................           700
   22,200  T. Rowe Price Group, Inc. ............................         1,697
                                                                   ------------
                                                                        146,760
                                                                   ------------
           INSURANCE - 2.9%
  476,940  American International Group, Inc. ...................        31,220
      236  Berkshire Hathaway, Inc., Class A+ ...................        21,120
   54,600  Hartford Financial Services Group, Inc. ..............         4,490
   95,000  Prudential Financial, Inc. ...........................         7,157
                                                                   ------------
                                                                         63,987
                                                                   ------------
           Total Financials .....................................       213,816
                                                                   ------------

                     See Notes to Portfolio of Investments.                  13

--------------------------------------------------------------------------------
GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           HEALTH CARE - 18.9%

           HEALTH CARE EQUIPMENT & SERVICES - 6.9%
   22,100  Aetna Inc. ...........................................  $      2,139
  242,950  Biomet, Inc.** .......................................         9,186
  304,805  Caremark Rx, Inc.+ ...................................        15,027
  181,085  Conventry Health Care, Inc.+ .........................        10,787
   82,000  Fisher Scientific International Inc.+** ..............         5,483
   64,600  Medco Health Solutions, Inc.+ ........................         3,495
  856,285  Medtronic, Inc. ......................................        48,355
   56,200  Patterson Companies Inc.+** ..........................         1,941
   81,900  Quest Diagnostics Inc. ...............................         4,048
   54,159  Roche Holding AG-Genusschein (F) .....................         8,557
  653,470  UnitedHealth Group Inc. ..............................        38,829
   80,600  Varian Medical Systems, Inc.+ ........................         4,853
                                                                   ------------
                                                                        152,700
                                                                   ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 12.0%
  891,340  Amgen, Inc.+ .........................................        64,970
  471,940  Biogen Idec Inc.+ ....................................        21,119
  499,975  Eli Lilly & Company ..................................        28,309
  665,175  Genentech, Inc.+ .....................................        57,152
   93,500  Genzyme Corporation+ .................................         6,633
   50,000  Gilead Sciences, Inc.+ ...............................         3,044
  253,640  Johnson & Johnson ....................................        14,594
  134,100  MedImmune, Inc.+ .....................................         4,576
  198,318  Novartis AG (F) ......................................        10,890
   98,900  PDL BioPharma Inc.+ ..................................         2,883
  884,920  Pfizer Inc. ..........................................        22,725
   64,520  Sanofi-Aventis Group (F) .............................         5,915
  335,010  Sanofi-Aventis, ADR** ................................        15,410
  198,462  Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR** ...................................         8,460
                                                                   ------------
                                                                        266,680
                                                                   ------------
           Total Health Care ....................................       419,380
                                                                   ------------
           INDUSTRIALS - 5.2%

           CAPITAL GOODS - 4.4%
  120,300  Danaher Corporation ..................................         6,814
  170,500  Empresa Brasileira de Aeronautica SA,
              ADR** .............................................         6,931
   52,800  Fastenal Company .....................................         2,014
   49,100  General Dynamics Corporation .........................         5,713
1,918,408  General Electric Company .............................        62,828
   98,000  Lockheed Martin Corporation ..........................         6,630
  119,600  United Technologies Corporation ......................         6,981
                                                                   ------------
                                                                         97,911
                                                                   ------------
           COMMERCIAL SERVICES & SUPPLIES - 0.2%
   44,400  ChoicePoint Inc.+ ....................................         1,826
   36,200  Corporate Executive Board Company ....................         3,046
                                                                   ------------
                                                                          4,872
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           TRANSPORTATION - 0.6%
   49,400  Expeditors International of
              Washington, Inc.** ................................  $      3,633
   92,440  FedEx Corporation ....................................         9,350
                                                                   ------------
                                                                         12,983
                                                                   ------------
           Total Industrials ....................................       115,766
                                                                   ------------
           INFORMATION TECHNOLOGY - 29.4%

           COMMUNICATIONS EQUIPMENT - 9.3%

2,653,970  Cisco Systems, Inc.+ .................................        49,284
  240,500  Corning Inc.+ ........................................         5,856
  843,600  Juniper Networks, Inc.+ ..............................        15,295
2,372,070  Motorola, Inc. .......................................        53,870
  233,900  Nokia Oyj, Sponsored ADR .............................         4,299
  912,495  QUALCOMM Inc. ........................................        43,763
  436,405  Research In Motion Ltd.+** ...........................        29,457
  110,100  Telefonaktiebolaget LM Ericsson,
             Sponsored ADR** ....................................         4,017
                                                                   ------------

                                                                        205,841
                                                                   ------------
           COMPUTERS & PERIPHERALS - 2.1%
   80,000  Apple Computer, Inc.+ ................................         6,041
  837,330  Dell Inc.+ ...........................................        24,542
  978,800  EMC Corporation+ .....................................        13,116
  121,000  Network Appliance, Inc.+ .............................         3,775
                                                                   ------------
                                                                         47,474
                                                                   ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
  182,500  PerkinElmer, Inc. ....................................         4,150
                                                                   ------------
           INTERNET SOFTWARE & SERVICES - 4.2%
  530,900  Akamai Technologies, Inc.+ ...........................        11,590
   49,980  Google Inc., Class A+ ................................        21,654
  170,800  VeriSign Inc.+** .....................................         4,056
1,609,605  Yahoo! Inc.+** .......................................        55,274
                                                                   ------------
                                                                         92,574
                                                                   ------------
           IT SERVICES - 1.0%
   46,900  Affiliated Computer Services, Inc.,
              Class A+ ..........................................         2,936
  226,400  Automatic Data Processing, Inc. ......................         9,948
  115,300  Cognizant Technology Solutions
              Corporation, Class A+ .............................         6,038
   99,700  First Data Corporation ...............................         4,496
                                                                   ------------
                                                                         23,418
                                                                   ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
  668,160  Advanced Micro Devices, Inc.+ ........................        27,969
  156,500  Broadcom Corporation, Class A+ .......................        10,673
  691,850  Intel Corporation ....................................        14,716
  207,800  Linear Technology Corporation** ......................         7,732
   49,900  Marvell Technology Group Ltd.+ .......................         3,414
  126,500  Microchip Technology Inc. ............................         4,745
   59,335  Samsung Electronics Company Ltd., GDR. ...............        22,759
1,594,900  Texas Instruments Inc. ...............................        46,619
                                                                   ------------
                                                                        138,627
                                                                   ------------

14                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)
           INFORMATION TECHNOLOGY (CONTINUED)

           SOFTWARE - 6.3%
  216,900  Adobe Systems Inc. ...................................  $      8,615
  143,100  Amdocs Ltd. (F)+ .....................................         4,608
  100,400  Autodesk, Inc. .......................................         4,075
  377,600  Electronic Arts Inc.+ ................................        20,609
   97,400  McAfee Inc.+ .........................................         2,259
2,162,097  Microsoft Corporation ................................        60,863
  589,900  Red Hat, Inc.+ .......................................        17,078
  409,590  SAP AG, Sponsored ADR ................................        21,041
                                                                   ------------
                                                                        139,148
                                                                   ------------
           Total Information Technology .........................       651,232
                                                                   ------------
           MATERIALS - 1.7%
  150,300  Monsanto Company .....................................        12,717
  195,200  Praxair, Inc. ........................................        10,283
   71,225  Rio Tinto PLC,Sponsored ADR ..........................        14,602
                                                                   ------------
           Total Materials ......................................        37,602
                                                                   ------------
           TELECOMMUNICATION SERVICES - 0.6%
  185,600  American Tower Corporation,Class A+** ................         5,742
  329,600  Sprint Nextel Corporation ............................         7,545
                                                                   ------------
           Total Telecommunication Services .....................        13,287
                                                                   ------------
           Total Common Stocks
              (Cost $1,874,190) .................................     2,148,691
                                                                   ------------
 PRINCIPAL
   AMOUNT                                                              VALUE
   (000S)                                                              (000S)
-----------                                                        ------------

COMMERCIAL PAPER - 1.6%
   (COST $36,800)
$  36,800  Prudential Funding LLC,
              4.420% due 02/01/2006++ ...........................  $     36,800
                                                                   ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 0.1%
   (COST $2,400)
           FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) - 0.1%
    2,400  4.380% due 02/01/2006++ ..............................         2,400
                                                                   ------------
REPURCHASE AGREEMENT - 2.5%
   (COST $55,108)
   55,108  Agreement with Morgan Stanley,
             4.360% dated 01/31/2006, to be
             repurchased at $55,115,000 on
             02/01/2006 (Collateralized by U.S.
             Treasury Bond, 3.000% due
             07/15/2012,
             market value $56,946,000) ...................               55,108
                                                                   ------------
SHORT-TERM INVESTMENT - 5.4%
      (COST $119,387)
  119,387  Mellon GSL DBT II
              Collateral Fund+++ .........................              119,387
                                                                   ------------

TOTAL INVESTMENTS (Cost $2,087,885*) .....................  106.7%    2,362,386

OTHER ASSETS (LIABILITIES) (NET) .........................   (6.7)     (148,965)
                                                            -----  ------------
NET ASSETS                                                  100.0% $  2,213,421
                                                            =====  ============

----------
  *    Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $118,377,000, representing 5.3% of the total net assets of the Fund (Collateral value $119,387,000).

  +    Non-income producing security.

 ++   Rate represents annualized yield at date of purchase.

+++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt
                       (F) -- Foreign Shares
                       GDR -- Global Depositary Receipt

--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   15

PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
SMALL CAP VALUE FUND

January 31, 2006 (unaudited)
-------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS - 80.5%

           CONSUMER DISCRETIONARY - 11.8%

           AUTOMOBILES & COMPONENTS - 2.1%
  301,000  Accuride Corporation+** ..............................  $      3,868
  139,400  Tenneco, Inc.+ .......................................         3,060
                                                                   ------------
                                                                          6,928
                                                                   ------------
           CONSUMER DURABLES & APPAREL - 2.9%
  444,800  Lenox Group, Inc.+ ...................................         6,072
  162,900  Rocky Shoes & Boots,Inc.+ ............................         3,437
                                                                   ------------
                                                                          9,509
                                                                   ------------
           MEDIA - 1.9%
   70,500  Carmike Cinemas,Inc.** ...............................         1,615
  281,900  Reader's Digest Association,Inc. .....................         4,479
                                                                   ------------
                                                                          6,094
                                                                   ------------
           RETAILING - 4.9%
  430,400  Blockbuster Inc., Class A** ..........................         1,777
   87,600  Children's Place Retail Stores, Inc.+ ................         3,836
1,181,800  Movie Gallery, Inc. ..................................         6,441
  108,000  RC2 Corporation+ .....................................         3,766
                                                                   ------------
                                                                         15,820
                                                                   ------------
           Total Consumer Discretionary .........................        38,351
                                                                   ------------
           CONSUMER STAPLES - 4.8%

           FOOD & STAPLES RETAILING - 1.5%
  216,100  Fresh Del Monte Produce, Inc.** ......................         4,968
                                                                   ------------
           FOOD, BEVERAGE & TOBACCO - 1.1%
  241,000  B&G Foods Inc., EIS ..................................         3,562
                                                                   ------------
           HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
   68,500  Central Garden & Pet Company+ ........................         3,396
  149,500  Jarden Corporation+** ................................         3,684
                                                                   ------------
                                                                          7,080
                                                                   ------------
           Total Consumer Staples ...............................        15,610
                                                                   ------------
           ENERGY - 6.2%
  148,200  Cimarex Energy Company+ ..............................         6,752
  121,500  Comstock Resources, Inc.+ ............................         3,888
   93,900  Encore Acquisition Company+ ..........................         3,395
   33,500  Giant Industries, Inc.+ ..............................         2,341
   85,700  St. Mary Land & Exploration Company** ................         3,740
                                                                   ------------
           Total Energy .........................................        20,116
                                                                   ------------
           FINANCIALS - 13.8%

           BANKS - 6.9%
  121,500  Capital Corporation of the West ......................         4,152
  237,800  Dime Community Bancshares ............................         3,517
  366,230  Oriental Financial Group, Inc. .......................         5,043
  222,400  TrustCo Bank Corporation NY ..........................         2,820
  142,947  U.S.B. Holding Company, Inc. .........................         3,189
  157,100  Washington Federal, Inc. .............................         3,792
                                                                   ------------
                                                                         22,513
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           INSURANCE - 6.9%
  118,600  Navigators Group, Inc.+ ..............................  $      5,298
   96,700  Safety Insurance Group, Inc.** .......................         3,878
   93,800  State Auto Financial Corporation .....................         3,609
   87,000  Stewart Information Services Corporation .............         4,650
  121,700  United Fire & Casualty Company .......................         4,992
                                                                   ------------
                                                                         22,427
                                                                   ------------
           Total Financials .....................................        44,940
                                                                   ------------
           HEALTH CARE - 5.9%

           HEALTH CARE EQUIPMENT & SERVICES - 3.5%
  547,900  Gene Logic, Inc.+ ....................................         2,164
  221,200  Kindred Healthcare, Inc.+** ..........................         5,066
   53,600  LifePoint Hospitals, Inc.+ ...........................         1,654
  100,200  Molina Healthcare Inc.+ ..............................         2,651
                                                                   ------------
                                                                         11,535
                                                                   ------------
           PHARMACEUTICALS & BIOTECHNOLOGY - 2.4%
  479,400  Bradley Pharmaceuticals,Inc.+** ......................         5,623
  276,000  Lannett Company, Inc.+** .............................         2,208
                                                                   ------------
                                                                          7,831
                                                                   ------------
           Total Health Care ....................................        19,366
                                                                   ------------
           INDUSTRIALS - 11.6%

           CAPITAL GOODS - 3.5%
  153,100  Cubic Corporation ....................................         3,413
   93,600  DRS Technologies, Inc. ...............................         4,651
  147,000  Griffon Corporation+** ...............................         3,469
                                                                   ------------
                                                                         11,533
                                                                   ------------
           TRANSPORTATION - 8.1%
  112,700  Alaska Air Group, Inc.+** ............................         3,599
  285,800  AMR Corporation+** ...................................         6,488
  254,300  Continental Airlines, Inc., Class B+ .................         5,317
   97,600  Dampskibsselskabet TORM A/S, ADR .....................         4,790
   87,200  Genesee & Wyoming Inc., Class A+ .....................         3,401
  160,900  OMI Corporation** ....................................         2,825
                                                                   ------------
                                                                         26,420
                                                                   ------------
           Total Industrials ....................................        37,953
                                                                   ------------
           INFORMATION TECHNOLOGY - 9.9%

           COMMUNICATIONS EQUIPMENT - 1.3%
  113,300  Bel Fuse Inc., Class B ...............................         4,219
                                                                   ------------
           COMPUTERS & PERIPHERALS - 1.7%
  202,000  Hutchinson Technology, Inc.+** .......................         5,591
                                                                   ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
  295,300  LeCroy Corporation+ ..................................         4,193
                                                                   ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
  800,100  Axcelis Technologies, Inc.+ ..........................         5,057
  551,100  Credence Systems Corporation+ ........................         4,822
  137,900  PortalPlayer Inc.+** .................................         4,067
                                                                   ------------
                                                                         13,946
                                                                   ------------

16                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           INFORMATION TECHNOLOGY (CONTINUED)

           SOFTWARE - 1.3%
   13,950  Geac Computer Corporation Ltd. (F)+** ................  $        153
  519,400  RealNetworks, Inc.+** ................................         4,181
                                                                   ------------
                                                                          4,334
                                                                   ------------
           Total Information Technology .........................        32,283
                                                                   ------------
           MATERIALS - 11.8%
  146,700  Century Aluminum Company+ ............................         4,999
   84,300  Headwaters, Inc.+** ..................................         2,908
   28,400  Inmet Mining Corporation (F) .........................           863
2,174,600  Kingsgate Consolidated Ltd. (F) ......................         9,811
  282,300  Metal Management, Inc. ...............................         7,885
4,343,200  Minara Resources Ltd. (F) ............................         6,553
  310,200  Randgold Resources Ltd., ADR+ ........................         5,565
                                                                   ------------
           Total Materials ......................................        38,584
                                                                   ------------
           TELECOMMUNICATION SERVICES - 4.0%
  270,400  Asia Satellite Telecommunications
              Holdings Ltd., Sponsored ADR ......................         4,478
  139,500  Iowa Telecommunications Services Inc.** ..............         2,355
  216,900  USA Mobility, Inc. ...................................         6,066
                                                                   ------------
           Total Telecommunication Services .....................        12,899
                                                                   ------------
           UTILITIES - 0.7%
   81,700  Suburban Propane Partners LP** .......................         2,314
                                                                   ------------
           Total Common Stocks
              (Cost $226,741) ...................................       262,416
                                                                   ------------
CANADIAN INCOME TRUSTS - 6.6%

           CONSUMER STAPLES - 2.8%

           FOOD, BEVERAGE & TOBACCO - 2.8%
  390,300  Arctic Glacier Income Fund (F) .......................         3,601
  567,500  Connors Brothers Income Fund (F) .....................         5,675
                                                                   ------------
           Total Consumer Staples ...............................         9,276
                                                                   ------------
           ENERGY - 3.8%
  150,400  Harvest Energy Trust (F)** ...........................         4,913
  206,300  Vermilion Energy Trust (F)** .........................         5,569
   67,200  Zargon Energy Trust (F)** ............................         1,786
                                                                   ------------
           Total Energy .........................................        12,268
                                                                   ------------
           Total Canadian Income Trusts
              (Cost $17,270) ....................................        21,544
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.3%
  106,000  Entertainment Properties Trust .......................         4,607
  290,800  Equity Inns, Inc.** ..................................         4,595
   72,600  Redwood Trust, Inc.** ................................         3,154
   50,300  Sovran Self Storage, Inc.** ..........................         2,491
  227,500  Winston Hotels, Inc. .................................         2,330
                                                                   ------------
           Total REITs
              (Cost $13,925) ....................................        17,177
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

INCOME DEPOSIT SECURITIES - 2.5%
           INDUSTRIALS - 2.5%
           CAPITAL GOODS - 2.5%
  770,000  New Flyer Industries Inc. (F)++ ......................  $      6,422
  219,300  New Flyer Industries Inc. (F) ........................         1,829
                                                                   ------------
                                                                          8,251
                                                                   ------------
           Total Income Deposit Securities
              (Cost $8,089) .....................................         8,251
                                                                   ------------
CONTRACTS
---------

PURCHASED PUT OPTIONS - 1.3%
   10,730  iShares Russell 2000 Index,
              Expires January 2007 @ $56 ........................           858
   29,250  iShares Russell 2000 Index,
              Expires January 2007 @ $49 ........................         1,024
   10,300  iShares Russell 2000 Index,
              Expires January 2008 @ $55 ........................         1,777
   20,000  NASDAQ-100 Index,
              Expires January 2007 @ $30 ........................           500
                                                                   ------------
           Total Purchased Put Options
              (Cost $10,829) ....................................         4,159
                                                                   ------------
PRINCIPAL
 AMOUNT
 (000S)
---------

REPURCHASE AGREEMENT - 2.2%
   (COST $7,270)
$   7,270  Agreement with Morgan Stanley,
              4.360% dated 01/31/2006, to be
              repurchased at $7,271,000 on
              02/01/2006 (Collateralized by U.S.
              Treasury Bond, 3.000% due
              07/15/2012,
              market value $7,512,000) ..........................         7,270
                                                                   ------------

SHORT-TERM INVESTMENT - 17.9%
   (COST $58,423)
   58,423  Mellon GSL DBT II
              Collateral Fund+++ ................................        58,423
                                                                   ------------

TOTAL INVESTMENTS (Cost $342,547*) ....................... 116.3%       379,240

OTHER ASSETS (LIABILITIES) (NET) ......................... (16.3)       (53,166)
                                                           -----   ------------
NET ASSETS ............................................... 100.0%  $    326,074
                                                           =====   ============
----------
  *   Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $55,249,000, representing 16.9% of the total net assets of the Fund (Collateral value $58,423,000).

  +   Non-income producing security.

 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                       ADR -- American Depositary Receipt
                       EIS -- Enhanced Income Security
                       (F) -- Foreign Shares

--------------------------------------------------------------------------------

                         See Notes to Portfolio of Investments.               17

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS - 94.5%

           CONSUMER DISCRETIONARY - 14.7%

           CONSUMER DURABLES & APPAREL - 4.8%
   53,180  Carter's, Inc.+ ......................................  $      3,616
  125,060  Charles & Colvard Ltd.** .............................         1,842
  183,248  Coach, Inc.+ .........................................         6,588
   58,469  Desarrolladora Homex SA de CV, ADR+ ..................         2,029
   39,400  Meritage Homes Corporation+ ..........................         2,384
   67,700  Volcom, Inc.+ ........................................         2,568
                                                                   ------------
                                                                         19,027
                                                                   ------------

           CONSUMER SERVICES - 2.4%
   70,500  BJ's Restaurants Inc.+ ...............................         1,782
   68,300  Cheesecake Factory, Inc.+ ............................         2,517
   33,912  Ctrip.com International Ltd., ADR ....................         2,100
   34,200  Ruby Tuesday, Inc. ...................................           978
   80,846  Sonic Corporation+ ...................................         2,341
                                                                   ------------
                                                                          9,718
                                                                   ------------

           MEDIA - 2.3%
  163,500  Focus Media Holding Ltd., ADR+* ......................         8,925
                                                                   ------------

           RETAILING - 5.2%
   26,019  America's Car-Mart, Inc.+ ............................           485
   45,752  Blue Nile, Inc.+ .....................................         1,709
   65,739  Guitar Center, Inc.+ .................................         3,529
   40,200  Gymboree Corporation+ ................................           991
  184,959  Hibbett Sporting Goods, Inc.+ ........................         5,669
   58,555  Stamps.com, Inc.+ ....................................         1,669
   34,589  Tractor Supply Company+ ..............................         1,767
  184,664  Urban Outfitters, Inc.+ ..............................         5,043
                                                                   ------------
                                                                         20,862
                                                                   ------------
           Total Consumer Discretionary .........................        58,532
                                                                   ------------

           CONSUMER STAPLES - 1.3%

           FOOD & STAPLES RETAILING - 0.7%
   75,000  Central European Distribution Corporation+ ...........         2,884
                                                                   ------------

           HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
   44,247  Parlux Fragrances, Inc.+ .............................         1,481
   25,262  USANA Health Sciences, Inc.+ .........................         1,013
                                                                   ------------
                                                                          2,494
                                                                   ------------
           Total Consumer Staples ...............................         5,378
                                                                   ------------

           ENERGY - 8.6%
   81,224  ATP Oil & Gas Corporation+ ...........................         3,456
  108,500  Basic Energy Services, Inc.+ .........................         3,043
  114,800  Bronco Drilling Company, Inc.+ .......................         3,631
  178,061  Carrizo Oil & Gas, Inc.+ .............................         5,139
   41,500  Dril-Quip, Inc.+ .....................................         2,613
  242,700  Input/Output, Inc.+ ..................................         1,910
   30,500  Lufkin Industries, Inc. ..............................         2,056
  124,600  Petrohawk Energy Corporation+ ........................         1,994
   88,400  Pioneer Drilling Company+ ............................         2,016
   28,800  SEACOR Holdings Inc.+ ................................         2,139
   52,637  Veritas DGC, Inc.+ ...................................         2,372

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

   45,500  W-H Energy Services, Inc.+ ...........................  $      2,197
   36,056  Whiting Petroleum Corporation+ .......................         1,669
                                                                   ------------
           Total Energy .........................................        34,235
                                                                   ------------
           FINANCIALS - 4.5%

           BANKS - 1.4%
   83,500  Brookline Bancorp, Inc. ..............................         1,252
   73,500  Midwest Banc Holdings, Inc. ..........................         1,747
   84,200  Signature Bank+ ......................................         2,564
                                                                   ------------
                                                                          5,563
                                                                   ------------
           DIVERSIFIED FINANCIALS - 1.3%
   90,084  First Cash Financial Services,Inc.+ ..................         3,144
  128,900  TradeStation Group, Inc.+ ............................         2,280
                                                                   ------------
                                                                          5,424
                                                                   ------------

           INSURANCE - 1.8%
  159,700  American Equity Investment Life Holding Company ......         2,244
  118,300  Amerisafe Inc.+ . ....................................         1,211
   77,106  Delphi Financial Group, Inc., Class A ................         3,675
                                                                   ------------
                                                                          7,130
                                                                   ------------
           Total Financials .....................................        18,117
                                                                   ------------
           HEALTH CARE - 22.6%

           HEALTH CARE EQUIPMENT & SERVICES - 11.2%
   16,700  Abaxis, Inc.+ ........................................           333
  122,591  Adeza Biomedical Corporation+ ........................         2,714
   52,514  Advisory Board Company+ ..............................         2,625
  197,300  Align Technology, Inc.+ ..............................         1,614
   39,022  American Healthways, Inc.+ ...........................         1,743
   73,416  ArthroCare Corporation+ ..............................         3,288
   58,080  Aspect Medical Systems, Inc.+ ........................         2,101
   36,329  Centene Corporation+ .................................           955
  130,732  Conceptus, Inc.+ .....................................         2,131
   57,500  Conor Medsystems, Inc.+ ..............................         1,351
   88,700  HealthExtras, Inc.+ ..................................         2,918
   18,400  ICU Medical, Inc.+ ...................................           663
   74,900  Immucor, Inc.+ .......................................         2,251
   62,207  IntraLase Corporation+ ...............................         1,235
   16,600  IRIS International Inc.+ .............................           379
   82,852  Kyphon, Inc.+ ........................................         3,444
   71,684  LCA-Vision, Inc. .....................................         4,026
   12,263  LHC Group, Inc.+ .....................................           195
  102,152  Merge Technologies, Inc.+ ............................         2,697
  120,800  Micrus Endovascular Corporation+ .....................         1,150
   43,800  Palomar Medical Technologies,Inc.+ ...................         1,726
  120,400  Quidel Corporation+ ..................................         1,203
   64,125  Syneron Medical Ltd. (F)+ ............................         1,784
   82,817  Ventiv Health, Inc.+ .................................         2,111
    8,044  VNUS Medical Technologies, Inc.+ .....................            73
                                                                   ------------
                                                                         44,710
                                                                   ------------

18                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           HEALTH CARE (CONTINUED)

           PHARMACEUTICALS & BIOTECHNOLOGY - 11.4%
   81,600  Adams Respiratory Therapeutics, Inc.+ ................  $      3,523
   34,500  Amylin Pharmaceuticals, Inc.+ ........................         1,463
  124,800  Anadys Pharmaceuticals Inc.+ .........................         1,369
    2,923  Anika Therapeutics, Inc.+ ............................            29
  120,300  Aspreva Pharmaceuticals Corporation (F)+ .............         2,406
   60,300  Combinatorx Inc.+ ....................................           775
   72,900  CV Therapeutics, Inc.+ ...............................         1,794
   58,538  Digene Corporation+ ..................................         1,943
  177,600  Encysive Pharmaceuticals, Inc.+ ......................         1,682
   82,235  First Horizon Pharmaceutical Corporation+ ............         1,382
  128,300  Keryx Biopharmaceuticals, Inc.+ ......................         2,057
   63,929  Kos Pharmaceuticals, Inc.+ ...........................         2,801
   83,409  LifeCell Corporation+ ................................         1,810
  157,344  MGI Pharma, Inc.+ ....................................         2,623
  150,300  Nastech Pharmaceutical Company Inc.+ .................         2,390
  135,434  Nektar Therapeutics+ .................................         2,682
   94,157  PDL BioPharma Inc.+ ..................................         2,745
  138,347  Rigel Pharmaceuticals, Inc.+ .........................         1,078
   98,516  Salix Pharmaceuticals Ltd.+ ..........................         1,713
   76,200  SeraCare Life Sciences, Inc.+ ........................           666
  117,100  Telik, Inc.+ .........................................         2,247
   94,739  United Therapeutics Corporation+ .....................         6,127
                                                                   ------------
                                                                         45,305
                                                                   ------------
           Total Health Care ....................................        90,015
                                                                   ------------

           INDUSTRIALS - 12.5%

           CAPITAL GOODS - 8.6%
  147,720  A.S.V., Inc.+** ......................................         4,875
   33,264  American Science & Engineering, Inc.+ ................         2,137
   44,800  Bucyrus International, Inc. ..........................         2,741
  143,980  Ceradyne, Inc.+ ......................................         8,241
   52,900  ESCO Technologies Inc.+ ..............................         2,600
  109,200  Essex Corporation+ ...................................         2,233
   92,000  iRobot Corporation+** ................................         3,271
   60,575  Lincoln Electric Holdings, Inc. ......................         2,696
   59,800  NCI Building Systems, Inc.+ ..........................         3,032
  151,821  TurboChef Technologies, Inc.+** ......................         2,333
                                                                   ------------
                                                                         34,159
                                                                   ------------

           COMMERCIAL SERVICES & SUPPLIES - 2.8%
   38,658  CRA International Inc.+ ..............................         1,867
  108,416  LECG Corporation+ . ..................................         1,819
   45,800  Mine Safety Appliances Company .......................         1,824
   55,900  Portfolio Recovery Associates, Inc.+ .................         2,753
  107,900  Resources Connection, Inc.+ ..........................         2,934
                                                                   ------------
                                                                         11,197
                                                                   ------------

           TRANSPORTATION - 1.1%
  101,874  Knight Transportation, Inc. ..........................         2,072
  104,600  Universal Truckload Services, Inc.+ ..................         2,467
                                                                   ------------
                                                                          4,539
                                                                   ------------
           Total Industrials ....................................        49,895
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           INFORMATION TECHNOLOGY - 29.9%

           COMMUNICATIONS EQUIPMENT - 7.1%
  128,699  AudioCodes Ltd. (F)+ .................................  $      1,631
   53,682  Blue Coat Systems, Inc.+ .............................         2,200
   43,117  Comtech Telecommunications+ ..........................         1,374
  408,273  Glenayre Technologies, Inc.+ .........................         1,592
  130,600  Ixia+ ................................................         1,646
  141,262  Openwave Systems Inc.+ ...............................         3,046
   89,106  Orckit Communications Ltd. (F)+ ......................         2,695
  152,200  Polycom, Inc.+ .......................................         2,950
  241,500  Redback Networks Inc.+ ...............................         4,069
   83,012  SafeNet, Inc.+ .......................................         2,608
  192,700  Symmetricom, Inc.+ ...................................         1,906
  172,600  Tekelec+ .............................................         2,701
                                                                   ------------
                                                                         28,418
                                                                   ------------
           COMPUTERS & PERIPHERALS - 1.4%
   66,400  Hutchinson Technology, Inc.+ .........................         1,838
  115,200  Rackable Systems Inc.+ ...............................         3,462
                                                                   ------------
                                                                          5,300
                                                                   ------------
           INTERNET SOFTWARE & SERVICES - 6.6%
  113,200  Akamai Technologies, Inc.+ ...........................         2,471
  177,043  aQuantive, Inc.+ .....................................         4,605
   41,500  F5 Networks, Inc.+ ...................................         2,685
  122,000  HouseValues, Inc.+** .................................         2,048
  119,400  iVillage, Inc.+ ......................................           898
   96,923  Jupitermedia Corporation+ ............................         1,569
   74,991  Marchex, Inc., Class B+** ............................         1,824
  150,000  Secure Computing Corporation+ ........................         2,184
  150,572  ValueClick, Inc.+ ....................................         2,834
   54,700  Websense, Inc.+ ......................................         3,606
   83,958  WebSideStory, Inc.+ ..................................         1,692
                                                                   ------------
                                                                         26,416
                                                                   ------------
           IT SERVICES - 2.9%
  221,824  Euronet Worldwide, Inc.+ .............................         7,158
   84,548  RightNow Technologies, Inc.+ .........................         1,348
  111,400  VeriFone Holdings, Inc.+ .............................         2,843
                                                                   ------------
                                                                         11,349
                                                                   ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
   45,655  Cymer, Inc.+ .........................................         2,061
   63,200  Ikanos Communications+ ...............................         1,244
   73,700  Microsemi Corporation+ ...............................         2,243
  219,952  O2Micro International Limited (F)+ ...................         2,393
   55,778  Saifun Semiconductors Ltd. (F)+ ......................         1,897
  113,000  Semtech Corporation+ . ...............................         2,179
  140,100  Silicon Motion Technology Corporation, ADR+ ..........         2,265
   64,800  SiRF Technology Holdings, Inc.+ ......................         2,183
   29,800  Supertex, Inc.+ ......................................           894
  117,184  Tessera Technologies, Inc.+ ..........................         3,783
  202,800  Trident Microsystems, Inc.+ ..........................         5,297
  100,700  Zoran Corporation+ ...................................         1,975
                                                                   ------------
                                                                         28,414
                                                                   ------------

                     See Notes to Portfolio of Investments.                  19

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

            INFORMATION TECHNOLOGY (CONTINUED)

            SOFTWARE - 4.8%
  138,600  Concur Technologies, Inc.+ ...........................  $      2,290
  167,500  Informatica Corporation+ .............................         2,466
  140,000  Micromuse Inc.+ ......................................         1,393
  198,336  Online Resources Corporation+ ........................         2,638
  111,693  PDF Solutions, Inc.+ .................................         1,980
   36,600  Retalix Ltd. (F)+** ..................................           944
   65,380  TALX Corporation .....................................         2,049
  249,600  TIBCO Software Inc.+ .................................         1,994
  199,000  VASCO Data Security International, Inc.+ .............         2,177
   60,300  Witness Systems,Inc.+ ................................         1,202
                                                                   ------------
                                                                         19,133
                                                                   ------------
           Total Information Technology .........................       119,030
                                                                   ------------
           TELECOMMUNICATION SERVICES - 0.4%
   55,103  JAMDAT Mobile Inc.+ ..................................         1,485
                                                                   ------------
           Total Common Stocks
              (Cost $293,932) ...................................       376,687
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
   55,140  RAIT Investment Trust ................................         1,495
  118,300  Strategic Hotel Capital, Inc. ........................         2,532
                                                                   ------------
           Total REITs
              (Cost $3,634) .....................................         4,027
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
----------                                                         ------------

REPURCHASE AGREEMENT - 3.7%
   (COST $14,867)
$  14,867  Agreement with Morgan Stanley, 4.360% dated
              01/31/2006, to be repurchased at $14,869,000 on
              02/01/2006(Collateralized by U.S.Treasury Bond,
              3.000% due 07/15/2012,
              market value $15,363,000) ................           $     14,867
                                                                   ------------
SHORT-TERM INVESTMENT - 3.2%
   (COST $12,690)
   12,690  Mellon GSL DBT II
              Collateral Fund++ ........................                 12,690
                                                                   ------------

TOTAL INVESTMENTS (Cost $325,123*) .....................   102.4%       408,271

OTHER ASSETS (LIABILITIES) (NET) .......................    (2.4)        (9,603)
                                                           -----   ------------
NET ASSETS .............................................   100.0%  $    398,668
                                                           =====   ============

----------
 *    Aggregate cost for federal tax purposes.

** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $11,850,000, representing 3.0% of the total net assets of the Fund (Collateral value $12,690,000).

 +    Non-income producing security.

++ Represents investment purchased with cash collateral for securities loaned.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                      ADR -- American Depositary Receipt
                      (F) -- Foreign Shares

--------------------------------------------------------------------------------

20                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
----------                                                         ------------

COMMON STOCKS - 96.2%

            JAPAN - 31.3%***
    41,410  Advantest Corporation ...............................  $      5,083
   246,000  AEON Company Ltd. ...................................         6,480
    15,247  Aiful Corporation ...................................         1,029
    61,900  Astellas Pharma Inc. ................................         2,559
    58,300  Canon Inc. ..........................................         3,519
   184,700  Daiichi Sankyo Company Ltd. .........................         3,826
   106,000  Daimaru, Inc. .......................................         1,648
    87,000  Daiwa House Industry Company Ltd. ...................         1,461
    79,400  FANUC Ltd. ..........................................         6,992
    17,900  Hirose Electric Company Ltd. ........................         2,718
    70,800  Hoya Corporation ....................................         2,837
   190,700  Kansai Electric Power Company Inc. ..................         4,284
   119,000  Kao Corporation .....................................         3,429
       341  Millea Holdings, Inc. ...............................         6,541
   279,300  Mitsubishi Corporation ..............................         6,524
   833,000  Mitsubishi Estate Company Ltd. ......................        19,351
   405,000  Mitsubishi Heavy Industries Ltd. ....................         1,833
     1,764  Mitsubishi UFJ Financial Group, Inc. .................       25,414
   167,000  Mitsui & Company Ltd.** .............................         2,402
    89,000  Mitsui Fudosan Company Ltd. .........................         1,874
   247,000  Mitsui Sumitomo Insurance Company Ltd. ..............         3,032
       736  Mizuho Financial Group, Inc. ........................         6,023
    23,000  Murata Manufacturing Company Ltd. ...................         1,667
   118,000  NGK Spark Plug Company, Ltd.** ......................         2,947
    32,000  Nidec Corporation ...................................         2,932
    46,400  Nintendo Company Ltd. ...............................         6,364
   205,000  Nippon Electric Glass Company, Ltd. .................         5,400
   525,000  Nippon Steel Corporation ............................         1,942
       620  Nippon Telegraph & Telephone Corporation ............         2,875
   517,000  Nissan Motor Company Ltd. ...........................         5,818
   119,300  Nitto Denko Corporation .............................        10,099
   203,000  Obayashi Corporation ................................         1,632
   217,000  Odakyu Electric Railway Company, Ltd. ...............         1,345
    37,200  ORIX Corporation ....................................         9,625
   180,000  Ricoh Company, Ltd. .................................         3,092
    43,200  Rohm Company Ltd. ...................................         4,670
    39,000  SECOM Company Ltd. ..................................         2,018
    12,100  Shimamura Company Ltd. ..............................         1,535
    66,200  Shin-Etsu Chemical Company Ltd. .....................         3,764
    49,500  SMC Corporation .....................................         7,583
   541,200  SOFTBANK Corporation** ..............................        18,224
   241,000  Sompo Japan Insurance Inc. ..........................         3,427
    37,190  Sony Corporation ....................................         1,807
   573,000  Sumitomo Corporation ................................         7,840
     2,336  Sumitomo Mitsui Financial Group, Inc. ...............        27,282
    84,000  Sumitomo Realty & Development Company, Ltd. .........         1,905
   334,800  Suzuki Motor Corporation ............................         6,821
    24,950  T&D Holdings, Inc. ..................................         1,780
    76,200  Takeda Pharmaceutical Company Ltd. ..................         4,313
    19,100  TDK Corporation .....................................         1,382
    69,600  Tokyo Electric Power Company Inc. ...................         1,750
   138,100  Tokyo Electron Ltd. .................................        10,584

                                                                       VALUE
  SHARES                                                               (000S)
----------                                                         ------------

   407,000  Tokyo Gas Company Ltd.** ............................  $      1,891
   565,000  Tokyu Corporation ...................................         3,949
    37,100  Toyota Motor Corporation (F) ........................         1,923
   112,000  Trend Micro Inc.** ..................................         3,733
    45,200  Unicharm Corporation ................................         2,135
    83,700  USHIO Inc. ..........................................         2,137
     3,915  Yahoo! Japan Corporation ............................         5,307
    52,600  Yamada Denki Company Ltd.** .........................         6,780
   297,500  Yamato Holdings Company, Ltd. .......................         5,136
                                                                   ------------
                                                                        314,273
                                                                   ------------
            UNITED KINGDOM - 15.2%
    50,900  Anglo American PLC ..................................         1,956
   437,000  ARM Holdings PLC ....................................         1,030
   156,400  AstraZeneca PLC .....................................         7,574
   137,300  AstraZeneca PLC (F) .................................         6,680
    89,800  BAE Systems PLC .....................................           666
   110,084  BHP Billiton PLC ....................................         2,034
   137,300  Brambles Industries PLC .............................           993
   101,100  British Land Company PLC ............................         2,067
   174,563  Cadbury Schweppes PLC (F) ...........................         1,714
    32,200  Carnival PLC ........................................         1,787
   114,500  Diageo PLC ..........................................         1,704
   633,900  HBOS PLC ............................................        11,147
   253,600  HSBC Holdings PLC ...................................         4,214
   105,600  Johnston Press PLC ..................................           891
   470,000  Kingfisher PLC ......................................         1,986
   278,400  Lloyds TSB Group PLC ................................         2,523
    92,000  Northern Rock PLC ...................................         1,704
   212,200  Pearson PLC .........................................         2,748
   761,600  Reed Elsevier PLC ...................................         7,181
    44,000  Rio Tinto PLC .......................................         2,244
    34,542  Rolls-Royce Group PLC ...............................           267
   643,500  Royal Bank of Scotland Group PLC++ ..................        19,919
   466,948  Royal Dutch Shell PLC, A Shares .....................        15,899
   163,435  Royal Dutch Shell PLC, B Shares .....................         5,862
    14,900  Royal Dutch Shell PLC, Class A, ADR .................         1,015
   180,400  Scottish & Southern Energy PLC ......................         3,431
   224,000  Standard Chartered PLC ..............................         5,559
   233,900  Tesco PLC ...........................................         1,323
   194,000  TI Automotive Ltd., Class A+# .......................             0
   530,500  Unilever PLC ........................................         5,578
11,575,019  Vodafone Group PLC (F) ..............................        24,299
    71,600  Wolseley PLC ........................................         1,725
   119,500  Xstrata PLC .........................................         3,353
   210,500  Yell Group PLC ......................................         1,995
                                                                   ------------
                                                                        153,068
                                                                   ------------
            FRANCE - 8.3%
    54,995  Accor SA** ..........................................         3,297
    61,500  AXA Group ...........................................         2,085
   133,000  BNP Paribas SA ......................................        11,863
   254,200  Bouygues SA++** .....................................        13,937
    26,300  Carrefour SA ........................................         1,242
    24,800  Dassault Systemes SA** ..............................         1,486
    28,100  Essilor International SA** ..........................         2,453

                   See Notes to Portfolio of Investments.                    21

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           FRANCE (CONTINUED)
   33,900  Groupe Danone** ......................................  $      3,695
   14,698  L'Air Liquide SA .....................................         3,022
   35,000  L'Oreal SA ...........................................         2,841
   52,000  Lafarge SA ...........................................         5,472
    3,600  Safran SA ............................................            95
  151,600  Sanofi-Aventis Group (F)** ...........................        13,899
   82,587  Schneider Electric SA** ..............................         8,631
   17,900  Societe Generale Group** .............................         2,364
   11,400  Thales SA ............................................           551
    6,700  Total SA .............................................         1,850
   53,600  Veolia Environnement SA** ............................         2,713
   62,300  Vivendi Universal SA .................................         1,952
                                                                   ------------
                                                                         83,448
                                                                   ------------
           SWITZERLAND - 8.0%
   31,000  Adecco SA** ..........................................         1,731
  236,782  Compagnie Financiere Richemont AG, A Units ...........        10,770
  102,362  Credit Suisse Group ..................................         5,977
  151,076  Holcim Ltd. ..........................................        11,433
   22,981  Nestle SA (F) ........................................         6,741
  296,387  Novartis AG (F) ......................................        16,275
   59,011  Roche Holding AG-Genusschein (F) .....................         9,324
  121,291  Swiss Reinsurance Company ............................         9,018
   11,589  Swisscom AG ..........................................         3,560
   10,500  Synthes, Inc. ........................................         1,257
   41,956  UBS AG ...............................................         4,562
                                                                   ------------
                                                                         80,648
                                                                   ------------
           GERMANY - 6.0%
   49,500  Allianz AG ...........................................         7,979
   37,000  Altana AG ............................................         2,067
  136,200  Bayer AG .............................................         5,689
   28,500  Bayerische Motoren Werke (BMW) AG ....................         1,289
   84,500  DaimlerChrysler AG ...................................         4,853
   32,200  Deutsche Bank AG .....................................         3,458
   16,137  Deutsche Boerse AG ...................................         2,041
   97,600  Deutsche Post AG .....................................         2,750
   60,400  E.ON AG ..............................................         6,747
  193,900  Infineon Technologies AG+ ............................         1,826
   32,600  SAP AG ...............................................         6,675
   20,300  SAP AG, Sponsored ADR ................................         1,043
  102,300  Siemens AG** .........................................         9,331
   81,000  Volkswagen AG** ......................................         4,803
                                                                   ------------
                                                                         60,551
                                                                   ------------
           CANADA - 5.5%
  153,900  Abitibi-Consolidated Inc.** ..........................           588
  245,800  Alcan Inc.** .........................................        11,976
  189,600  Barrick Gold Corporation (F) .........................         5,965
   72,800  Cameco Corporation ...................................         5,739
   93,700  Canadian Natural Resources Ltd.** ....................         5,808
    2,700  Falconbridge Ltd. ....................................            91
   86,400  Inco Ltd. (F) ........................................         4,431

                                                                      VALUE
  SHARES                                                              (000S)
---------                                                          ------------

   14,200  Magna International Inc., Class A** ..................  $      1,042
   25,800  Manulife Financial Corporation** .....................         1,572
   81,100  Methanex Corporation .................................         1,749
   30,100  National Bank of Canada** ............................         1,632
   64,400  Potash Corporation of Saskatchewan Inc. ..............         5,795
   44,800  Suncor Energy Inc. ...................................         3,581
  124,800  TELUS Corporation** ..................................         4,915
                                                                   ------------
                                                                         54,884
                                                                   ------------
           NETHERLANDS - 4.9%
  288,135  ABN AMRO Holding NV ..................................         8,000
  320,944  AEGON NV .............................................         5,187
   85,625  Heineken Holding NV ..................................         2,849
  158,806  Heineken NV ..........................................         5,587
  220,614  ING Groep NV .........................................         7,874
1,215,600  Koninklijke (Royal) KPN NV ...........................        11,743
   50,700  Koninklijke (Royal) Numico NV+ .......................         2,304
   79,400  Reed Elsevier NV .....................................         1,116
   75,500  TNT NV ...............................................         2,479
   25,200  Unilever NV ..........................................         1,768
                                                                   ------------
                                                                         48,907
                                                                   ------------
           SPAIN - 4.0%
   62,400  Altadis, SA** ........................................         2,594
  506,900  Banco Bilbao Vizcaya Argentaria SA** .................        10,237
  573,000  Banco Santander Central Hispano SA** .................         8,244
   85,000  Iberdrola SA .........................................         2,420
   61,300  Industria de Diseno Textil SA (Inditex) ..............         2,106
  321,700  Repsol YPF SA ........................................         8,721
  362,174  Telefonica SA ........................................         5,528
                                                                   ------------
                                                                         39,850
                                                                   ------------
           AUSTRALIA - 2.0%***
  326,300  Amcor Ltd. ...........................................         1,695
  202,878  Brambles Industries Ltd.** ...........................         1,526
  312,000  Foster's Group Ltd. ..................................         1,247
  256,460  Insurance Australia Group Ltd.** .....................         1,083
   26,261  Macquarie Bank Limited ...............................         1,361
  169,100  Promina Group Ltd. ...................................           658
  125,943  QBE Insurance Group Ltd. .............................         1,848
  329,460  Rinker Group Ltd. ....................................         4,192
   55,300  Wesfarmers Ltd. ......................................         1,595
   81,200  Westpac Banking Corporation** ........................         1,433
  264,991  Woolworths Ltd. ......................................         3,466
                                                                   ------------
                                                                         20,104
                                                                   ------------
           SWEDEN - 1.4%
   92,100  Assa Abloy AB, B Shares ..............................         1,486
  128,100  Atlas Copco AB, Class A ..............................         3,011
   35,400  Sandvik AB ...........................................         1,743
1,929,000  Telefonaktiebolaget LM Ericsson, B Shares ............         6,960
   34,000  Telefonaktiebolaget LM Ericsson, Sponsored ADR .......         1,240
                                                                   ------------
                                                                         14,440
                                                                   ------------

22                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------
                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

COMMON STOCKS (CONTINUED)

           SOUTH KOREA - 1.3%***
   17,616  Samsung Electronics Company Ltd. .....................  $     13,514
                                                                   ------------
           HONG KONG - 1.3%***
2,608,000  CNOOC Ltd. ...........................................         2,202
  836,000  Hang Lung Group Ltd. .................................         1,875
  850,000  Hang Lung Properties Ltd. ............................         1,654
  911,500  Johnson Electric Holdings Ltd. .......................           893
1,780,000  Li & Fung Ltd. .......................................         3,304
2,408,000  PCCW Ltd. ............................................         1,614
  181,000  Sung Hung Kai Properties Ltd. ........................         1,875
                                                                   ------------
                                                                         13,417
                                                                   ------------
           MEXICO - 1.2%
  360,600  America Movil SA de CV, Series L, ADR ................        12,163
                                                                   ------------
           SOUTH AFRICA - 1.2%
  280,400  Sasol Ltd. ...........................................        11,522
                                                                   ------------
           SINGAPORE - 0.8%***
  149,000  DBS Group Holdings Ltd. ..............................         1,506
3,252,675  Singapore Telecommunications Ltd.++ ..................         5,107
  122,000  United Overseas Bank Ltd. ............................         1,091
                                                                   ------------
                                                                          7,704
                                                                   ------------
           ITALY - 0.5%
  322,200  Banca Intesa SpA .....................................         1,833
  108,850  Eni SpA ..............................................         3,291
                                                                   ------------
                                                                          5,124
                                                                   ------------
           IRELAND - 0.5%
   93,268  CRH PLC ..............................................         2,890
  128,500  Depfa Bank PLC .......................................         2,200
                                                                   ------------
                                                                          5,090
                                                                   ------------
           BELGIUM - 0.5%
   31,200  Fortis ...............................................         1,091
   63,600  SES GLOBAL, FDR ......................................         1,171
   51,400  UCB Group SA .........................................         2,538
                                                                   ------------
                                                                          4,800
                                                                   ------------
           TAIWAN - 0.4%***
  351,596  Taiwan Semiconductor Manufacturing Company Ltd.,
             Sponsored ADR ......................................         3,797
                                                                   ------------
           AUSTRIA - 0.4%
   23,600  Erste Bank der Oesterreichischen Sparkassen AG .......         1,316
   11,900  Raiffeisen International Bank Holding AG+** ..........           861
   58,808  Telekom Austria AG ...................................         1,424
                                                                   ------------
                                                                          3,601
                                                                   ------------
           DENMARK - 0.3%
   51,800  Novo Nordisk A/S, Class B ............................         2,901
                                                                   ------------

                                                                       VALUE
  SHARES                                                               (000S)
---------                                                          ------------

           NORWAY - 0.3%
  127,700  DnB NOR ASA ..........................................  $      1,430
   76,714  Norske Skogindustrier ASA ............................         1,269
                                                                   ------------
                                                                          2,699
                                                                   ------------
           BRAZIL - 0.2%
   43,591  Companhia Vale do Rio Doce, Sponsored ADR ............         2,235
                                                                   ------------
           ISRAEL - 0.2%
   47,700  Teva Pharmaceutical Industries Ltd., Sponsored ADR ...         2,033
                                                                   ------------
           GREECE - 0.2%
   52,000  Opap SA ..............................................         1,955
                                                                   ------------
           FINLAND - 0.1%
   95,500  Stora Enso Oyj - R Shares ............................         1,324
                                                                   ------------
           PORTUGAL - 0.1%
  100,000  Portugal Telecom, SGPS, SA ...........................         1,004
                                                                   ------------
           UNITED STATES - 0.1%
   60,197  News Corporation (F), CDI ............................           954
                                                                   ------------
           Total Common Stocks
             (Cost $678,850) ....................................       966,010
                                                                   ------------
PREFERRED STOCK - 0.1%
  (COST $50)
           SOUTH KOREA - 0.1%***
      900  Samsung Electronics Company Ltd. .....................           528
                                                                   ------------

                     See Notes to Portfolio of Investments.                   23

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 3.7%
  (COST $37,139)
$  37,139  Agreement with Morgan Stanley, 4.360% dated
             01/31/2006, to be repurchased at $37,143,000
             on 02/01/2006 (Collateralized by U.S. Treasury
             Bond, 3.000% due 07/15/2012, market value
             $38,377,000) .........................                $     37,139
                                                                   ------------

SHORT-TERM INVESTMENT - 11.0%
  (COST $110,819)
  110,819  Mellon GSL DBT II
             Collateral Fund+++ ...................                     110,819
                                                                   ------------

TOTAL INVESTMENTS (Cost $826,858*) ................  111.0%           1,114,496

OTHER ASSETS (LIABILITIES) (NET) ..................  (11.0)            (110,010)
                                                     -----         ------------
NET ASSETS ........................................  100.0%        $  1,004,486
                                                     =====         ============
----------
  *   Aggregate cost for federal tax purposes.

 ** Some or all of these securities are on loan at January 31, 2006, and have an aggregate market value of $105,065,000, representing 10.5% of the total net assets of the Fund (Collateral value $110,819,000).

*** Investments in the areas of the Pacific Rim at January 31, 2006 are 37.2% of the total net assets of the Fund.

  +   Non-income producing security.

 ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

+++ Represents investment purchased with cash collateral for securities loaned.

  # Security is restricted and illiquid. It was acquired on October 30, 2001, and has a value of $0.00 per Fund share at January 31, 2006.

24                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

                 SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

             FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                        CONTRACTS TO RECEIVE
                             (000S)
            -------------------------------------------
                                                     NET
                                                 UNREALIZED
                                      IN        APPRECIATION/
EXPIRATION      LOCAL    VALUE IN  EXCHANGE    (DEPRECIATION)
   DATE       CURRENCY    U.S. $   FOR U.S. $   OF CONTRACTS
----------  -----------  --------  ----------  --------------
02/01/2006  EUR      17        20        20        $  --
02/01/2006  JPY  27,267       232       233           (1)
02/02/2006  EUR      83       101       100            1
02/03/2006  AUD      27        21        21           --
02/03/2006  JPY   8,516        73        73           --
03/14/2006  GBP   2,110     3,754     3,691           63
04/07/2006  EUR   3,253     3,968     3,916           52
04/12/2006  GBP     852     1,515     1,490           25
04/24/2006  GBP   3,320     5,908     5,849           59
06/14/2006  GBP   2,109     3,755     3,660           95
                                                   -----
                                                   $ 294
                                                   -----

               FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                           CONTRACTS TO DELIVER
                                 (000S)
              --------------------------------------------

                                                   NET
                                      IN        UNREALIZED
EXPIRATION      LOCAL    VALUE IN   EXCHANGE   DEPRECIATION
   DATE       CURRENCY    U.S. $   FOR U.S. $  OF CONTRACTS
----------  -----------  --------  ----------  ------------
02/01/2006  CAD      26       23         23       $   --
02/01/2006  EUR      88      106        105           (1)
02/01/2006  GBP     109      194        193           (1)
02/02/2006  CAD      74       65         65           --
02/02/2006  GBP      36       65         64           (1)
02/02/2006  JPY  13,006      111        111           --
02/03/2006  GBP      62      109        109           --
03/14/2006  CHF   4,764    3,741      3,691          (50)
04/07/2006  EUR   3,253    3,967      3,931          (36)
04/12/2006  CHF   1,906    1,502      1,490          (12)
04/24/2006  CAD   6,808    5,991      5,849         (142)
06/14/2006  CHF   4,723    3,744      3,660          (84)
                                                  ------
                                                  $ (327)
                                                  ------
Net Unrealized Depreciation of Forward
   Foreign Currency Contracts ..............      $  (33)
                                                  ======

AT JANUARY 31, 2006, SECTOR DIVERSIFICATION IS AS FOLLOWS:

                                               % OF        VALUE
         SECTOR DIVERSIFICATION             NET ASSETS     (000S)
         ----------------------             ----------  -----------

COMMON STOCKS:
Banks ..................................       17.2%    $   173,153
Materials ..............................       10.7         107,942
Telecommunication Services .............        8.6          86,555
Pharmaceuticals & Biotechnology ........        7.1          69,889
Energy .................................        6.0          59,751
Capital Goods ..........................        5.3          53,640
Insurance ..............................        4.5          44,210
Semiconductors & Semiconductor Equipment        4.0          40,504
Food, Beverage & Tobacco ...............        3.4          34,067
Real Estate Investment Trusts (REITs) ..        3.0          30,601
Internet Software & Services ...........        2.7          27,264
Automobiles & Components ...............        2.6          26,549
Retailing ..............................        2.5          25,564
Utilities ..............................        2.3          23,236
Diversified Financials .................        2.0          20,569
Consumer Durables & Apparel ............        2.0          20,402
Commercial Services & Supplies .........        1.9          18,701
Media ..................................        1.8          18,008
Electronic Equipment & Instruments .....        1.4          13,673
Transportation .........................        1.3          12,909
Software ...............................        1.0           9,204
Other ..................................        4.9          49,619
                                              -----     -----------
TOTAL COMMON STOCKS ....................       96.2         966,010
PREFERRED STOCK ........................        0.1             528
REPURCHASE AGREEMENT ...................        3.7          37,139
SHORT-TERM INVESTMENT ..................       11.0         110,819
                                              -----     -----------

TOTAL INVESTMENTS ......................      111.0       1,114,496

OTHER ASSETS (LIABILITIES) (NET) .......      (11.0)       (110,010)
                                              -----     -----------
NET ASSETS .............................      100.0%    $ 1,004,486
                                              =====     ===========

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                      ADR -- American Depositary Receipt
                      AUD -- Australian Dollar
                      CAD -- Canadian Dollar
                      CDI -- Chess Depositary Interest
                      CHF -- Swiss Franc
                      EUR -- EURO
                      (F) -- Foreign Shares
                      FDR -- Fiduciary Depositary Receipt
                      GBP -- Great Britain Pound Sterling
                      JPY -- Japanese Yen

--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                   25

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT TERM INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

  CORPORATE BONDS AND NOTES - 54.1%

           FINANCIAL SERVICES - 10.8%
$   6,000  Berkshire Hathaway Inc., Note, 3.375% due
             10/15/2008 .........................................  $      5,776
    1,500  CIT Group Inc., Sr. Note, 7.375% due 04/02/2007 ......         1,539
    3,750  Countrywide Home Loans, Inc., Company Guarantee,
             Series K,
             5.500% due 02/01/2007 ..............................         3,763
    2,500  Goldman Sachs Group, Inc., Note,
             4.125% due 01/15/2008 ..............................         2,459
           Household Finance Corporation, Note:
    3,500    5.750% due 01/30/2007 ..............................         3,524
    1,500    7.875% due 03/01/2007 ..............................         1,544
    2,000  Nuveen Investments, Sr. Note,
             5.000% due 09/15/2010 ..............................         1,962
    3,500  Rollins Truck Leasing Corporation, Deb.,
             8.375% due 02/15/2007 ..............................         3,612
    4,000  SLM Corporation, MTN,
             4.000% due 01/15/2009 ..............................         3,878
                                                                   ------------
                                                                         28,057
                                                                   ------------
           BANKS - 8.6%
    5,750  Fifth Third Bank, Note,
             2.700% due 01/30/2007 ..............................         5,616
    3,000  JPMorgan Chase & Company, Note,
             5.350% due 03/01/2007 ..............................         3,015
    3,500  MBNA America Bank N.A., Note,
             6.500% due 06/20/2006 ..............................         3,524
    5,000  SB Treasury Company LLC, Bond,
             9.400% to 06/30/2008;
             10.925% due 12/29/2049** ...........................         5,450
    5,000  U.S. Bank N.A., Note,
             2.850% due 11/15/2006 ..............................         4,923
                                                                   ------------
                                                                         22,528
                                                                   ------------
           REAL ESTATE INVESTMENT TRUSTS/PROPERTY - 6.2%
    4,000  CPG Partners LP, Note,
             3.500% due 03/15/2009 ..............................         3,820
    4,250  Developers Diversified Realty Corporation, Sr. Note,
             6.625% due 01/15/2008 ..............................         4,353
    4,000  Duke-Weeks Realty Corporation, Note,
             7.375% due 08/01/2007 ..............................         4,139
    3,750  EOP Operating LP, Note,
             7.750% due 11/15/2007 ..............................         3,913
                                                                   ------------
                                                                         16,225
                                                                   ------------
           CABLE TV - 4.3%
    4,000  AOL Time Warner Inc., Note,
             6.150% due 05/01/2007 ..............................         4,046
    4,000  Cox Enterprises, Inc., Note,
             4.375% due 05/01/2008** ............................         3,903
    3,000  Univision Communications Inc., Company Guarantee,
             7.850% due 07/15/2011 ..............................         3,301
                                                                   ------------
                                                                         11,250
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

           GAMING/LEISURE - 4.1%
$   5,750  Carnival Corporation, Company Guarantee,
             3.750% due 11/15/2007 ..............................  $      5,623
    5,000  Harrah's Operating Company, Inc., Company Guarantee,
             5.500% due 07/01/2010 ..............................         5,003
                                                                   ------------
                                                                         10,626
                                                                   ------------
           UTILITIES - 3.9%
    4,000  Constellation Energy Group, Inc., Note,
             6.350% due 04/01/2007 ..............................         4,055
    1,650  Pacific Gas & Electric Company, First Mortgage,
             3.600% due 03/01/2009 ..............................         1,579
    1,650  Sempra Energy, Note,
             4.750% due 05/15/2009 ..............................         1,627
    2,750  Texas-New Mexico Power Company, Sr. Note,
             6.250% due 01/15/2009 ..............................         2,814
                                                                   ------------
                                                                         10,075
                                                                   ------------
           HEALTH CARE - 3.6%
    5,500  Amgen Inc., Sr. Note,
             4.000% due 11/18/2009 ..............................         5,321
    4,000  Cardinal Health, Inc., Note,
             6.250% due 07/15/2008 ..............................         4,087
                                                                   ------------
                                                                          9,408
                                                                   ------------
           AUTO MANUFACTURING & PARTS - 3.4%
    4,000  Ford Motor Credit Company, Note,
             6.500% due 01/25/2007 ..............................         3,958
    5,000  Toyota Motor Credit Corporation, Note,
             5.650% due 01/15/2007 ..............................         5,034
                                                                   ------------
                                                                          8,992
                                                                   ------------
           SERVICES - 2.5%
    3,500  PHH Corporation, Note,
             6.000% due 03/01/2008 ..............................         3,543
    3,000  Sealed Air Corporation, Conv. Sr. Note,
             3.000% due 06/30/2033** ............................         3,004
                                                                   ------------
                                                                          6,547
                                                                   ------------
           FOOD - 2.1%
    1,500  CVS Corporation, Note,
             4.000% due 09/15/2009 ..............................         1,441
    4,000  Safeway Inc., Sr. Note,
             6.150% due 03/01/2006 ..............................         3,999
                                                                   ------------
                                                                          5,440
                                                                   ------------
           TELECOMMUNICATIONS - 1.9%
    1,500  TELUS Corporation, Note,
             7.500% due 06/01/2007 ..............................         1,545
    3,500  Verizon Global Funding Corporation, Note,
             4.000% due 01/15/2008 ..............................         3,430
                                                                   ------------
                                                                          4,975
                                                                   ------------

26                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES (CONTINUED)

           AIRLINES - 1.5%
$   4,000  Southwest Airlines Company, Pass-through Certificates,
              5.496% due 11/01/2006 .............................  $      4,013
                                                                   ------------
           DIVERSIFIED MANUFACTURING - 0.8%
    2,000  United Technologies Corporation, Note,
              4.375% due 05/01/2010 .............................         1,957
                                                                   ------------
           AEROSPACE/DEFENSE - 0.4%
    1,000  Boeing Capital Corporation, Sr. Note,
              5.650% due 05/15/2006 .............................         1,003
                                                                   ------------
           Total Corporate Bonds and Notes
              (Cost $142,874) ...................................       141,096
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 15.5%
    4,000  Banc of America Mortgage Securities, Inc.,
              Pass-through Certificates,
              Series 2003-6, Class 1A30,
              4.750% due 08/25/2033 .............................         3,904
    4,397  Cendant Mortgage Corporation,
              Series 2003-3P, Class A1,
              5.500% due 04/25/2020** ...........................         4,373
    4,731  Chase Mortgage Finance Corporation,
              Series 2005-S1, Class 1A8,
              5.500% due 05/25/2035 .............................         4,722
    2,614  Credit Suisse First Boston Mortgage
              Securities Corporation, Pass-through Certificates,
              Series 2003-29, Class 4A1,
              6.000% due 12/25/2033 .............................         2,637
           Federal Home Loan Mortgage Corporation:
    3,394     Series 2442, Class PG,
              6.000% due 06/15/2030 .............................         3,417
    2,574     Series 2552, Class KB,
              4.250% due 06/15/2027 .............................         2,553
    1,836     Series 2575, Class LM,
              4.500% due 05/15/2032 .............................         1,807
    5,000     Series 2811, Class NU,
              4.500% due 05/15/2030 .............................         4,806
           Federal National Mortgage Association:
    1,184     Series 2002-58, Class HB,
              5.500% due 11/25/2015 .............................         1,184
    5,201     Series 2005-100, Class QA,
              5.000% due 11/25/2035 .............................         5,160
    2,489  Government National Mortgage Association,
              Series 2002-70, Class PA,
              4.500% due 08/20/2032 .............................         2,394
    3,589  GSR Mortgage Loan Trust, Pass-through Certificates,
              Series 2005-1F, Class 2A1,
              6.000% due 02/25/2035 .............................         3,608
                                                                   ------------
           Total CMOs
              (Cost $41,333) ....................................        40,565
                                                                   ------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.8%
           Federal Home Loan Bank:
$   4,000     Bond,
              1.875% due 06/15/2006 .............................  $      3,960
    4,931     Series 00-0606, Class Y,
              5.270% due 12/28/2012 .............................         4,920
           Federal Home Loan Mortgage Corporation:
    3,500     Bond,
              3.250% due 02/25/2008 .............................         3,392
    1,000     Note,
              4.125% due 07/12/2010 .............................           973
           Federal National Mortgage Association: Note:
    4,000     4.250% due 07/15/2007 .............................         3,970
    3,000     5.500% due 02/15/2006 .............................         3,001
    3,000     3.000% to 07/16/2006;
              5.800% due 07/16/2013 .............................         2,965
    5,000     Sub. Note,
              4.000% due 09/02/2008 .............................         4,896
                                                                   ------------
           Total U.S. Government Agency Obligations
              (Cost $28,453) ....................................        28,077
                                                                   ------------
U.S. TREASURY NOTES - 6.3%
    6,000  2.000% due 05/15/2006 ................................         5,960
    6,000  2.625% due 03/15/2009 ................................         5,678
    5,000  3.250% due 08/15/2008 ................................         4,853
                                                                   ------------
           Total U.S. Treasury Notes
              (Cost $16,631) ....................................        16,491
                                                                   ------------
ASSET-BACKED SECURITIES (ABSS) - 4.7%
    2,706  Atlantic City Electric Transition Funding LLC,
              Series 2003-1, Class A1,
              2.890% due 07/20/2011 .............................         2,613
    5,000  Capital One Multi-Asset Execution Trust,
              Series 2003-A6, Class A6,
              2.950% due 08/17/2009 .............................         4,934
      120  Green Tree Financial Corporation,
              Series 1995-6, Class B1,
              7.700% due 09/15/2026 .............................           110
    4,750  WFS Financial Owner Trust, Series 2004-3, Class A4,
              3.930% due 02/17/2012 .............................         4,646
                                                                   ------------
           Total ABSs
              (Cost $12,572) ....................................        12,303
                                                                   ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.4%

           ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARMS) - 0.5%
       79  Federal Home Loan Mortgage Corporation (FHLMC),
              5.349% due 11/01/2021+ ............................            81
           Federal National Mortgage Association (FNMA):
    1,219     4.643% due 11/01/2032+ ............................         1,217
       31     4.807% due 01/01/2019+ ............................            31
       51     5.034% due 11/01/2035+ ............................            51
        7     5.538% due 11/01/2022+ ............................             7
       10     5.610% due 04/01/2019+ ............................             9

                  See Notes to Portfolio of Investments.                      27

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

           ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
              (ARMS) (CONTINUED)
$      19     5.875% due 11/01/2021+ ............................  $         19
                                                                   ------------
           Total ARMs
              (Cost $1,469) .....................................         1,415
                                                                   ------------
           FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.5%
    1,179  6.000% due 04/01/2017-05/01/2017 .....................         1,202
       23  9.500% due 08/01/2016 ................................            25
                                                                   ------------
           Total FHLMC
              (Cost $1,221) .....................................         1,227
                                                                   ------------
           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.3%
      627  6.500% due 01/01/2012-01/01/2014 .....................           644
       35  8.500% due 11/01/2017 ................................            38
       22  10.000% due 05/01/2022 ...............................            25
                                                                   ------------
           Total FNMA
              (Cost $685) .......................................           707
                                                                   ------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
        6  8.000% due 03/15/2012 ................................             6
        7  9.000% due 04/20/2025 ................................             7
      137  10.000% due 01/15/2019-02/15/2019 ....................           153
      133  11.000% due 02/15/2010-08/15/2020 ....................           144
                                                                   ------------
           Total GNMA
              (Cost $301) .......................................           310
                                                                   ------------
           Total U.S. Government Agency Mortgage - Backed
              Securities
              (Cost $3,676) .....................................         3,659
                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.4%
   (COST $983)
      984  GMAC Commercial Mortgage Securities Inc.,
               Series 1999-CTL1, Class A,
               7.150% due 12/15/2016** ..........................         1,003
                                                                   ------------
REPURCHASE AGREEMENT - 6.2%
   (COST $16,207)
   16,207  Agreement with Morgan Stanley,
              4.360% dated 01/31/2006, to be
              repurchased at $16,209,000 on
              02/01/2006 (Collateralized by U.S.
              Treasury Bond, 3.000% due
              07/15/2012,
              market value $16,747,000) .........................        16,207
                                                                   ------------

TOTAL INVESTMENTS++ (Cost $262,729*) ...............         99.4%      259,401

OTHER ASSETS (LIABILITIES) (NET) ...................          0.6         1,672
                                                      -----------  ------------
NET ASSETS .........................................        100.0% $    261,073
                                                      ===========  ============

----------
 *    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

 + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2006.

++    All securities segregated as collateral for futures contracts.

                                                                    UNREALIZED
NUMBER OF                                                VALUE     APPRECIATION
CONTRACTS                                                (000S)       (000S)
---------                                             -----------  ------------

FUTURES CONTRACTS-SHORT POSITION
  100      U.S. 5 Year Treasury Note,
              March 2006 ...........................  $    10,573  $         27
                                                      ===========  ============

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                            MTN -- Medium Term Note

--------------------------------------------------------------------------------

28                   See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 68.9%

           FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 34.6%
$  15,913  4.000% due 08/01/2018 ................................  $     15,159
   84,745  4.500% due 04/01/2018-06/01/2035 .....................        81,136
  204,319  5.000% due 04/01/2018-10/01/2035 .....................       197,881
  204,864  5.500% due 11/01/2018-10/01/2035 .....................       203,574
   85,002  6.000% due 04/01/2017-02/01/2035 .....................        86,052
   28,196  6.500% due 02/01/2011-01/01/2032 .....................        29,093
    8,569  7.000% due 07/01/2024-04/01/2032 .....................         8,914
    3,746  7.500% due 12/01/2006-02/01/2031 .....................         3,911
      162  8.000% due 12/01/2030 ................................           173
      438  8.500% due 04/01/2019-07/01/2029 .....................           471
       29  8.750% due 01/01/2013 ................................            30
       86  9.000% due 12/01/2008-08/01/2022 .....................            92
       36  9.500% due 06/01/2016-04/01/2017 .....................            39
                                                                   ------------
           Total FHLMC
             (Cost $639,518) ....................................       626,525
                                                                   ------------

           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 29.0%
   38,060  4.500% due 12/01/2018-11/01/2019 .....................        37,067
  115,112  5.000% due 04/01/2018-06/01/2035 .....................       112,940
  230,394  5.500% due 02/01/2009-08/01/2035 .....................       228,487
   94,003  6.000% due 12/01/2016-10/01/2035 .....................        95,202
   41,517  6.500% due 09/01/2024-07/01/2034 .....................        42,679
    6,290  7.000% due 06/01/2010-07/01/2032 .....................         6,553
    1,768  7.500% due 12/01/2024-02/01/2030 .....................         1,861
      244  8.000% due 05/01/2022-01/01/2025 .....................           251
       39  8.500% due 02/01/2023-09/01/2025 .....................            40
      343  9.000% due 03/01/2017-09/01/2030 .....................           377
                                                                   ------------
           Total FNMA
             (Cost $536,652) ....................................       525,457
                                                                   ------------

           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 5.3%
   42,882  5.500% due 07/20/2033-03/20/2034 .....................        42,966
   32,729  6.000% due 04/20/2026-08/15/2034 .....................        33,555
   11,947  6.500% due 03/15/2024-05/20/2034 .....................        12,418
      166  6.800% due 04/20/2025 ................................           173
    2,571  7.000% due 07/15/2008-06/20/2031 .....................         2,700
    2,323  7.500% due 03/15/2024-11/15/2029 .....................         2,450
       89  7.750% due 12/15/2029 ................................            95
      136  8.000% due 04/15/2022 ................................           145
      464  9.000% due 11/15/2021 ................................           504
      950  9.500% due 04/15/2016-08/15/2021 .....................         1,047
       11  13.500% due 09/15/2014-12/15/2014 ....................            14
                                                                   ------------
           Total GNMA
             (Cost $96,500) .....................................        96,067
                                                                   ------------

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
  (ARMS) - 0.0%
  (COST $96)
       95  Federal National Mortgage Association,
             4.998% due 03/01/2028+ .............................            98
                                                                   ------------
           Total U.S. Government Agency Mortgage-
             Backed Securities
             (Cost $1,272,766) ..................................     1,248,147
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) - 20.4%
           Banc of America Mortgage Securities, Inc.,
             Pass-through Certificates:
$  21,500    Series 2003-6, Class 1A30,
             4.750% due 08/25/2033 ..............................  $     20,981
   14,416    Series 2004-4, Class 2A1,
             5.500% due 05/25/2034 ..............................        14,198
   21,000  Chase Mortgage Finance Corporation,
             Series 2005-S1, Class 1A15,
             6.000% due 05/25/2035 ..............................        21,135
    6,147  Countrywide Alternative Loan Trust,
             Series 2003-13T1, Class A1,
             4.000% due 08/25/2033 ..............................         6,011
           Countrywide Home Loans:
   16,025    Series 2003-50, Class A1,
             5.000% due 11/25/2018 ..............................        15,745
   21,500    Series 2004-4, Class A5,
             5.250% due 05/25/2034 ..............................        20,970
           Credit Suisse First Boston Mortgage
             Securities Corporation, Pass-through
             Certificates:
   13,914    Series 2003-11, Class 1A3,
             4.500% due 06/25/2033 ..............................        13,710
    8,846    Series 2003-29, Class 4A1,
             6.000% due 12/25/2033 ..............................         8,926
   11,814    Series 2003-8, Class 1A1,
             5.750% due 04/25/2033 ..............................        11,745
           Federal Home Loan Mortgage Corporation:
      222    Series 1049, Class F,
             5.400% due 02/15/2021++ ............................           222
      821    Series 1981, Class C,
             6.500% due 08/15/2027 ..............................           841
    8,247    Series 2435, Class GE,
             6.500% due 06/15/2031 ..............................         8,367
    3,734    Series 2442, Class PG,
             6.000% due 06/15/2030 ..............................         3,759
   22,492    Series 2449, Class ND,
             6.500% due 05/15/2030 ..............................        22,712
   12,122    Series 2481, Class VC,
             6.000% due 06/15/2017 ..............................        12,315
    9,000    Series 2551, Class QK,
             5.500% due 01/15/2033 ..............................         8,977
    6,242    Series 2575, Class LM,
             4.500% due 05/15/2032 ..............................         6,143
   27,530    Series 2634, Class IN,
             5.000% due 09/15/2027 ..............................         3,181
   25,000    Series 2981, Class PC,
             5.500% due 10/15/2031 ..............................        24,882
           Federal National Mortgage Association:
    7,000    Grantor Trust, Series 2000-T5, Class B,
             7.300% due 05/25/2010 ..............................         7,632
   11,465    Series 2002-16, Class TM,
             7.000% due 04/25/2032 ..............................        11,931
   21,000    Series 2002-86, Class JC,
             5.500% due 02/25/2032 ..............................        20,956
   19,980    Series 2003-58, Class PI,
             5.000% due 02/25/2027 ..............................         1,308
      515    Trust 259 STRIP,
             7.000% due 04/01/2024 ..............................           117

                    See Notes to Portfolio of Investments.                    29

--------------------------------------------------------------------------------
U. S. GOVERNMENT SECURITIES FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS
  (CMOS) (CONTINUED)
$          Federal National Mortgage Association,
             REMIC, Pass-through Certificates:
      125    Series 1990-49, Class G,
             9.000% due 05/25/2020 ..............................  $        132
       62    Series 1993-162, Class E,
             6.000% due 08/25/2023 ..............................            62
      108    Series 1997-32, Class FA,
             5.131% due 04/25/2027++ ............................           109
           GSR Mortgage Loan Trust,
             Pass-through Certificates:
   10,358    Series 2003-4F, Class 2A3,
             5.000% due 05/25/2033 ..............................        10,309
   15,791    Series 2005-1F, Class 2A1,
             6.000% due 02/25/2035 ..............................        15,877
       78  L.F. Rothschild Mortgage Trust,
             Series 3, Class Z,
             9.950% due 09/01/2017 ..............................            82
           Prime Mortgage Trust:
   21,518    Series 2004-2, Class A2,
             4.750% due 11/25/2019 ..............................        20,849
   20,616    Series 2005-4, Class 1A1,
             4.750% due 10/25/2020 ..............................        20,090
   17,000  Residential Funding Mortgage Security,
             Series 2003-S20, Class 1A4,
             5.500% due 12/25/2033 ..............................        16,590
   19,500  Structured Asset Securities Corporation,
             Series 2005-6, Class 4A1,
             5.000% due 05/25/2035 ..............................        18,769
                                                                   ------------
           Total CMOs
             (Cost $375,128) ....................................       369,633
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.3%
   10,000  Federal Home Loan Bank, Bond,
             2.875% due 09/15/2006 ..............................         9,888
   10,000  Federal Home Loan Mortgage Corporation,
             Sub. Note,
             5.875% due 03/21/2011 ..............................        10,397
           Federal National Mortgage Association:
   10,000    Bond,
             3.250% due 01/15/2008 ..............................         9,723
    1,250    Deb.,
             6.210% due 08/06/2038 ..............................         1,472
             Note:
    7,500    6.000% due 05/15/2008 ..............................         7,700
   20,000    6.000% due 02/03/2020 ..............................        19,788
   18,000    3.000% to 07/16/2006;
             5.800% due 07/16/2013 ..............................        17,791
                                                                   ------------
           Total U.S. Government Agency Obligations
             (Cost $76,196) .....................................        76,759
                                                                   ------------

U.S. TREASURY NOTES - 3.9%
   10,000  3.250% due 08/15/2007 ................................         9,813
   10,000  3.500% due 12/15/2009 ................................         9,651
   37,000  4.000% due 04/15/2010-02/15/2014 .....................        35,998
   15,000  4.250% due 08/15/2014 ................................        14,691
                                                                   ------------
           Total U.S. Treasury Notes
             (Cost $72,298) .....................................        70,153
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 2.1%
  (COST $38,594)
$  38,594  Agreement with Morgan Stanley,
             4.360% dated 01/31/2006, to be
             repurchased at $38,599,000 on
             02/01/2006 (Collateralized by U.S.
             Treasury Bond, 3.000% due
             07/15/2012,
             market value $39,881,000) ..........................  $     38,594
                                                                   ------------

TOTAL INVESTMENTS (Cost $1,834,982*) ...............   99.6%          1,803,286

OTHER ASSETS (LIABILITIES) (NET) ...................    0.4               7,526
                                                      -----        ------------
NET ASSETS .........................................  100.0%       $  1,810,812
                                                      =====        ============

----------
 *    Aggregate cost for federal tax purposes.

 + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2006.

++ Floating rate security whose interest rate is reset periodically based on an index.
--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

      REMIC -- Real Estate Mortgage Investment Conduit
      STRIP -- Separate trading of registered interest and principal of securities

--------------------------------------------------------------------------------

30                  See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                              (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES - 64.6%

           FINANCIAL SERVICES/BANKS - 11.4%
$   6,500  American General Finance, Inc.,
             MTN, Series I,
             4.625% due 05/15/2009 ..............................  $      6,432
      400  Banc One Corporation, Sub. Note,
             10.000% due 08/15/2010 .............................           474
    5,000  Bank of America Corporation, Sub. Note,
             7.800% due 02/15/2010 ..............................         5,501
    1,000  BankAmerica Corporation, Sub. Note,
             6.625% due 08/01/2007 ..............................         1,023
      690  BB&T Corporation, Sub. Note,
             7.250% due 06/15/2007 ..............................           710
           CIT Group Inc.:
    5,000    Bond,
             5.400% due 01/30/2016 ..............................         4,943
             Sr. Note:
    2,000    5.000% due 02/01/2015 ..............................         1,940
    2,500    7.750% due 04/02/2012 ..............................         2,816
   10,000  Citigroup Inc., Note,
             6.000% due 02/21/2012 ..............................        10,466
    6,000  Farmers Insurance Exchange,
             Note,
             6.000% due 08/01/2014** ............................         6,056
    1,000  First Nationwide Bank, Sub. Deb.,
             10.000% due 10/01/2006 .............................         1,032
      995  Fleet Financial Group, Inc., Sub. Deb.,
             6.875% due 01/15/2028 ..............................         1,134
   10,000  Goldman Sachs Group, Inc., Note,
             6.600% due 01/15/2012 ..............................        10,676
    7,500  Jefferies Group, Inc., Sr. Note,
             7.750% due 03/15/2012 ..............................         8,342
   10,000  JPMorgan Chase & Company, Sub. Note,
             5.125% due 09/15/2014 ..............................         9,822
    3,000  Legg Mason, Inc., Sr. Note,
             6.750% due 07/02/2008 ..............................         3,114
    5,000  MBNA America Bank NA, Sub. Note,
             7.125% due 11/15/2012 ..............................         5,547
           MBNA Corporation:
    3,000    Note,
             6.250% due 01/17/2007 ..............................         3,037
    2,000    Sr. Note,
             7.500% due 03/15/2012 ..............................         2,243
           Merrill Lynch & Company Inc., Note:
    2,000    5.000% due 01/15/2015 ..............................         1,954
    5,000    6.000% due 02/17/2009 ..............................         5,140
    1,450    6.500% due 07/15/2018 ..............................         1,583
    2,000    6.750% due 06/01/2028 ..............................         2,227
    7,500  Morgan Stanley Dean Witter & Company, Note,
             6.750% due 04/15/2011 ..............................         8,041
    3,000  Morgan Stanley, Sub. Note,
             4.750% due 04/01/2014 ..............................         2,860
      670  NationsBank Corporation, Sub. Note,
             6.800% due 03/15/2028 ..............................           758
      830  Paine Webber Group, Inc., Sr. Note,
             8.060% due 01/17/2017 ..............................         1,022
      500  PNC Institute Capital B, Company Guarantee,
             8.315% due 05/15/2027** ............................           536

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$  10,000  SB Treasury Company LLC, Bond,
             9.400% to 06/30/2008;
             10.925% due 12/29/2049** ...........................  $     10,900
           U.S. Bank NA, Sub. Note:
    6,000    4.950% due 10/30/2014 ..............................         5,892
    5,000    6.375% due 08/01/2011 ..............................         5,297
   11,000  Wells Fargo & Company, Sub. Note,
             4.625% due 04/15/2014 ..............................        10,556
                                                                   ------------
                                                                        142,074
                                                                   ------------

           UTILITIES - 8.9%
    5,000  Arizona Public Service Company, Note,
             6.500% due 03/01/2012 ..............................         5,230
   10,000  Dominion Resources, Inc., Sr. Note,
             5.000% due 03/15/2013 ..............................         9,677
    9,000  Illinois Power Company, First Mortgage,
             7.500% due 06/15/2009 ..............................         9,571
    7,000  Metropolitan Edison Company, Sr. Note,
             4.950% due 03/15/2013 ..............................         6,846
           NiSource Finance Corporation:
    5,000    Bond,
             5.400% due 07/15/2014 ..............................         4,972
    5,000    Sr. Note,
             6.150% due 03/01/2013 ..............................         5,208
    4,000  Ohio Edison Company, Sr. Note,
             5.450% due 05/01/2015 ..............................         3,990
    5,000  Ohio Power Company, Sr. Note,
             5.500% due 02/15/2013 ..............................         5,042
           Oncor Electric Delivery Company, Deb.:
    1,000    5.000% due 09/01/2007 ..............................           997
    9,000    7.000% due 09/01/2022 ..............................         9,935
   10,250  Pacific Gas & Electric Company, First
             Mortgage,
             4.200% due 03/01/2011 ..............................         9,780
           PacifiCorp, First Mortgage:
    7,500    4.950% due 08/15/2014 ..............................         7,320
    3,000    5.250% due 06/15/2035 ..............................         2,780
    5,000  PPL Energy Supply LLC, Sr. Note,
             6.400% due 11/01/2011 ..............................         5,259
    2,000  Public Service Company of New Mexico,
             Sr. Note,
             4.400% due 09/15/2008 ..............................         1,954
    9,000  Sempra Energy, Note,
             6.000% due 02/01/2013 ..............................         9,293
    6,500  Southwestern Electric Power Company, Note,
             5.375% due 04/15/2015 ..............................         6,440
    6,845  Texas-New Mexico Power Company, Sr. Note,
             6.250% due 01/15/2009 ..............................         7,003
                                                                   ------------
                                                                        111,297
                                                                   ------------
           OIL & GAS - 6.7%
    7,500  Consolidated Natural Gas Company, Sr. Note,
             6.850% due 04/15/2011 ..............................         8,043
   10,000  El Paso Natural Gas Company, Deb.,
             7.500% due 11/15/2026 ..............................        10,642
    6,000  Enterprise Products Partners LP, Company
             Guarantee,
             6.375% due 02/01/2013 ..............................         6,268

                    See Notes to Portfolio of Investments.                    31

--------------------------------------------------------------------------------
INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES (CONTINUED)

           OIL & GAS (CONTINUED)
$   5,005  Express Pipeline LP, Sub. Note,
             7.390% due 12/31/2017** ............................  $      5,314
           Hanover Compressor Company:
    1,500    Conv. Sr. Note,
             4.750% due 03/15/2008 ..............................         1,442
    9,000    Sr. Note,
             8.625% due 12/15/2010 ..............................         9,607
           Petro-Canada:
    8,500    Deb.,
             9.250% due 10/15/2021 ..............................        11,376
    3,000    Note,
             4.000% due 07/15/2013 ..............................         2,772
    8,000  Petrobras International Finance Company,
             Sr. Note,
             9.750% due 07/06/2011 ..............................         9,560
           Southern Natural Gas Company, Sr. Note:
    4,000    8.000% due 03/01/2032 ..............................         4,556
    1,000    8.875% due 03/15/2010 ..............................         1,075
    2,000  Tennessee Gas Pipeline Company, Bond,
             8.375% due 06/15/2032 ..............................         2,356
   10,000  Tesoro Corporation, Sr. Note,
             6.250% due 11/01/2012** ............................        10,125
                                                                   ------------
                                                                         83,136
                                                                   ------------
           REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
    2,000  American Health Properties, Inc., Note,
             7.500% due 01/15/2007 ..............................         2,044
           Arden Realty LP, Note:
    3,000    5.200% due 09/01/2011 ..............................         3,023
    7,000    5.250% due 03/01/2015 ..............................         6,999
   10,000  Developers Diversified Realty Corporation, Note,
             4.625% due 08/01/2010 ..............................         9,675
    3,000  Franchise Finance Corporation,
             MTN,
             7.070% due 01/15/2008 ..............................         3,133
           Health Care Property Investors, Inc.:
    1,750    Note,
             6.000% due 03/01/2015 ..............................         1,769
             Sr. Note:
    3,000    6.450% due 06/25/2012 ..............................         3,123
    1,000    6.500% due 02/15/2006 ..............................         1,000
    2,250    7.072% due 06/08/2015 ..............................         2,438
           Health Care REIT, Inc.:
    2,000    6.200% due 06/01/2016 ..............................         2,000
             Sr. Note:
    8,000    6.000% due 11/15/2013 ..............................         7,950
    1,500    7.500% due 08/15/2007 ..............................         1,543
    7,500  Healthcare Realty Trust, Inc., Sr. Note,
             8.125% due 05/01/2011 ..............................         8,237
   12,000  Nationwide Health Properties, Note,
             6.000% due 05/20/2015 ..............................        11,742
    9,000  Shurgard Storage Centers, Inc., Note,
             5.875% due 03/15/2013 ..............................         9,014
                                                                   ------------
                                                                         73,690
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                              (000S)
---------                                                          ------------

           CONSUMER PRODUCTS/SERVICES - 5.7%
           Allied Waste North America, Inc., Sr. Note:
$   9,000    7.250% due 03/15/2015** ............................  $      9,135
    1,000    7.875% due 04/15/2013 ..............................         1,043
    4,000  Cendant Corporation, Note,
             6.875% due 08/15/2006 ..............................         4,035
    3,500  ConAgra, Inc., Sr. Note,
             7.125% due 10/01/2026 ..............................         3,759
   10,200  Corn Products International, Inc., Sr. Note,
             8.450% due 08/15/2009 ..............................        11,191
    1,000  Mattel, Inc., Note,
             7.300% due 06/13/2011 ..............................         1,074
   10,000  Reed Elsevier Capital Inc., Company
             Guarantee,
             6.750% due 08/01/2011 ..............................        10,659
           Royal Caribbean Cruises Ltd.:
    2,000    Deb.,
             7.250% due 03/15/2018 ..............................         2,173
             Sr. Note:
    3,000    6.875% due 12/01/2013 ..............................         3,200
    1,250    8.000% due 05/15/2010 ..............................         1,366
    3,000    8.750% due 02/02/2011 ..............................         3,398
           Sealed Air Corporation:
    7,250    Conv. Sr. Note,
             3.000% due 06/30/2033** ............................         7,259
    4,000    Note,
             5.625% due 07/15/2013** ............................         3,957
           USA Waste Services, Inc., Sr. Note:
    1,000    7.000% due 07/15/2028 ..............................         1,114
      495    7.125% due 10/01/2007 ..............................           510
           Waste Management Inc.:
    3,450    Company Guarantee,
             6.875% due 05/15/2009 ..............................         3,623
    3,500    Sr. Note,
             7.375% due 08/01/2010 ..............................         3,798
                                                                   ------------
                                                                         71,294
                                                                   ------------
           TRANSPORTATION/AUTO - 4.8%
           Burlington Northern Santa Fe Corporation:
    5,000    Deb.,
             8.125% due 04/15/2020 ..............................         6,222
    1,500    Note,
             8.750% due 02/25/2022 ..............................         1,982
    3,300  CSX Transportation, Inc., Deb.,
             9.750% due 06/15/2020 ..............................         4,537
    2,000  Ford Holdings Inc., Company Guarantee,
             9.300% due 03/01/2030 ..............................         1,590
           Ford Motor Company, Deb.:
      825    7.400% due 11/01/2046 ..............................           569
    3,750    8.900% due 01/15/2032 ..............................         2,925
    5,000  Ford Motor Credit Company, Sr. Note,
             5.800% due 01/12/2009 ..............................         4,540
    8,000  General Motors Corporation, Deb.,
             9.400% due 07/15/2021 ..............................         6,040

32                  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                              (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES (CONTINUED)

           TRANSPORTATION/AUTO (CONTINUED)
           Norfolk Southern Corporation:
$   5,000    Deb.,
             9.750% due 06/15/2020 ..............................  $      6,929
    5,000    Sr. Note,
             6.200% due 04/15/2009 ..............................         5,169
    7,500  Trailer Bridge, Inc.,
             Sr. Sec. Note,
             9.250% due 11/15/2011 ..............................         7,753
    5,000  Union Pacific Corporation,
             3.875% due 02/15/2009 ..............................         4,816
           United Air Lines Inc.:
    5,000    Equipment Trust Certificates, (in default),
             10.850% due 07/05/2014 .............................         2,850
             Pass-through Certificates, (in default):
    3,000    9.080% due 10/26/2015 ..............................           873
    4,806    9.560% due 10/19/2018 ..............................         3,354
                                                                   ------------
                                                                         60,149
                                                                   ------------
           HEALTH CARE - 4.3%
    4,500  Aetna Inc., Sr. Note,
             7.375% due 03/01/2006 ..............................         4,509
   11,000  Athena Neurosciences Finance LLC,
             Company Guarantee,
             7.250% due 02/21/2008 ..............................        10,890
   10,000  Cardinal Health, Inc., Note,
             6.750% due 02/15/2011 ..............................        10,630
           DVI, Inc., Sr. Note, (in default):
      400    9.875% due 02/01/2004++ ............................            40
    8,125    9.875% due 02/01/2004++ ............................           813
           HCA Inc.:
    3,000    Note,
             5.250% due 11/06/2008 ..............................         2,989
    5,000    Sr. Note,
             6.950% due 05/01/2012 ..............................         5,169
    7,350  IVAX Corporation, Conv. Sr. Sub. Note,
             4.500% due 05/15/2008 ..............................         7,525
   12,000  Tenet Healthcare Corporation, Sr. Note,
             6.375% due 12/01/2011 ..............................        10,830
                                                                   ------------
                                                                         53,395
                                                                   ------------
           GAMING - 4.0%
   11,000  CCM Merger Inc., Note,
             8.000% due 08/01/2013** ............................        10,780
    5,000  Circus Circus Enterprise Inc., Deb.,
             7.000% due 11/15/2036 ..............................         5,163
    3,500  Harrah's Operating Company Inc.,
             Company Guarantee,
             8.000% due 02/01/2011 ..............................         3,867
    3,000  Mandalay Resort Group, Sr. Sub. Note,
             Series B,
             10.250% due 08/01/2007 .............................         3,210
   12,000  Old Evangeline Downs LLC / Diamond Jo
             LLC, Company Guarantee,
             8.750% due 04/15/2012 ..............................        11,820

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                              (000S)
---------                                                          ------------

           Park Place Entertainment Corporation, Sr. Note:
$   1,500    7.500% due 09/01/2009 ..............................  $      1,602
    5,000    8.500% due 11/15/2006 ..............................         5,117
    7,900  Riviera Holdings Corporation, Company
             Guarantee,
             11.000% due 06/15/2010 .............................         8,532
                                                                   ------------
                                                                         50,091
                                                                   ------------
           TELECOMMUNICATIONS - 2.7%
    5,000  Deutsche Telephone Finance, Bond,
             8.500% due 06/15/2010 ..............................         5,546
    8,000  Qwest Corporation, Note,
             8.875% due 03/15/2012 ..............................         8,900
    9,000  TELUS Corporation, Note,
             8.000% due 06/01/2011 ..............................        10,066
    8,000  Vodafone Group PLC, Note,
             7.750% due 02/15/2010 ..............................         8,737
                                                                   ------------
                                                                         33,249
                                                                   ------------
           MEDIA - 2.5%
           Comcast Cable Communications Inc.:
      550    Note,
             6.200% due 11/15/2008 ..............................           563
    7,000    Sr. Note,
             7.125% due 06/15/2013 ..............................         7,547
    8,000  Cox Communications, Inc., Note,
             6.750% due 03/15/2011 ..............................         8,325
    2,500  FrontierVision Holdings LP,
             Sr. Disc. Note, (in default),
           11.875% due 09/15/2007 ...............................         3,013
    2,000  FrontierVision Operating Partners LP,
             Sr. Sub. Note, (in default),
             11.000% due 10/15/2006 .............................         2,750
    2,000  Tele-Communications, Inc., Sr. Deb.,
             7.875% due 08/01/2013 ..............................         2,240
    5,260  Time Warner Inc., Deb.,
             9.150% due 02/01/2023 ..............................         6,469
                                                                   ------------
                                                                         30,907
                                                                   ------------
           INFORMATION TECHNOLOGY - 2.2%
   11,250  Conexant Systems Inc., Conv. Sub. Note,
             4.000% due 02/01/2007 ..............................        11,137
   12,000  Corning Inc., Note,
             5.900% due 03/15/2014 ..............................        12,057
    5,000  Extreme Networks, Inc., Conv. Sub. Note,
             3.500% due 12/01/2006 ..............................         4,925
                                                                   ------------
                                                                         28,119
                                                                   ------------

           INDUSTRIAL PRODUCTS - 1.6%
    5,000  Champion International Corporation, Deb.,
             7.200% due 11/01/2026 ..............................         5,393
   11,000  Noranda Inc., Note,
             6.000% due 10/15/2015 ..............................        11,092
           Weyerhaeuser Company:
    1,500    Deb.,
             7.375% due 03/15/2032 ..............................         1,660
    1,500    Note,
             6.750% due 03/15/2012 ..............................         1,586
                                                                   ------------
                                                                         19,731
                                                                   ------------

                    See Notes to Portfolio of Investments.                    33

--------------------------------------------------------------------------------
INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES (CONTINUED)

           INDEX PRODUCT - 1.3%
$  15,925  Dow Jones CDX High Yield Series 4 Trust 1,
              Pass-through Certificates,
              8.250% due 06/29/2010** ...........................  $     16,243
                                                                   ------------
           AEROSPACE/DEFENSE - 0.9%
    3,000  Lockheed Martin Corporation,
              Company Guarantee,
              7.750% due 05/01/2026 .............................         3,711
    1,000  Loral Corporation,Deb.,
              7.625% due 06/15/2025 .............................         1,222
    5,750  Orbital Sciences Corporation, Sr. Note,
              9.000% due 07/15/2011 .............................         6,195
                                                                   ------------
                                                                         11,128
                                                                   ------------
           FOREIGN GOVERNMENT - 0.9%
           Federal Republic of Brazil:
    2,750     Bond,
              9.250% due 10/22/2010 .............................         3,142
    1,500     Note,
              8.750% due 02/04/2025 .............................         1,720
    5,000  United Mexican States, Bond,
              9.875% due 02/01/2010 .............................         5,860
                                                                   ------------
                                                                         10,722
                                                                   ------------
           RETAIL - 0.8%
    5,000  Fred Meyer Inc., Company Guarantee,
              7.450% due 03/01/2008 .............................         5,203
    5,000  Safeway Inc., Note,
              7.500% due 09/15/2009 .............................         5,326
                                                                   ------------
                                                                         10,529
                                                                   ------------
           Total Corporate Bonds and  Notes
              (Cost $797,044) ...................................       805,754
                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
    SECURITIES - 21.4%

           FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.8%
   42,408  4.500% due 08/01/2033 ................................        39,918
   65,184  5.000% due 04/01/2018-11/01/2035 .....................        63,681
   35,802  5.500% due 11/01/2017-06/01/2035 .....................        35,621
    3,437  6.000% due 03/01/2031-05/01/2032 .....................         3,479
    4,030  6.500% due 01/01/2029-08/01/2029 .....................         4,146
      995  7.000% due 01/01/2032 ................................         1,034
                                                                   ------------
           Total FHLMC
              (Cost $150,550) ...................................       147,879
                                                                   ------------
           FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.2%
   39,500  4.000% due 09/01/2018-10/01/2018 .....................        37,689
   10,703  5.000% due 01/01/2018-10/01/2032 .....................        10,515
   50,673  5.500% due 03/01/2033-02/01/2035 .....................        50,231
    1,711  6.000% due 04/01/2032 ................................         1,732
    5,203  6.500% due 09/01/2028-05/01/2032 .....................         5,346
       84  7.000% due 01/01/2030 ................................            88
      188  7.451% due 06/01/2016 ................................           207
    8,000  7.630% due 02/01/2010 ................................         8,599
                                                                   ------------
           Total FNMA
              (Cost $116,568) ...................................       114,407
                                                                   ------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                               (000S)
---------                                                          ------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.4%
$   4,180  6.000% due 05/20/2032 ................................  $      4,276
      552  7.000% due 06/20/2031 ................................           576
                                                                   ------------
           Total GNMA
              (Cost $4,708) .....................................         4,852
                                                                   ------------
           Total U.S. Government Agency Mortgage-
              Backed Securities
              (Cost $271,826) ...................................       267,138
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 7.2%

           U.S. TREASURY NOTES - 5.4%
   25,000  4.250% due 08/15/2014 ................................        24,486
   44,000  4.000% due 06/15/2009 ................................        43,333
                                                                   ------------
           Total U.S. Treasury Notes ............................        67,819
                                                                   ------------
           U.S. TREASURY BOND - 1.8%
   20,000  5.375% due 02/15/2031 ................................        22,023
                                                                   ------------
           Total U.S. Treasury Obligations
              (Cost $92,576) ....................................        89,842
                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.1%
   (COST $480)
      479  Reilly Mortgage FHA, Series 1982, (Partial default),
              7.430% due 08/01/2022 .............................           479^
                                                                   ------------

  UNITS
---------

LIMITED PARTNERSHIP - 0.9%
   (COST $10,003)
    3,425  TexCal, Series A, Common Units .......................        10,960
                                                                   ------------

  SHARES
---------

RIGHTS - 0.2%
   (COST $539)
  153,563  Danielson Holding Corporation, Rights+ ...............         2,554^
                                                                   ------------

34                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
INCOME FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                              (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 4.6%
   (COST $57,818)
$  57,818  Agreement with Morgan Stanley,
             4.360% dated 01/31/2006, to be
             repurchased at $57,825,000 on
             02/01/2006 (Collateralized by U.S.
             Treasury Bond, 3.000% due
             07/15/2012,
             market value $59,746,000) .................           $     57,818
                                                                   ------------

TOTAL INVESTMENTS (Cost $1,230,286*) ...................    99.0%     1,234,545

OTHER ASSETS (LIABILITIES) (NET) .......................     1.0         12,207
                                                           -----   ------------
NET ASSETS .............................................   100.0%  $  1,246,752
                                                           =====   ============

----------
 *    Aggregate cost for federal tax purposes.

** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

 +    Non-income producing security.

++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.

 ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                     FHA -- Federal Housing Authority
                     MTN -- Medium Term Note

--------------------------------------------------------------------------------

                    See Notes to Portfolio of Investments.                   35

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
HIGH YIELD FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES - 84.9%

           HEALTH CARE - 18.8%
$  21,500  Athena Neurosciences Finance LLC,
              Company Guarantee,
              7.250% due 02/21/2008 .............................  $     21,285
   14,000  CV Therapeutics, Inc., Conv. Sr. Sub. Deb.,
              2.000% due 05/16/2023 .............................        11,865
           DVI, Inc., Sr. Note, (in default):
   10,375     9.875% due 02/01/2004++ ...........................         1,037
    6,850     9.875% due 02/01/2004++ ...........................           685
   10,000  HCA Inc., Note,
              6.375% due 01/15/2015 .............................        10,033
           HEALTHSOUTH Corporation:
   17,250     Note,
              7.625% due 06/01/2012 .............................        18,242
    5,000     Sr. Note,
              8.500% due 02/01/2008 .............................         5,150
   17,000  ICOS Corporation, Conv. Sub. Note,
              2.000% due 07/01/2023 .............................        14,004
    5,000  Inhale Therapeutic Systems, Inc., Conv. Sub.
              Note,
              5.000% due 02/08/2007 .............................         4,975
   10,000  IVAX Corporation, Conv. Sr. Sub. Note,
              4.500% due 05/15/2008 .............................        10,238
           Omnicare, Inc., Sr. Sub. Note:
   11,350     6.125% due 06/01/2013 .............................        11,038
    5,000     6.875% due 12/15/2015 .............................         5,031
    5,000  Pharma Intermediate Holding Corporation,
              Sr. Discount Note,
              11.500% due 04/01/2014 ............................         3,800
   18,000  Quintiles Transnational Corporation, Sr. Sub.
              Note,
              10.000% due 10/01/2013 ............................        20,070
    4,000  Sepracor Inc., Conv. Sub. Deb.,
              5.000% due 02/15/2007 .............................         3,990
   16,000  Tenet Healthcare Corporation, Sr. Note,
              9.250% due 02/01/2015** ...........................        15,760
                                                                   ------------
                                                                        157,203
                                                                   ------------
           GAMING - 9.1%
   11,000  155E Tropicana Hooters LLC, Sr. Note,
              8.750% due 04/01/2012 .............................        10,478
   14,500  CCM Merger Inc., Note,
              8.000% due 08/01/2013** ...........................        14,210
   17,500  MGM Grand, Inc., Sr. Note,
              6.000% due 10/01/2009 .............................        17,500
   19,250  Old Evangeline Downs LLC / Diamond Jo
              LLC, Company Guarantee,
              8.750% due 04/15/2012 .............................        18,961
   14,000  Riviera Holdings Corporation, Company
              Guarantee,
              11.000% due 06/15/2010 ............................        15,120
                                                                   ------------
                                                                         76,269
                                                                   ------------
           INDEX PRODUCT - 8.6%
   39,935  Dow Jones CDX High Yield Series 4 Trust 1,
              Pass-through Certificates,
              8.250% due 06/29/2010** ...........................        40,734

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$  30,600  TRAINS (Targeted Return Index Securities
              Trust), Series HY-2005-1, Grantor Trust,
              7.651% due 06/15/2015** ...........................  $     31,263
                                                                   ------------
                                                                         71,997
                                                                   ------------
           OIL/ENERGY - 6.9%
           El Paso Natural Gas:
   12,500     Bond,
              8.375% due 06/15/2032 .............................        14,640
    2,750     Sr. Note,
              7.625% due 08/01/2010 .............................         2,910
           Hanover Compressor Company:
    7,950     Conv. Sr. Note,
              4.750% due 03/15/2008 .............................         7,642
   10,250     Sr. Note,
              8.625% due 12/15/2010 .............................        10,942
   11,000  Petrobras International Finance Company,
              Sr. Note,
              9.750% due 07/06/2011 .............................        13,145
    7,500  Southern Natural Gas Company, Sr. Note,
              8.000% due 03/01/2032 .............................         8,542
                                                                   ------------
                                                                         57,821
                                                                   ------------
           LEISURE - 6.1%
   20,000  Blockbuster Inc., Sr. Sub. Note,
              9.750% due 09/01/2012 .............................        17,700
   15,400  Carmike Cinemas, Inc., Sr. Sub. Note,
              7.500% due 02/15/2014 .............................        14,264
           Royal Caribbean Cruises Ltd.:
    3,000     Deb.,
              7.250% due 03/15/2018 .............................         3,259
   14,000     Sr. Note,
              8.750% due 02/02/2011 .............................        15,860
                                                                   ------------
                                                                         51,083
                                                                   ------------
           INFORMATION TECHNOLOGY - 5.9%
   14,000  BEA Systems Inc., Conv. Sub. Note,
              4.000% due 12/15/2006 .............................        13,860
   20,500  Conexant Systems Inc., Conv. Sub. Note,
              4.000% due 02/01/2007 .............................        20,295
   14,500  SS&C Technologies, Inc., Sr. Sub Note,
              11.750% due 12/01/2013 ............................        15,225
                                                                   ------------
                                                                         49,380
                                                                   ------------
           TELECOMMUNICATIONS - 5.2%
   14,250     Extreme Networks, Inc., Conv. Sub. Note,
              3.500% due 12/01/2006 .............................        14,036
   13,500  Qwest Corporation, Note,
              8.875% due 03/15/2012 .............................        15,019
   14,710  TriQuint Semiconductor, Inc., Conv. Sub. Note,
              4.000% due 03/01/2007 .............................        14,489
                                                                   ------------
                                                                         43,544
                                                                   ------------
           TRANSPORTATION - 4.0%
   5,500   AMR Corporation,
              4.500% due 02/15/2024 .............................         6,731
   8,600   Continental Airlines, Inc., Conv. Sr. Note,
              5.000% due 06/15/2023 .............................        11,115

36                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
HIGH YIELD FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          -------------

CORPORATE BONDS AND NOTES (CONTINUED)

           TRANSPORTATION (CONTINUED)
$   9,000  New Flyer Industries (F), Sub. Note,
              14.000% due 08/19/2020 ............................  $      8,059
    8,629  Northwest Airlines, Inc., Pass-through
              Certificates, (in default),
              Series 1999-2, Class B,
              7.950% due 09/01/2016 .............................         7,461
                                                                   ------------
                                                                         33,366
                                                                   ------------
           CABLE TV - 3.6%
    5,650  Adelphia Communications, Sr. Note,
              (in default),
              10.250% due 06/15/2011 ............................         3,969
    8,250     Echostar Communications, Conv. Sub. Note,
              5.750% due 05/15/2008 .............................         8,127
    9,250  FrontierVision Holdings LP,
              Sr. Disc. Note, (in default),
              11.875% due 09/15/2007 ............................        11,146
    5,000  FrontierVision Operating Partners LP,
              Sr. Sub. Note, (in default),
              11.000% due 10/15/2006 ............................         6,875
                                                                   ------------
                                                                         30,117
                                                                   ------------
           AEROSPACE/DEFENSE - 3.6%
   18,000  Orbital Sciences Corporation, Sr. Note,
              9.000% due 07/15/2011 .............................        19,395
   10,000  Primus International Inc., Sr. Note,
              11.500% due 04/15/2009** ..........................        10,650
                                                                   ------------
                                                                         30,045
                                                                   ------------
           SERVICES - 3.2%
   19,500  Allied Waste North America, Inc., Sr. Note,
              7.875% due 04/15/2013 .............................        20,328
    7,800  Great Lakes Dredge & Dock Company,
              Sr. Sub. Note,
              7.750% due 12/15/2013 .............................         6,991
                                                                   ------------
                                                                         27,319
                                                                   ------------
           FOREIGN GOVERNMENT - 2.6%
           Federal Republic of Brazil:
    5,000     Bond,
              9.250% due 10/22/2010 .............................         5,713
    6,000     Note,
              8.750% due 02/04/2025 .............................         6,879
   20,000  Federal Republic of Brazil (F),
              Bond,
              12.500% due 01/05/2016 ............................         9,222
                                                                   ------------
                                                                         21,814
                                                                   ------------
           UTILITIES - 2.3%
           Reliant Energy Inc., Sr. Note:
    4,000     6.750% due 12/15/2014 .............................         3,460
   16,000     9.500% due 07/15/2013 .............................        15,920
                                                                   -------------
                                                                         19,380
                                                                   -------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                              (000S)
---------                                                          ------------

           PAPER/CONTAINERS - 2.0%
           Jefferson Smurfit Corporation, Company
              Guarantee:
$  11,500     7.500% due 06/01/2013 .............................  $     10,494
    6,425     8.250% due 10/01/2012 .............................         6,136
                                                                   ------------
                                                                         16,630
                                                                   ------------
           RETAILING - 1.7%
   13,500  Southern States Cooperative, Inc., Sr. Note,
              10.500% due 11/01/2010** ..........................        14,175
                                                                   ------------
           MEDIA - 1.3%
           XM Satellite Radio Holdings Inc., Sr. Note:
    5,111     12.000% due 06/15/2010 ............................         5,750
    4,717     14.000% due 12/31/2009 ............................         5,071
                                                                   ------------
                                                                         10,821
                                                                   ------------
           Total Corporate Bonds and Notes
              (Cost $689,760) ...................................       710,964
                                                                   ------------

  UNITS
---------

 LIMITED PARTNERSHIP - 4.5%
   (COST $12,768)
   11,642  TexCal, Series A, Common Units .......................        37,253
                                                                   ------------

  SHARES
---------

 COMMON STOCKS - 5.0%
  280,000  B&G Foods Inc., EIS ..................................         4,138
  228,000  Coinmach Service Corporation .........................         3,684
  313,800  Health Care Property Investors, Inc. .................         8,708
  210,000  Health Care REIT, Inc. ...............................         7,810
  189,757  ICO Global Communications Holdings Ltd.+ .............         1,027
  735,100  Nationwide Health Properties, Inc. ...................        16,812
                                                                   ------------
           Total Common Stocks
              (Cost $26,237) ....................................        42,179
                                                                   ------------
 CONVERTIBLE PREFERRED STOCK - 2.2%
   (COST $17,055)
  329,000  Crown Castle International Corporation*** ............        18,424
                                                                   ------------
 INCOME DEPOSIT SECURITY - 0.8%
   (COST $6,306)

      INDUSTRIALS - 0.8%

           CAPITAL GOODS - 0.8%
  801,400  New Flyer Industries Inc. (F) ........................         6,684
                                                                   ------------
 RIGHTS - 0.3%
   (COST $461)
  131,250  Danielson Holding Corporation, Rights+ ...............         2,183^
                                                                   ------------
 WARRANTS - 0.0%
   (COST $12)
   46,875  ICO Global Communications Holdings Ltd.,
              Expires 05/16/2006+ ...............................             0
                                                                   ------------

                    See Notes to Portfolio of Investments.                    37

--------------------------------------------------------------------------------
HIGH YIELD FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

REPURCHASE AGREEMENT - 1.0%
   (COST $8,272)
$   8,272  Agreement with Morgan Stanley,
              4.360% dated 01/31/2006, to be
              repurchased at $8,273,000 on
              02/01/2006 (Collateralized by U.S.
              Treasury Bond, 3.000% due
              07/15/2012,
              market value $8,548,000) .............               $      8,272
                                                                   ------------

TOTAL INVESTMENTS (Cost $760,871*) .................     98.7%          825,959

OTHER ASSETS (LIABILITIES) (NET) ...................      1.3            11,087
                                                        -----      ------------
NET ASSETS .........................................    100.0%     $    837,046
                                                        =====      ============

----------
  *   Aggregate cost for federal tax purpose.

 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

*** Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the company). Total cost of such securities is $17,055,000 and the total value is $18,424,000 or 2.2% of the total net assets of the Fund.

  +   Non-income producing security.

 ++ Defaulted security is past maturity but continues to be valued in recognition of future potential worth.

  ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

                         EIS -- Enhanced Income Security
                         (F) -- Foreign Shares

--------------------------------------------------------------------------------

38                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
TAX - EXEMPT BOND FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES - 99.4%

           ALABAMA - 0.5%
$   1,000  Birmingham Baptist Medical Center,
              Special Care Facilities Financing Authority,
              Health Care Revenue, (Baptist Health
              System, Inc.), Series A,
              5.000% due 11/15/2030 .............................  $        981
                                                                   ------------

           ALASKA - 4.7%
    1,000  Alaska State Housing Finance Corporation,
              Housing Revenue, Series A,
              (FGIC Insured),
              5.250% due 12/01/2041 .............................         1,052
    4,500  Alaska State International Airports,
              Airport & Marina Revenue, Series B,
              (AMBAC Insured),
              5.250% due 10/01/2027 .............................         4,751
    1,235  Anchorage, Electric Utilities, Power & Light
              Revenue, Sr. Lien, (MBIA Insured),
              6.500% due 12/01/2013 .............................         1,455
    2,000  Anchorage, Ice Rink, Recreational Revenue,
              6.375% due 01/01/2020 .............................         2,218
                                                                   ------------
                                                                          9,476
                                                                   ------------

           ARIZONA - 1.8%
    2,000  Arizona Tourism & Sports Authority,
              Recreational Revenue, (Multipurpose
              Stadium Facility Project), Series A,
              (MBIA Insured),
              5.375% due 07/01/2019 .............................         2,184
    1,500  University Medical Center Corporation,
              Hospital Revenue,
              5.000% due 07/01/2035 .............................         1,501
                                                                   ------------
                                                                          3,685
                                                                   ------------

           CALIFORNIA - 9.2%
    1,000  Alameda County, Fremont Unified School
              District, GO, Series A, (FGIC Insured),
              5.000% due 08/01/2025 .............................         1,051
    1,000  California County, Tobacco Securitization
              Agency, Tobacco Settlement Asset-
              Backed Revenue,
              (Merced County Tobacco Funding
              Corporation), Series A,
              5.125% due 06/01/2038 .............................           975
    1,000  California Educational Facilities Authority,
              College & University Revenue,
              (Pepperdine University), Series A,
              5.000% due 09/01/2033 .............................         1,033
    2,000  California Health Facilities Financing
              Authority, Health Care Revenue,
              (Cedars-Sinai Medical Center Project),
              5.000% due 11/15/2034 .............................         2,026
    3,000  California State Department of Water
              Resources, Power Supply Revenue,
              Series A,
              (Inverse Floater), (MBIA-IBC Insured),
              6.703% due 05/01/2011+** . ........................         3,620

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   1,000  California Statewide Communities
              Development Authority, Health Care
              Revenue,
              (Adventist Health System), Series A,
              5.000% due 03/01/2035 .............................  $      1,012
    2,000  Foothill Eastern Transportation Corridor
              Agency, Capital Appreciation, Toll Road
              Revenue, (MBIA Insured),
              Zero coupon due 01/15/2018 ........................         1,108
    2,700  Jurupa, Unified School District, GO,
              (FGIC Insured),
              5.125% due 08/01/2022 .............................         2,886
    1,000  Northern California, Tobacco Securitization
              Authority, Tobacco Settlement Asset-
              Backed Revenue, Series A-1,
              5.375% due 06/01/2038 .............................         1,006
    2,000  San Francisco City and County, International
              Airports Commission, Airport Revenue,
              Second Series, Issue 29B, (FGIC Insured),
              5.125% due 05/01/2020 .............................         2,122
    7,000  San Joaquin Hills, Transportation Corridor
              Agency, Toll Road Revenue, Series A,
              (MBIA Insured),
              Zero coupon due 01/15/2034 ........................         1,846

                                                                   ------------
                                                                         18,685
                                                                   ------------
           COLORADO - 1.7%
    1,250  Colorado Health Facilities Authority, Lease
              Revenue, (Covenant Retirement
              Communities, Inc.),
              5.000% due 12/01/2035 .............................         1,230
    1,650  Lakewood, COP, (AMBAC Insured),
              5.350% due 12/01/2017 .............................         1,766
      500  Park Creek Metropolitan Dististric, Property
              Tax Revenue,
              5.500% due 12/01/2030 .............................           518
                                                                   ------------
                                                                          3,514
                                                                   ------------
           CONNECTICUT - 0.8%
    1,500  Connecticut State Special Obligation Parking,
              Airport & Marina Revenue, (Bradley
              International Airport), Series A, AMT,
              (ACA Insured),
              6.600% due 07/01/2024 .............................         1,635
                                                                   ------------
           DISTRICT OF COLUMBIA - 0.3%
      500  District of Columbia, Water & Sewer
              Authority, Public Utilities Revenue,
              (FSA Insured),
              5.500% due 10/01/2017 .............................           570
                                                                   ------------
           FLORIDA - 6.2%
      110  Escambia County, Health Facilities Authority,
              Health Facilities Revenue, (Florida Health
              Care Facilities Loan-VHA Program),
              (AMBAC Insured),
              5.950% due 07/01/2020 .............................           117
      650  Escambia County, Utilities Authority, Utility
              Systems Revenue, (FGIC Insured),
              5.250% due 01/01/2029 .............................           680

                    See Notes to Portfolio of Investments.                    39

--------------------------------------------------------------------------------
TAX - EXEMPT BOND FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           FLORIDA (CONTINUED)
$     900  Florida Housing Finance Agency, Housing
              Revenue, (Spinnaker Cove Apartments
              Project), Series G, AMT,
              (AMBAC Insured),
              6.500% due 07/01/2036 .............................  $        922
      800  Florida State Board of Education, Lottery
              Revenue, Series A, (FGIC Insured),
              5.250% due 07/01/2017 .............................           858
    1,000  Hillsborough County, Port District Revenue,
              (Tampa Port Authority Project), Series A,
              AMT, (MBIA Insured),
              5.375% due 06/01/2027 .............................         1,055
       65  Manatee County, Housing Finance Authority,
              SFMR, Series 94-4, AMT, (GNMA/FNMA
              Collateral),
              6.875% due 11/01/2026 .............................            66
      500  Orange County, Housing Finance Authority,
              MFHR, (Hands Inc. Project), Series A,
              7.000% due 10/01/2025**                                       540
    5,000  Orlando, Utilities Commission, Water &
              Electric Revenue,
              6.000% due 10/01/2010 .............................         5,531
    1,300  Osceola County, School Board, COP,
              Series A, (AMBAC Insured),
              5.125% due 06/01/2022                                       1,382
    1,275  UCF Athletics Association, Inc., COP,
              (Master Lease Program), Series A,
              (FGIC Insured),
              5.000% due 10/01/2035 .............................         1,319
                                                                   ------------
                                                                         12,470
                                                                   ------------

           GEORGIA - 5.9%
    5,000  Georgia State, GO, Series B,
              6.300% due 03/01/2009 .............................         5,435
           Monroe County, Development Authority,
              PCR, (Oglethorpe Power Corporation
              Project), Series A, (MBIA-IBC Insured):
    2,500     6.700% due 01/01/2009 .............................         2,723
    3,410     6.750% due 01/01/2010 .............................         3,805
                                                                   ------------
                                                                         11,963
                                                                   ------------

           HAWAII - 1.1%
           Honolulu City and County, GO, Series A:
    1,270     (Unrefunded Balance),
              6.000% due 01/01/2012 .............................         1,422
      730     ETM,
              6.000% due 01/01/2012 .............................           824
                                                                   ------------
                                                                          2,246
                                                                   ------------

           IDAHO - 1.3%
    2,000  Idaho Health Facilities Authority, Health
              Care Revenue, (IHC Hospitals Inc. Project),
              (Inverse Floater), ETM,
              6.650% due 02/15/2021+** ..........................         2,560
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

           ILLINOIS - 8.1%
$     500  Bolingbrook, Capital Appreciation, Sales
              Tax Revenue,
              Zero coupon due 01/01/2024 ........................  $        447
           Chicago, O'Hare International Airport,
              Airport Revenue, (Inverse Floater):
    1,125     (MBIA Insured),
              7.366% due 01/01/2024+** ..........................         1,298
    5,000     AMT, (FSA Insured),
              8.330% due 01/01/2020+** ..........................         6,038
           Chicago, O'Hare International Airport,
              Special Facilities Revenue, Series B:
      965     (Second Lien Passenger Facility),
              (AMBAC Insured),
              5.500% due 01/01/2017 .............................         1,043
    1,000     (United Airlines Project), AMT, (in default),
              6.100% due 11/01/2035 .............................           198
      500  Illinois Finance Authority, Health Care
              Revenue, (Friendship Village Schaumburg),
              Series A,
              5.625% due 02/15/2037 .............................           504
      500  Illinois Finance Authority, Revenue Bonds,
              (Landing At Plymouth Place Project),
              Series A,
              6.000% due 05/15/2025 .............................           509
           Metropolitan Pier & Exposition Authority,
              Capital Appreciation, Dedicated State
              Tax Revenue, Series A, (FGIC Insured):
              (Unrefunded Balance):
       85     Zero coupon due 06/15/2008 ........................            78
      130     Zero coupon due 06/15/2009 ........................           115
              ETM:
    5,055     Zero coupon due 06/15/2009 ........................         4,488
      815     Zero coupon due 06/15/2009 ........................           724
      900  Village of Pingree Grove, Special Service
              Area Number One, Special Tax,
              (Cambridge Lakes Project), Series 1,
              5.250% due 03/01/2015 .............................           913
                                                                   ------------
                                                                         16,355
                                                                   ------------
           INDIANA - 3.3%
    6,000  Indiana Municipal Power Agency, Power
              Supply System Revenue, Series A, ETM,
              (MBIA Insured),
              6.125% due 01/01/2013 .............................         6,611
                                                                   ------------
           IOWA - 0.5%
    1,000  Tobacco Settlement Authority Iowa, Tobacco
              Settlement Asset-Backed Revenue, Series C,
              5.500% due 06/01/2042 .............................           990
                                                                   ------------
           LOUISIANA - 2.8%
    2,000  Ernest N. Morial, New Orleans Exhibit Hall
              Authority, Special Tax, Series A,
              (AMBAC Insured),
              5.000% due 07/15/2033 .............................         2,037
    2,680  Lafayette, Utility Revenue, (MBIA Insured),
              5.250% due 11/01/2023 .............................         2,861

40                  See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX - EXEMPT BOND FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           LOUISIANA (CONTINUED)
$   1,500  Louisiana Public Facilities Authority,
              Customer Receipts Revenue, Series B,
              ETM,
              Zero coupon due 12/01/2019 ........................  $        819
                                                                   ------------
                                                                          5,717
                                                                   ------------

           MARYLAND - 1.9%
    2,000  Baltimore, Port Facilities, Industrial Revenue,
              (Consolidated Coal Sales Project), Series B,
              6.500% due 10/01/2011 .............................         2,115
    1,150  Maryland State Economic Development
              Corporation, Student Housing Revenue,
              (University of Maryland College Park Project),
              5.625% due 06/01/2035 .............................         1,199
      500  Prince Georges County, Special Obligation
              Bonds, (National Harbor Project),
              5.200% due 07/01/2034 .............................           504
                                                                   ------------
                                                                          3,818
                                                                   ------------

           MASSACHUSETTS - 3.5%
    2,000  Massachusetts Bay Transportation Authority,
              Sales Tax Revenue, Series A,
              5.000% due 07/01/2035 .............................         2,067
    1,000  Massachusetts State Development Finance
              Agency, Revenue Bonds, (Hillcrest
              Educational Centers Inc. Project),
              6.375% due 07/01/2029 .............................         1,010
    2,000  Massachusetts State Health & Educational
              Facilities Authority, College & University
              Revenue, (UMass Memorial Issue),
              Series D,
              5.000% due 07/01/2033 .............................         1,984
    1,000  Massachusetts State Health & Educational
              Facilities Authority, Health Care Revenue,
              (Health Care System-Covenant Health),
              6.000% due 07/01/2031 .............................         1,065
    1,000  Massachusetts State Water Resources
              Authority, Water Revenue, Series J,
              (FSA Insured),
              5.000% due 08/01/2032 .............................         1,029
                                                                   ------------
                                                                          7,155
                                                                   ------------

           MICHIGAN - 1.0%
    1,000  Kent Hospital Finance Authority, Revenue
              Bonds, (Metropolitan Hospital Project),
              Series A,
              5.250% due 07/01/2030 .............................           998
    1,000  Michigan State Strategic Fund, Limited
              Obligation Revenue, (Detroit Edison
              Company Exempt Facilities Project),
              Series C, AMT, (XLCA Insured),
              5.450% due 12/15/2032 .............................         1,049
                                                                   ------------
                                                                          2,047
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

           MINNESOTA - 0.5%
$   1,000  St. Paul Housing and Redevelopment
              Authority, Hospital Facility Revenue,
              (HealthEast Project),
              6.000% due 11/15/2030 .............................  $      1,071

           MISSOURI - 1.7%
    1,000  Cape Girardeau County, Industrial
              Development Authority, Health Care
              Facilities Revenue, (Southeast Hospital
              Association Project),
              5.625% due 06/01/2027 .............................         1,034
      750  Carthage, Hospital Revenue,
              6.000% due 04/01/2038 .............................           746
      600  Fenton, Tax Increment Revenue, (Gravois
              Bluffs Improvement Project),
              7.000% due 10/01/2021 .............................           643
    1,000  Missouri State Health and Education Facilities
              Authority, Education Facilities Revenue,
              (University of Missouri-Columbia Arena Project),
              5.000% due 11/01/2018 .............................         1,063
                                                                   ------------
                                                                          3,486
                                                                   ------------
           NEBRASKA - 2.7%
    5,000  Omaha Public Power District, Electric
              Revenue, Series B, ETM,
              6.150% due 02/01/2012 .............................         5,525
                                                                   ------------
           NEVADA - 1.0%
    1,000  Clark County, Airport Systems Subordinate
              Lien Revenue, Series A-2, (FGIC Insured),
              5.000% due 07/01/2036 .............................         1,029
    1,000  Reno, Sales & Room Tax Revenue, Sr. Lien,
              (ReTrac-Reno Transportation Rail Access
              Corridor Project), (AMBAC Insured),
              5.125% due 06/01/2037 .............................         1,032
                                                                   ------------
                                                                          2,061
                                                                   ------------
           NEW JERSEY - 3.8%
    2,000  Bergen County, Improvement Authority,
              School Improvement Revenue, (Wyckoff
              Township Board of Education Project),
              (County Guaranteed),
              5.000% due 04/01/2032 .............................         2,089
    1,000  New Jersey Economic Development Authority,
              Cigarette Tax Revenue,
              5.500% due 06/15/2031 .............................         1,035
    1,000  New Jersey Economic Development Authority,
              Economic Development Revenue,
              (Kapkowski Road Landfill Project),
              5.750% due 04/01/2031 .............................         1,092
    1,340  New Jersey Educational Facilities Authority,
              Government Fund Grant Revenue, (Higher
              Education Capital Improvement Project),
              Series A, (AMBAC Insured),
              5.250% due 09/01/2020 .............................         1,448
    2,000  New Jersey State Turnpike Authority, Transit
              Revenue, Series C-1, (AMBAC Insured),
              5.000% due 01/01/2035 .............................         2,073
                                                                   ------------
                                                                          7,737
                                                                   ------------

                    See Notes to Portfolio of Investments.                    41

--------------------------------------------------------------------------------
TAX - EXEMPT BOND FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                               VALUE
  (000S)                                                              (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)
           NEW YORK - 5.8%
$   1,265  Metropolitan Transportation Authority, Service
              Contract Revenue, (Transportation Facilities
              Project), Series 7,
              4.750% due 07/01/2019 .............................  $      1,356
    1,500  Metropolitan Transportation Authority,
              Transportation Revenue, Series A,
              (FGIC Insured),
              5.250% due 11/15/2031 .............................         1,601
    1,000  New York City Industrial Development
              Agency, Liberty Revenue Bonds, (7 World
              Trade Center, LLC Project), Series A,
              6.250% due 03/01/2015 .............................         1,044
      800  New York City Industrial Development
              Agency, Special Facilities Revenue,
              (American Airlines - JFK International
              Airport),
              7.625% due 08/01/2025 .............................           827
    2,500  New York City Municipal Water Finance
              Authority, Water & Sewer Revenue,
              (PA 1289 Project), (Inverse Floater),
              (MBIA Insured),
              6.237% due 06/15/2027+** ..........................         2,750
    1,000  New York State Dormitory Authority, College
              & University Revenue, (State University
              Educational Facilities Project),
              (MBIA Insured),
              6.000% due 05/15/2016 .............................         1,106
    1,000  New York State Dormitory Authority, Mount
              Sinai NYU Health Revenue,
              5.500% due 07/01/2026 .............................         1,012
      415  New York State Housing Finance Agency,
              MFHR, (Secured Mortgage Program),
              Series F, AMT,
              6.625% due 08/15/2012 .............................           416
      560  New York State Mortgage Agency,
              Homeowner Mortgage Revenue, Series 82,
              AMT,
              5.650% due 04/01/2030 .............................           566
    1,000  New York State, GO, Series H,
              5.750% due 03/15/2013 .............................         1,094
                                                                   ------------
                                                                         11,772
                                                                   ------------
           NORTH CAROLINA - 2.1%
    1,000  Charlotte, COP, (Convention Facility Project),
              Series A,
              5.500% due 08/01/2019 .............................         1,092
    1,000  Charlotte, Mecklenburg Hospital Authority,
              Health Care Systems Revenue, (Carolinas
              Healthcare Systems), Series A,
              5.000% due 01/15/2045 .............................         1,007
    2,000  North Carolina Municipal Power Agency No. 1,
              Catawba Electric Revenue, Series A,
              (MBIA Insured),
              5.250% due 01/01/2018 .............................         2,158
                                                                   ------------
                                                                          4,257
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

           OHIO - 1.6%
$   1,000  Adams County, Hospital Facilities
              Improvement Revenue, (Adams County
              Hospital Project),
              6.250% due 09/01/2020 .............................  $      1,012
    1,000  Cuyahoga County, Hospital Facilities
              Revenue, (Canton Inc. Project),
              7.500% due 01/01/2030 .............................         1,114
    1,000  Ohio State University, General Receipts
              Revenue, Series A,
              5.125% due 12/01/2031 .............................         1,041
                                                                   ------------
                                                                          3,167
                                                                   ------------
           OKLAHOMA - 0.7%
      240  Oklahoma Housing & Finance Authority,
              SFMR, Series B, AMT, (GNMA Collateral),
              7.997% due 08/01/2018 .............................           257
    1,000  Tulsa County, Public Facilities Authority,
              Capital Improvement Revenue,
              (AMBAC Insured),
              6.250% due 11/01/2022 .............................         1,116
                                                                   ------------
                                                                          1,373
                                                                   ------------
           OREGON - 2.2%
    1,000  Oregon Health Sciences University, College &
              University Revenue, Series A,
              (MBIA Insured),
              5.250% due 07/01/2022 .............................         1,076
    2,000  Portland, Sewer System Revenue, Second
              Lien, Series A, (FSA Insured),
              5.250% due 06/01/2020 .............................         2,171
    1,000  Portland, Tax Allocation Revenue,
              (Downtown Waterfront Urban Renewal &
              Redevelopment Project), Series A,
              (AMBAC Insured),
              5.750% due 06/15/2016 .............................         1,096
                                                                   ------------
                                                                          4,343
                                                                   ------------
           PENNSYLVANIA - 4.2%
           Philadelphia, Gas Works Revenue,
              (FSA Insured):
              (1998 General Ordinance):
    1,000     Fourth Series,
              5.250% due 08/01/2020 .............................         1,069
    2,500     Second Series,
              5.250% due 07/01/2029 .............................         2,635
    2,500     (Inverse Floater), Series 384,
              7.400% due 07/01/2011+** ..........................         2,881
      820  Philadelphia, Parking Authority, Auto Parking
              Revenue, Series A, (AMBAC Insured),
              5.250% due 02/15/2029 .............................           858
    1,000  Philadelphia, Redevelopment Authority
              Revenue, (Neighborhood Transformation
              Project), Series A, (FGIC Insured),
              5.500% due 04/15/2017 .............................         1,086
                                                                   ------------
                                                                          8,529
                                                                   ------------

42                     See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
TAX - EXEMPT BOND FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           PUERTO RICO - 0.5%
$   1,000  Puerto Rico Municipal Finance Agency,
              Revenue Bonds, Series A, (FSA Insured),
              5.250% due 08/01/2021 .............................  $      1,082
                                                                   ------------
           SOUTH CAROLINA - 0.5%
    1,000  South Carolina Jobs-Economic Development
              Authority, IDR, (Electric & Gas Company
              Project), Series A, (AMBAC Insured),
              5.200% due 11/01/2027 .............................         1,065
                                                                   ------------
           SOUTH DAKOTA - 0.7%
    1,250  South Dakota Health and Educational
              Facilities Authority, Health Care Revenue,
              (Sioux Valley Hospitals and Health System),
              Series A,
              5.250% due 11/01/2034 .............................         1,300
                                                                   ------------
           TENNESSEE - 1.4%
      590  Chattanooga, Health, Educational & Housing
              Facility Board, College & University
              Revenue, (CDFI Phase I, LLC Project),
              Series B,
              5.500% due 10/01/2020 .............................           593
           Johnson City, Health & Educational Facilities
              Board, Hospital Revenue, (Mountain States
              Health Care Facilities First Mortgage
              Project), Series A:
      500     5.500% due 07/01/2036*** ..........................           520
    1,000     7.500% due 07/01/2033 .............................         1,171
      625  Tennessee Housing Development Agency,
              Housing Revenue, (Homeownership
              Program), Series 2A, AMT,
              5.700% due 07/01/2031 .............................           630
                                                                   ------------
                                                                          2,914
                                                                   ------------
           TEXAS - 6.1%
    1,500  Dallas-Fort Worth International Airport
              Board, Airport & Marina Revenue, Series A,
              AMT, (FGIC Insured),
              5.500% due 11/01/2031 .............................         1,569
    2,000  Harris County, Houston Sports Authority,
              Special Revenue, Jr. Lien, Series B,
              (MBIA Insured),
              5.250% due 11/15/2040 .............................         2,077
       85  Houston, GO, (Public Improvement Project),
              (FSA Insured), (Unrefunded Balance),
              5.750% due 03/01/2015 .............................            93
    1,000  Houston, Hotel Occupancy Tax & Special
              Revenue, (Convention & Entertainment
              Project), Series B, (AMBAC Insured),
              5.750% due 09/01/2015 .............................         1,100
    1,000  Lower Colorado River Authority, Transmission
              Contract Revenue, (LCRA Transmission
              Services Corporation Project),
              (FGIC Insured),
              5.000% due 05/15/2033 .............................         1,019
    1,100  Metro Health Facilities Development
              Corporation, Health Care Revenue,
              (Wilson N. Jones Memorial Hospital
              Project),
              7.200% due 01/01/2021 .............................         1,141

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                                (000S)
---------                                                          ------------

           North Central, Health Facilities Development
              Corporation Revenue:
$   1,000     (Baylor Health Care System Project),
              Series A,
              5.125% due 05/15/2029 .............................  $      1,019
    1,000     (Children's Medical Center of Dallas
              Project), (AMBAC Insured),
              5.250% due 08/15/2032 .............................         1,044
    1,000  Texas Tech University System, Financing
              System Revenue, Seventh Series,
              (MBIA Insured),
              5.000% due 08/15/2025 .............................         1,046
    2,000  University of Texas Financing System,
              College & University Revenue, Series A,
              5.250% due 08/15/2019 .............................         2,165
                                                                   ------------
                                                                         12,273
                                                                   ------------
           VIRGINIA - 0.8%
    1,000  Tobacco Settlement Financing Corporation,
              Asset-Backed Revenue,
              5.625% due 06/01/2037 .............................         1,018
      500  Virginia Beach Development Authority,
              Residential Care Facility Mortgage
              Revenue, (Westminster & Canterbury of
              Hampton Roads Inc.),
              5.375% due 11/01/2032 .............................           506
                                                                   ------------
                                                                          1,524
                                                                   ------------
           WASHINGTON - 6.8%
    5,000  Franklin County, Pasco School District No.1,
              GO, (FSA Insured),
              5.250% due 12/01/2019 .............................         5,415
    4,500  King County, Kent School District No. 415,
              GO, Series C,
              6.300% due 12/01/2008 .............................         4,745
    3,000  Washington State, GO, Series B & AT-7,
              6.400% due 06/01/2017 .............................         3,576
                                                                   ------------
                                                                         13,736
                                                                   ------------
           WEST VIRGINIA - 1.2%
    2,500  Harrison County, County Community Solid
              Waste Disposal Authority, IDR,
              (Monongahela Power Company Project),
              Series A, AMT, (MBIA-IBC Insured),
              6.875% due 04/15/2022 .............................         2,507
                                                                   ------------
           WISCONSIN - 0.5%
           Wisconsin State Health & Educational
              Facilities Authority, Health Care Revenue,
              Series A:
      600     (Beaver Dam Community Hospitals, Inc.
              Project),
              6.000% due 08/15/2019 .............................          629
      380     (Waukesha Memorial Hospital Project),
              (AMBAC Insured),
              7.125% due 08/15/2007 .............................           381
                                                                   ------------
                                                                          1,010
                                                                   ------------
           Total Municipal Bonds and Notes
              (Cost $188,594) ...................................       201,210
                                                                   ------------

                       See Notes to Portfolio of Investments.                 43

--------------------------------------------------------------------------------
TAX - EXEMPT BOND FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                                (000S)
---------                                                          ------------

SHORT-TERM MUNICIPAL BONDS - 0.1%
  (COST $200)
$     200  Mt. Vernon, Industrial Pollution & Solid
              Waste Disposal Revenue, (General
              Electric Company Project),
              3.070% due 12/01/2014++ ...................          $        200
                                                                   ------------

TOTAL INVESTMENTS+++ (Cost $188,794*) ...................  99.5%        201,410

OTHER ASSETS (LIABILITIES) (NET) ........................   0.5           1,045
                                                         --------  ------------
NET ASSETS .............................................. 100.0%   $    202,455
                                                         ========  ============

----------
  *    Aggregate cost for federal tax purposes.

 **   Security deemed illiquid by the Portfolio Manager.

***   Security purchased on a when-issued basis.

  + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2006.

 ++ Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at January 31, 2006. These rates change periodically based on specified market rates or indices.

+++ All securities segregated as collateral for futures contracts or when-issued securities.

The Tax-Exempt Bond Fund had the following industry concentrations greater than 10.0% at January 31, 2006 (as a percentage of the total net assets of the Fund) (unaudited):

                       Educational Facilities         15.2%
                       Public Power                   14.8%
                       Transportation Facilities      14.4%
                       Health Care                    12.2%

The Tax-Exempt Bond Fund had the following insurance concentrations greater than 10.0% at January 31, 2006 (as a percentage of the total net assets of the Fund) (unaudited):

                       MBIA                           20.4%
                       AMBAC                          11.5%
                       FSA                            11.4%
                       FGIC                           10.7%

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

             ACA   -- ACA Financial Guaranty Corporation
             AMBAC -- American Municipal Bond Assurance Corporation
             AMT   -- Alternative Minimum Tax
             COP   -- Certificate of Participation
             ETM   -- Escrowed to Maturity
             FGIC  -- Federal Guaranty Insurance Corporation
             FNMA  -- Federal National Mortgage Association
             FSA   -- Financial Security Assurance
             GNMA  -- Government National Mortgage Association
             GO    -- General Obligation
             IBC   -- Insured Bond Certificate
             IDR   -- Industrial Development Revenue
             MBIA  -- Municipal Bond Investors Assurance
             MFHR  -- Multi-family Housing Revenue
             PCR   -- Pollution Control Revenue
             SFMR  -- Single Family Mortgage Revenue
             VHA   -- Veterans Housing Authority
             XLCA  -- XL Capital Assurance Inc.

--------------------------------------------------------------------------------

                                                                    UNREALIZED
NUMBER OF                                                 VALUE    APPRECIATION
CONTRACTS                                                 (000S)       (000S)
---------                                               ---------  ------------

FUTURES CONTRACTS-SHORT POSITION
  145   U.S. 5 Year Treasury Note,
           March 2006 ................................  $  15,331  $         56
                                                        =========  ============

44                     See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES - 99.7%

           CALIFORNIA - 99.4%
$          ABAG Financing Authority for Nonprofit
              Corporations, COP:
      340     (Episcopal Homes Foundation),
              5.000% due 07/01/2007 .............................  $        345
              (O'Connor Woods Obligation Group),
              (ACA Insured):
      700     5.400% due 11/01/2009 .............................           715
    2,280     5.700% due 11/01/2013 .............................         2,408
    1,240  ABAG Financing Authority for Nonprofit
              Corporations, Revenue Bonds, (California
              School of Mechanical Arts),
              5.250% due 10/01/2026 .............................         1,294
    5,360  Alhambra, Improvement Board Act of 1915,
              Special Tax Revenue, (Public Works
              Assessment District No. 1),
              (MBIA Insured),
              6.125% due 09/02/2018 .............................         5,373
           Amador Water Agency, COP, Series A,
              (MBIA Insured):
    2,730     5.000% due 06/01/2032**  ..........................         2,834
    1,810     5.000% due 06/01/2036**  ..........................         1,874
    2,000  Anaheim, Public Financing Authority, Tax
              Allocation Revenue, (Inverse Floater),
              (MBIA Insured),
              9.520% due 12/28/2018+ ............................         2,304
    2,210  Azusa, Community Facilities District No. 1,
              Special Tax Revenue, (Mountain Cove),
              Series A,
              6.000% due 09/01/2026 .............................         2,291
           Baldwin Park, Public Financing Authority,
              Lease Revenue, (Community Center
              Project), (AMBAC Insured):
    2,635     5.000% due 08/01/2027 .............................         2,743
    3,000     5.000% due 08/01/2034 .............................         3,094
           Barstow, Redevelopment Agency, Tax
              Allocation Revenue, (Central
              Redevelopment Project), Series A,
              (MBIA Insured):
      635     (Unrefunded Balance),
              7.000% due 09/01/2014 .............................           728
    1,225     ETM,
              7.000% due 09/01/2014 .............................         1,418
    2,000  Bay Area Government Association, Tax
              Allocation Revenue, (California
              Redevelopment Agency Pool), Series A,
              (XLCA Insured),
              5.250% due 09/01/2029 .............................         2,121
    2,000  Burbank, Glendale & Pasadena Airport
              Authority, Airport Revenue, Series B,
              AMT, (AMBAC Insured),
              5.000% due 07/01/2025 .............................         2,061
    3,155  Burbank, Waste Disposal Revenue, Series B,
              (FSA Insured),
              5.250% due 05/01/2024 .............................         3,390

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

           California County, Tobacco Securitization
              Agency, Tobacco Settlement Asset-
              Backed Revenue:
$   2,000     (Merced County Tobacco Funding
              Corporation), Series A,
              5.125% due 06/01/2038 .............................  $      1,951
              (Sonoma County Securitization Corporation):
    2,000     5.125% due 06/01/2038 .............................         1,951
    5,000     5.250% due 06/01/2045 .............................         4,914
    2,000  California Department of Veteran Affairs,
              Home Purchase Revenue, Series A,
              (AMBAC Insured),
              5.400% due 12/01/2018 .............................         2,033
           California Educational Facilities Authority,
              College & University Revenue:
    5,000     (Pomona College), Series A,
              5.000% due 07/01/2045 .............................         5,169
    1,000     (Pooled College & University), Series B,
              6.625% due 06/01/2020 .............................         1,087
    1,000  California Educational Facilities Authority,
              Student Loan Revenue, (California Loan
              Program), Series A, AMT, (MBIA Insured),
              5.100% due 03/01/2014 .............................         1,040
    3,000  California Health Facilities Financing
              Authority, Health Care Revenue,
              (Cedars-Sinai Medical Center Project),
              5.000% due 11/15/2034 .............................         3,039
    1,000  California Infrastructure & Economic
              Development Bank, Health Care Revenue,
              (The J. David Gladstone Institute Project),
              5.500% due 10/01/2015 .............................         1,069
    2,500  California Pollution Control Financing
              Authority, PCR, (San Diego Gas and
              Electric Company), Series A, AMT,
              (AMBAC Insured),
              5.850% due 06/01/2021 .............................         2,505
           California Pollution Control Financing
              Authority, Solid Waste Disposal Revenue,
              (Waste Management Inc. Project), AMT:
    1,500     Series B,
              5.000% due 07/01/2027 .............................         1,498
    2,500     Series C,
              5.125% due 11/01/2023 .............................         2,555
       40  California Rural Home Mortgage Finance
              Authority, SFMR, (Mortgage-Backed
              Securities Program), Issue A, Series 2,
              AMT, (GNMA/FHLMC Collateral),
              7.950% due 12/01/2024 .............................            41
    6,320  California State Department of Transportation,
              COP, Series A, (MBIA Insured),
              5.250% due 03/01/2016 .............................         6,572
           California State Department of Water
              Resources, Power Supply Revenue,
              Series A:
    5,000     5.750% due 05/01/2017 .............................         5,656
    5,500     5.875% due 05/01/2016 .............................         6,260
    1,670  California State Department of Water
              Resources, Water Revenue, Series W,
              (FSA Insured), (Unrefunded Balance),
              5.000% due 12/01/2018 .............................         1,785

                   See Notes to Portfolio of Investments.                    45

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           CALIFORNIA (CONTINUED)
$          California State Public Works Board, Lease
              Revenue:
    3,000     (California State University), Series C,
              5.400% due 10/01/2022 .............................  $      3,125
    1,980     (Department of Corrections - Kern County
              at Delano II State Prison), Series C,
              5.500% due 06/01/2023 .............................         2,140
    1,750     (Department of Corrections Program),
              Series A, (MBIA-IBC Insured),
              5.000% due 09/01/2018 .............................         1,829
    4,330     (Department of Corrections-Ten Administrative
              Segregation Housing Units), Series A,
              (AMBAC Insured),
              5.250% due 03/01/2019 .............................         4,657
              (Department of Mental Health - Coalinga
              State Hospital), Series A:
    3,000     5.000% due 06/01/2024 .............................         3,115
    1,750     5.000% due 06/01/2025 .............................         1,813
    4,200     (UC M.I.N.D. Institute), Series A,
              5.000% due 04/01/2023 .............................         4,334
           California State, GO:
    2,000     (CIFG-TCRS Insured),
              5.000% due 10/01/2022 .............................         2,079
    4,430     (FGIC-TCRS Insured),
              5.500% due 06/01/2025 .............................         4,722
    1,280     (Veterans), Series BJ, AMT,
              5.700% due 12/01/2032 .............................         1,315
    1,500  California Statewide Communities
              Development Authority, College &
              University Revenue, (Thomas Jefferson
              School of Law), Series A,
              4.875% due 10/01/2035 .............................         1,495
    2,600  California Statewide Communities
              Development Authority, COP, (Cedars-
              Sinai Medical Center), (MBIA-IBC Insured),
              6.500% due 08/01/2012 .............................         2,829
           California Statewide Communities
              Development Authority, Health Care
              Revenue:
    2,000     (Adventist Health System), Series A,
              5.000% due 03/01/2035 .............................         2,025
    1,260     (Daughters of Charity Health System
              Project), Series A,
              5.000% due 07/01/2039 .............................         1,266
    5,085     (Sutter Health), Series A,
              5.000% due 11/15/2043 .............................         5,112
           California Statewide Communities
              Development Authority, MFHR,
              (Equity Residential Housing):
    1,000     Series B,
              5.200% due 12/01/2029 .............................         1,039
    3,300     Series C,
              5.200% due 06/15/2009 .............................         3,429
    1,000  Carson, Redevelopment Agency, Tax
              Allocation Revenue, (Area No. 1 Project),
              (MBIA Insured),
              5.500% due 10/01/2016 .............................         1,129

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   3,195  Castaic Lake, Water Agency, COP, (1994
              Refunding Project), Series A,
              (AMBAC Insured),
              5.000% due 08/01/2019 .............................  $      3,396
           Cathedral City, Improvement Board Act of
              1915, Special Tax Revenue, (Cove
              Improvement District No. 04-02):
    1,000     5.000% due 09/02/2030 .............................           970
    1,350     5.050% due 09/02/2035 .............................         1,313
    1,000  Chula Vista, Community Facilities District
              No. 2001-1, Special Tax Revenue,
              (Improvement Area B-San Miguel Ranch
              Project),
              5.450% due 09/01/2036 .............................         1,001
    3,000  Chula Vista, COP, (MBIA Insured),
              5.000% due 08/01/2027 .............................         3,121
      150  Chula Vista, IDR, (San Diego Gas and
              Electric Company), Series A, AMT,
              4.900% due 03/01/2023 .............................           150
    1,725  Chula Vista, Public Financing Authority,
              Special Tax Revenue, (Assessment
              Districts Refinancing), Sr. Lien, Series A,
              (FSA Insured),
              4.700% due 09/02/2014 .............................         1,830
    2,610  Chula Vista, Redevelopment Agency, Tax
              Allocation Revenue,
              8.625% due 09/01/2024 .............................         2,738
    2,000  Coachella, Redevelopment Agency, Tax
              Allocation Revenue, (Area No. 3 Project),
              5.875% due 12/01/2028 .............................         2,039
    2,160  Contra Costa County, Public Financing
              Authority, Lease Revenue, (Capital
              Projects), Series B, (MBIA Insured),
              5.250% due 06/01/2027 .............................         2,277
    5,000  Contra Costa, Community College District,
              GO, (Election of 2002), (MBIA Insured),
              5.000% due 08/01/2029 .............................         5,220
           Contra Costa, Water District Revenue,
              Series K, (FSA Insured):
    1,445     5.000% due 10/01/2017 .............................         1,544
    1,520     5.000% due 10/01/2018 .............................         1,624
    1,665  Davis, Public Facilities Finance Authority
              Local Agency, Special Tax Revenue,
              (Mace Ranch Area), Series A,
              6.600% due 09/01/2025 .............................         1,728
    1,215  Fairfield, Housing Authority, Mortgage
              Revenue, (Creekside Estates Mobile
              Homes),
              5.625% due 09/01/2023 .............................         1,252
    1,000  Fontana, Redevelopment Agency, Tax
              Allocation Revenue, (Southwest Industrial
              Park Project), (MBIA Insured),
              5.200% due 09/01/2030 .............................         1,043
           Foothill Eastern Transportation Corridor
              Agency, Toll Road Revenue:
    9,000     Zero coupon due 01/15/2026 ........................         7,821
   20,000     Zero coupon due 01/15/2030 ........................         5,028
   10,000     Zero coupon due 01/15/2032 ........................         2,218
   10,000     Zero coupon due 01/15/2033 ........................         2,087
   10,000     Zero coupon due 01/15/2034 ........................         1,960
   10,000     Zero coupon due 01/15/2036 ........................         1,731

46                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

 MUNICIPAL BONDS AND NOTES (CONTINUED)

           CALIFORNIA (CONTINUED)
$  10,000     Zero coupon due 01/15/2037 ........................  $      1,630
    9,000     Zero coupon due 01/15/2038 ........................         1,380
    2,000  Fresno, Joint Powers Financing Authority,
              Lease Revenue, Series A, (FSA Insured),
              5.750% due 06/01/2026 .............................         2,185
    2,890  Golden State Tobacco Securitization
              Corporation, Tobacco Settlement Asset-
              Backed Revenue, Series A-1,
              6.250% due 06/01/2033 .............................         3,155
    1,000  Hi Desert, Members Health Care District,
              Health Care Revenue,
              5.500% due 10/01/2015 .............................         1,012
    3,000  Highland, Redevelopment Agency, Tax
              Allocation Revenue, (Highland
              Redevelopment Project Area No. 1),
              Series A, (AMBAC Insured),
              5.000% due 12/01/2028 .............................         3,118
           Huntington Beach, Union High School
              District, GO, (Election of 2004),
              (FSA Insured):
    2,000     5.000% due 08/01/2027 .............................         2,097
    5,000     5.000% due 08/01/2029 .............................         5,223
    2,000  Huntington Park, Public Financing Authority,
              Lease Revenue, (Wastewater System
              Project),
              6.200% due 10/01/2025 .............................         2,063
    5,000  Imperial Irrigation District, COP, (Water
              System Projects), (AMBAC Insured),
              5.500% due 07/01/2029 .............................         5,407
    1,250  Imperial, Water Facilities Revenue, COP,
              (FGIC Insured),
              5.000% due 10/15/2020                                       1,317
           Irvine, Improvement Board Act of 1915,
              Special Tax Revenue:
    1,295     (Assessment District No. 00-18), Group 5,
              5.000% due 09/02/2026 .............................         1,279
    1,125     (Assessment District No. 03-19), Group 3,
              5.000% due 09/02/2025 .............................         1,121
      990  Irvine, Meadows Mobile Home Park,
              Mortgage Revenue, Series A,
              5.700% due 03/01/2018 .............................         1,029
           Irvine, Public Facilities & Infrastructure
              Authority, Assessment Revenue,
              (AMBAC Insured):
              Series B:
    1,455     5.000% due 09/02/2020 .............................         1,501
    3,630     5.000% due 09/02/2021 .............................         3,743
    2,000     Series C,
              5.000% due 09/02/2023 .............................         2,061
    1,825  La Canada, Unified School District, GO,
              (Election of 2004), Series A,
              (MBIA Insured),
              5.500% due 08/01/2028 .............................         2,005
           La Quinta, Financing Authority, Local
              Agency Revenue, Series A,
              (AMBAC Insured):
    2,000     5.000% due 09/01/2029 .............................         2,086
    1,000     5.250% due 09/01/2024 .............................         1,080

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   1,500  La Verne, Public Financing Authority,
              Revenue Bonds, (Capital Improvement
              Projects),
              7.250% due 09/01/2026 .............................  $      1,545
    1,000  Laguna Hills, COP, (Community Center
              Project), (MBIA Insured),
              5.000% due 12/01/2017 .............................         1,067
    1,840  Lake Elsinore, Public Financing Authority,
              Local Agency Revenue, Series G,
              5.800% due 09/02/2015 .............................         1,914
    1,000  Loma Linda, Hospital Revenue, (Loma Linda
              University Medical Center), Series A,
              5.000% due 12/01/2022 .............................         1,025
    3,135  Long Beach, Bond Finance Authority,
              Economic Development Revenue,
              (Redevelopment, Housing & Gas Utility
              Financings), Series A-1, (AMBAC Insured),
              5.000% due 08/01/2035 .............................         3,227
    1,315  Long Beach, Bond Finance Authority, Tax
              Allocation Revenue, (North Long Beach
              Redevelopment Projects), Series A,
              (AMBAC Insured),
              5.000% due 08/01/2022 .............................         1,370
    2,000  Long Beach, Community Facilities District
              No. 5, Special Tax Revenue, (Towne Center),
              6.875% due 10/01/2025 .............................         2,073
      210  Los Angeles, Community Redevelopment
              Agency, Housing Revenue, Series C,
              (AMBAC Insured),
              6.750% due 07/01/2014 .............................           212
    2,500  Los Angeles, Community Redevelopment
              Agency, Tax Allocation Revenue, (North
              Hollywood Project), Series E, (MBIA
              Insured),
              5.400% due 07/01/2024 .............................         2,689
    1,000  Los Angeles, MFHR, (Ridgecroft Apartments
              Project), Series E, AMT, (GNMA Collateral),
              6.250% due 09/20/2039 .............................         1,030
    1,445  Los Angeles, Special Assessment Revenue,
              (Landscaping & Lighting District No. 96-1
              Project), (AMBAC Insured),
              5.000% due 03/01/2022 .............................         1,502
           Moreno Valley, Unified School District,
              COP, (FSA Insured):
    1,600     5.000% due 03/01/2025 .............................         1,669
    1,760     5.000% due 03/01/2027 .............................         1,829
    1,490  Mountain View, Shoreline Regional Park
              Community, Tax Allocation Revenue,
              Series A, (MBIA Insured),
              5.250% due 08/01/2015 .............................         1,611
    2,785  Needles, Public Utilities Authority, Utilities
              Revenue, (Utilities System Acquisition
              Project), Series A,
              6.500% due 02/01/2022 .............................         2,901
           Northern California, Tobacco Securitization
              Authority, Tobacco Settlement Asset-
              Backed Revenue, Series A-1:
   10,000     5.375% due 06/01/2038 .............................        10,065
    9,080     5.500% due 06/01/2045 .............................         9,122
    1,100  Oakland, Revenue Bonds, (YMCA East Bay
              Project),
              7.100% due 06/01/2010 .............................         1,123

                   See Notes to Portfolio of Investments.                     47

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           CALIFORNIA (CONTINUED)
$   1,565  Oakland, Unified School District, GO,
              (Alameda County School Improvements),
              (FSA Insured),
              5.000% due 08/01/2017 .............................  $      1,635
    1,485  Oceanside, Community Facilities District No.
              01-1, Special Tax Revenue, (Morro Hills
              Development Project), Series A,
              5.500% due 09/01/2029 .............................         1,513
    1,500  Oceanside, COP, Series A, (AMBAC Insured),
              5.250% due 04/01/2018 .............................         1,616
           Oxnard, Harbor District, Revenue Bonds:
    1,200     Series A, AMT,
              5.750% due 08/01/2020 .............................         1,261
    1,000     Series B,
              6.000% due 08/01/2024 .............................         1,099
    1,090  Pacifica, Wastewater Revenue,
              (AMBAC Insured),
              5.000% due 10/01/2024 .............................         1,143
    1,280  Palm Desert, Financing Authority, Tax
              Allocation Revenue, (Project Area No.2),
              Series A, (MBIA Insured),
              5.000% due 08/01/2022 .............................         1,347
    1,995  Pomona, COP, (Mission Promenade Project),
              Series AE, (AMBAC Insured),
              5.375% due 10/01/2032 .............................         2,117
    5,000  Pomona, Public Financing Authority, Tax
              Allocation Revenue, (Merged
              Redevelopment Project), Series AD,
              (MBIA Insured),
              5.000% due 02/01/2021 .............................         5,180
    1,000  Pomona, Unified School District, GO,
              (MBIA Insured),
              6.150% due 08/01/2030 .............................         1,210
    5,000  Port of Oakland, Airport & Marina Revenue,
              Series K, AMT, (FGIC Insured),
              5.750% due 11/01/2029 .............................         5,336
    1,000  Poway, Redevelopment Agency, Tax
              Allocation Revenue, (Paguay
              Redevelopment Project), (AMBAC Insured),
              5.375% due 06/15/2019 .............................         1,097
    2,750  Redding, Electrical Systems, COP, (Inverse
              Floater), (MBIA Insured),
              9.511% due 07/01/2022+ ............................         3,871
    1,000  Redondo Beach, Public Financing Authority,
              Revenue Bonds, (South Bay Center
              Redevelopment Project),
              7.125% due 07/01/2026 .............................         1,028
    1,160  Riverside County, COP, (Capital Improvement
              & Family Law Court Refunding Projects),
              Series A, (FGIC Insured),
              5.000% due 11/01/2025 .............................         1,216
    2,100  Riverside County, Public Financing Authority,
              COP,
              5.800% due 05/15/2029 .............................         2,165
           Rocklin, Unified School District, Capital
              Appreciation, GO, (FGIC Insured):
    1,030     Zero coupon due 08/01/2014 ........................           678
    1,210     Zero coupon due 08/01/2016 ........................           711
    1,255     Zero coupon due 08/01/2017 ........................           699

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   1,360     Zero coupon due 08/01/2019 ........................  $        678
    1,415     Zero coupon due 08/01/2020 ........................           668
    1,225     Zero coupon due 08/01/2023 ........................           492
           Saddleback Valley, Unified School District,
              GO, (Election of 2004), Series A,
              (FSA Insured):
    3,000     5.000% due 08/01/2027 .............................         3,145
    4,000     5.000% due 08/01/2029 .............................         4,179
           Salinas Valley, Solid Waste Authority,
              Resource Recovery Revenue, AMT,
              (AMBAC Insured):
    2,475     5.250% due 08/01/2027 .............................         2,577
    2,000     5.250% due 08/01/2031 .............................         2,072
    2,000  San Bernardino, Redevelopment Agency,
              Tax Allocation Revenue, (San Sevaine
              Redevelopment Project), Series A,
              7.100% due 09/01/2029 .............................         2,263
    1,885  San Buenaventura, COP, Series B,
              (AMBAC Insured),
              5.500% due 01/01/2017 .............................         2,074
    3,520  San Diego County, COP, (Edgemoor &
              Regional Communications System
              Refunding Project), (AMBAC Insured),
              5.000% due 02/01/2027 .............................         3,664
           San Diego, Redevelopment Agency, Auto
              Parking Revenue:
    1,000     (Centre City Redevelopment Project),
              Series A,
              6.400% due 09/01/2019 .............................         1,057
    1,060     (Southcrest Redevelopment Project),
              6.500% due 10/01/2025 .............................         1,154
    4,000  San Diego, Water Authority Revenue, COP,
              Series B, (Inverse Floater), (MBIA Insured),
              9.200% due 04/08/2021+ ............................         4,215
           San Francisco City and County, International
              Airports Commission, Airport Revenue,
              Second Series, AMT, (MBIA Insured):
    4,000     Issue 27A,
              5.250% due 05/01/2026 .............................         4,130
    4,070     Issue 28A,
              5.250% due 05/01/2020 .............................         4,276
    1,510  San Francisco City and County,
              Redevelopment Agency, Lease Revenue,
              (George R. Moscone Convention Center
              Project), (XLCA Insured),
              Zero coupon due 07/01/2013 ........................         1,131
    9,310  San Jose, Financing Authority, Lease Revenue,
              (Convention Center Project), Series F,
              (MBIA Insured),
              5.000% due 09/01/2018 .............................         9,927
    1,000  San Jose, MFHR, (Sixth & Martha Family
              Apartments), AMT, (FNMA Collateral),
              5.875% due 03/01/2033 .............................         1,037
    3,780  San Juan, Unified School District, GO,
              (Election of 2002), Series A,
              (MBIA Insured),
              5.000% due 08/01/2027 .............................         3,963
    4,000  San Marcos, Public Facilities Authority, Sr.
              Tax Incremental Revenue, (Project Area
              No. 3-A), (AMBAC Insured),
              5.000% due 10/01/2034 .............................         4,118

48                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           CALIFORNIA (CONTINUED)
$   1,350  Santa Monica-Malibu, Unified School District,
              GO,
              5.750% due 08/01/2025 .............................  $      1,487
    4,380  Santa Rosa, Mortgage Revenue, (Channate
              Lodge), (FHA Insured),
              6.700% due 12/01/2024 .............................         4,386
    2,000  Semitropic Improvement District of Semitropic
              Water Storage District, Water Banking
              Revenue, Series A, (XLCA Insured),
              5.125% due 12/01/2035 .............................         2,067
           South Gate, Public Financing Authority, Tax
              Allocation Revenue, (South Gate
              Redevelopment Project No.1):
    2,090     (AMBAC Insured),
              5.250% due 09/01/2022 .............................         2,249
    1,500     (XLCA Insured),
              5.000% due 09/01/2016 .............................         1,608
    1,780  Stockton-East, Water District, COP, (1975 &
              1990 Projects), Series A, (FGIC Insured),
              5.250% due 04/01/2022 .............................         1,912
    3,270  Temecula, Redevelopment Agency, Tax
              Allocation Revenue, (Redevelopment
              Project No.1), (MBIA Insured),
              5.250% due 08/01/2036 .............................         3,408
    1,000  Torrance, Hospital Revenue, (Torrance
              Memorial Medical Center), Series A,
              6.000% due 06/01/2022 .............................         1,093
    1,900  Turlock, COP, (Emanuel Medical Center Inc.
              Project), Series A,
              5.375% due 10/15/2034 .............................         1,931
    1,000  Tustin, Community Facilities District No. 04-1,
              Special Tax Revenue, (Tustin Legacy/John
              Laing Homes Project),
              5.375% due 09/01/2029 .............................         1,010
           University of California, College & University
              Revenue, (Multipurpose Projects), Series M,
              (FGIC Insured):
    2,260     5.125% due 09/01/2017 .............................         2,402
    4,635     5.125% due 09/01/2018 .............................         4,927
    2,035  Vallejo City, Unified School District, GO,
              Series A, (MBIA Insured),
              5.900% due 02/01/2021 .............................         2,436
    2,305  Walnut, Public Financing Authority, Tax
              Allocation Revenue, (Walnut Improvement
              Project), (AMBAC Insured),
              5.375% due 09/01/2022 .............................         2,494
    1,350  West Contra Costa, Unified School District,
              GO, Series A, (MBIA Insured),
              5.350% due 02/01/2017 .............................         1,515
                                                                   ------------
                                                                        400,795
                                                                   ------------
           VIRGIN ISLANDS - 0.3%
    1,000  Virgin Islands, Public Finance Authority,
              Revenue Bonds, (Gross Receipts of Taxes
              on Loan Notes), Series A,
              6.375% due 10/01/2019 .............................         1,114
                                                                   ------------
           Total Municipal Bonds and Notes
              (Cost $383,918) ...................................       401,909
                                                                   ------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

           SHORT-TERM MUNICIPAL BONDS - 0.9%
$     700  Adelanto, Public Utilities Authority, Water &
              Sewer Revenue, (Utilities System Project),
              Series A, (AMBAC Insured),
              3.020% due 11/01/2034++ ...........................  $        700
    1,070  California Housing Finance Agency, Home
              Mortgage Revenue, Series U, AMT,
              (FSA Insured),
              3.090% due 02/01/2032++ ...........................         1,070
    1,800  Madera, Irrigation Financing Authority,
              Water Revenue, Series A, (XLCA Insured),
              3.020% due 01/01/2036++ ...........................         1,800
                                                                   ------------
           Total Short-Term Municipal Bonds
              (Cost $3,570) .....................................         3,570
                                                                   ------------

TOTAL INVESTMENTS+++ (Cost $387,488*) .................... 100.6%       405,479

OTHER ASSETS (LIABILITIES) (NET) .........................  (0.6)        (2,257)
                                                           -----   ------------
NET ASSETS ............................................... 100.0%  $    403,222
                                                           =====   ============

----------
  *   Aggregate cost for federal tax purposes.

 **   Security purchased on a when-issued basis.

  + Variable rate security. The interest rate shown reflects the rate in effect at January 31, 2006.

 ++ Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at January 31, 2006. These rates change periodically based on specified market rates or indices.

+++   All securities segregated as collateral for when-issued securities.

The California Municipal Fund had the following industry concentrations greater than 10.0% at January 31, 2006 (as a percentage of the total net assets of the Fund) (unaudited):

                          Tax District                      20.0%
                          Educational Facilities            16.7%
                          Public Facilities                 12.8%

The California Municipal Fund had the following insurance concentrations greater than 10.0% at January 31, 2006 (as a percentage of the total net assets of the Fund) (unaudited):

                          MBIA                              22.9%
                          AMBAC                             17.8%

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

             ACA   -- ACA Financial Guaranty Corporation
             AMBAC -- American Municipal Bond Assurance Corporation
             AMT   -- Alternative Minimum Tax
             CIFG  -- CDC IXIS Financial Guaranty North America, Inc.
             COP   -- Certificate of Participation
             ETM   -- Escrowed to Maturity
             FGIC  -- Federal Guaranty Insurance Corporation
             FHA   -- Federal Housing Authority
             FHLMC -- Federal Home Loan Mortgage Corporation
             FNMA  -- Federal National Mortgage Association
             FSA   -- Financial Security Assurance
             GNMA  -- Government National Mortgage Association
             GO    -- General Obligation
             IBC   -- Insured Bond Certificate
             IDR   -- Industrial Development Revenue
             MBIA  -- Municipal Bond Investors Assurance
             MFHR  -- Multi-family Housing Revenue
             PCR   -- Pollution Control Revenue
             SFMR  -- Single Family Mortgage Revenue
             TCRS  -- Transferable Custodial Receipts
             XLCA  -- XL Capital Assurance Inc.

--------------------------------------------------------------------------------

                     See Notes to Portfolio of Investments.                  49

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES - 95.4%

           CALIFORNIA - 92.8%
$   1,000  ABAG Financing Authority for Nonprofit
              Corporations, COP, (Episcopal Homes
              Foundation),
              6.250% due 08/15/2030 .............................  $      1,049
      805  Alameda County, COP, (Santa Rita Jail
              Project), (MBIA Insured),
              5.375% due 06/01/2009 .............................           832
    1,000  Alameda County, Public Financing Authority,
              Lease Revenue,
              5.000% due 09/02/2008 .............................         1,021
    2,000  Anaheim, Public Financing Authority, Lease
              Revenue, (Convention Center Project),
              Series A, (AMBAC Insured),
              5.250% due 08/01/2013 .............................         2,186
           Anaheim, Public Financing Authority,
              Power & Light Revenue, (Electric System
              Generation Project), Series B,
              (FSA Insured):
    2,000     5.000% due 10/01/2015 .............................         2,137
    2,000     5.250% due 10/01/2014 .............................         2,189
    1,130  Baldwin Park Public Financing Authority,
              Sales Tax & Tax Allocation Revenue,
              (Puente Merced Redevelopment Project),
              4.625% due 08/01/2016 .............................         1,156
    1,000  California Educational Facilities Authority,
              Student Loan Revenue, (California Loan
              Program), Series A, AMT, (MBIA Insured),
              5.100% due 03/01/2014 .............................         1,040
      125  California Health Facilities Financing
              Authority, Health Care Revenue,
              (AMBAC Insured),
              5.875% due 07/01/2009 .............................           128
           California Housing Finance Agency,
              Mortgage Revenue, Series N, AMT,
              (AMBAC Insured):
    1,000     5.000% due 08/01/2008 .............................         1,032
    1,000     5.100% due 02/01/2009 .............................         1,036
    1,155  California Infrastructure and Economic
              Development Bank, Lease Revenue,
              Series A, (FGIC Insured),
              5.000% due 08/15/2018 .............................         1,244
           California State Department of Water
              Resources, Power Supply Revenue,
              Series A:
    1,675     (MBIA-IBC Insured),
              5.250% due 05/01/2015 .............................         1,821
    4,000     (XLCA Insured),
              5.375% due 05/01/2017 .............................         4,441
    3,000  California State Department of Water
              Resources, Water System Revenue,
              (Central Valley Project), Series Y,
              (FGIC Insured),
              5.250% due 12/01/2014 .............................         3,292
    1,000  California State Economic Recovery, GO,
              Series A, (FGIC-TCRS Insured),
              5.000% due 07/01/2016 .............................         1,072

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

           California State Public Works Board, Lease
              Revenue:
$   1,000     (California Community Colleges), Series A,
              (AMBAC Insured),
              5.250% due 12/01/2012 .............................  $      1,056
    2,000     (Department of Corrections Program),
              Series A, (AMBAC Insured),
              5.250% due 06/01/2012 .............................         2,187
    1,000     (Department of Corrections-Ten
              Administrative Segregation Housing Units),
              Series A, (AMBAC Insured),
              5.250% due 03/01/2016 .............................         1,084
    2,750     (Department of General Services), (Capitol
              East End Complex-Blocks 171-174 & 225),
              Series A, (AMBAC Insured),
              5.250% due 12/01/2014 .............................         2,984
           California State, GO:
    2,000     (FGIC-TCRS Insured),
              7.000% due 10/01/2010 .............................         2,303
    1,000     (FSA Insured),
              5.500% due 03/01/2012 .............................         1,089
              (MBIA-IBC Insured):
    2,000     5.750% due 10/01/2010 .............................         2,200
    2,000     6.250% due 09/01/2012 .............................         2,303
    1,845  California Statewide Communities
              Development Authority, Water Revenue,
              (Pooled Financing Program), Series C,
              (FSA Insured),
              5.250% due 10/01/2015 .............................         2,017
    1,240  Chino Valley, Unified School District, COP,
              Series A, (FSA Insured),
              5.250% due 09/01/2013 .............................         1,351
      645  Chula Vista, Public Financing Authority,
              Special Tax Revenue, (Assessment Districts
              Refinancing), Sr.Lien, Series A,
              (FSA Insured),
              4.500% due 09/02/2013 .............................           681
    1,325  Cotati-Rohnert Park, Unified School District,
              GO, Series B, (FGIC Insured),
              5.000% due 08/01/2017 .............................         1,439
           Emeryville, Public Financing Authority,
              Revenue Bonds, (Emeryville
              Redevelopment Project), Series A,
              (MBIA Insured):
    1,265     5.250% due 09/01/2015 .............................         1,387
    1,400     5.250% due 09/01/2017 .............................         1,530
    1,000  Fresno, Unified School District, GO, Series B,
              (MBIA Insured),
              5.000% due 02/01/2018 .............................         1,088
    2,000  Golden State Tobacco Securitization
              Corporation, Tobacco Settlement Asset-
              Backed Revenue, Series A,
              (AMBAC Insured),
              5.000% due 06/01/2013 .............................         2,168
      685  Golden West Schools Financing Authority,
              Revenue Bonds, Series A, (MBIA Insured),
              5.650% due 02/01/2012 .............................           764
    1,615  Inglewood, Unified School District, GO,
              (Election of 1998), Series C, (FSA Insured),
              5.250% due 10/01/2017 .............................         1,767

50                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           CALIFORNIA (CONTINUED)
$   1,195  Kings Canyon, Joint Unified School District,
              GO, (FGIC Insured),
              5.375% due 08/01/2015 .............................  $      1,308
    2,000  Loma Linda, Hospital Revenue,
              5.000% due 12/01/2017 .............................         2,083
    1,080  Long Beach, Bond Financing Authority,
              Lease Revenue, (Public Safety Facilities
              Projects), (AMBAC Insured),
              5.250% due 11/01/2013 .............................         1,183
    1,435  Long Beach, Community College District,
              GO, Election 2002, Series B,
              (FGIC Insured),
              5.000% due 05/01/2019 .............................         1,539
    3,000  Long Beach, Harbor Department Revenue,
              Series B, (FGIC Insured),
              5.000% due 05/15/2016 .............................         3,249
    2,000  Los Angeles, Department of Water & Power,
              Power System Revenue, Series A-1,
              (FSA Insured),
              5.000% due 07/01/2017 .............................         2,171
    1,300  Los Angeles, Department of Water & Power,
              Power System Revenue, Series A-2,
              (MBIA Insured),
              5.000% due 07/01/2017 .............................         1,394
    1,045  Los Angeles, Municipal Improvement
              Corporation, Lease Revenue, (City of Los
              Angeles Central Library Project), Series AT,
              (MBIA Insured),
              5.500% due 06/01/2017 .............................         1,150
    1,500  Los Angeles, State Building Authority, Lease
              Revenue, (State of California Department
              of General Services Lease Project), Series A,
              (MBIA-IBC Insured),
              5.625% due 05/01/2011 .............................         1,610
    2,105  M-S-R Public Power Agency, San Juan Project
              Revenue, Series I, (MBIA Insured),
              5.000% due 07/01/2015 .............................         2,247
    1,500  Merced, Irrigation District, Revenue Bonds,
              Warrants,
              4.000% due 07/01/2009 .............................         1,509
    3,000  Monterey Peninsula, Community College
              District, GO, (FGIC Insured),
              5.000% due 08/01/2020 .............................         3,217
    1,575  Oceanside, COP, Series A, (AMBAC Insured),
              5.250% due 04/01/2016 .............................         1,708
           Ontario, Redevelopment Financing Authority,
              Lease Revenue:
    1,055     (Capital Projects), (AMBAC Insured),
              5.500% due 08/01/2016 .............................         1,160
    1,060     (Project No.1, Center City & Cimarron
              Projects), (MBIA Insured),
              5.250% due 08/01/2016 .............................         1,152
    1,000  Orange County, Public Financing Authority,
              Lease Revenue, (Juvenile Justice Center
              Facility Project), (AMBAC Insured),
              5.375% due 06/01/2016 .............................         1,103
    1,000  Orange County, Water District Revenue, COP,
              Series B, (MBIA Insured),
              5.000% due 08/15/2018 .............................         1,070

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$     795  Palm Desert, Financing Authority, Tax
              Allocation Revenue, (Project Area No. 2),
              Series A, (MBIA Insured),
              5.000% due 08/01/2012 .............................  $        860
    1,210  Redding, Joint Powers Financing Authority,
              Lease Revenue, (2004 Civic Center
              Refunding and Parks Project), Series B,
              (AMBAC Insured),
              5.000% due 03/01/2015 .............................         1,309
    1,590  Redlands, COP, (AMBAC Insured),
              5.000% due 09/01/2017 .............................         1,694
      200  Redondo Beach, Public Financing Authority,
              Revenue Bonds, (South Bay Center
              Redevelopment Project),
              6.750% due 07/01/2006 .............................           202
    2,090  Richmond, Joint Powers Financing Authority,
              Tax Allocation Revenue, Series A,
              (MBIA Insured),
              5.500% due 09/01/2017 .............................         2,270
           Riverside County, COP, (Historic Courthouse
              Refunding Project), Series B,
              (FGIC Insured):
    1,015     5.000% due 11/01/2018 .............................         1,091
    1,105     5.000% due 11/01/2019 .............................         1,181
    1,100  Riverside, Special Tax Revenue, (Community
              Facilities District No. 90-1-A),
              (MBIA Insured),
              5.500% due 09/01/2013 .............................         1,204
    1,565  San Bernardino, Redevelopment Agency, Tax
              Allocation Revenue, (San Sevaine
              Redevelopment Project), Series A,
              (Radian Insured),
              5.000% due 09/01/2018 .............................         1,655
    1,840  San Diego County, COP, (Motorola
              Refunding Project), (AMBAC Insured),
              5.000% due 02/01/2011 .............................         1,968
    1,000  San Francisco City and County, Public
              Utilities Commission, Water Revenue,
              Series A, (FSA Insured),
              5.000% due 11/01/2016 .............................         1,070
    3,000  San Francisco, Bay Area Rapid Transit
              District, Sales Tax Revenue, Series A,
              (MBIA Insured),
              5.000% due 07/01/2018 .............................         3,240
    1,200  San Jose, Financing Authority, Lease Revenue,
              (Convention Center Project), Series F,
              (MBIA Insured),
              5.000% due 09/01/2016 .............................         1,279
           Santa Maria, Redevelopment Agency, Lease
              Revenue, (Town Center & Westside
              Parking Facilities Project),
              (AMBAC Insured):
      165     5.000% due 06/01/2013 .............................           179
    1,085     5.250% due 06/01/2015 .............................         1,183
    1,160  Shasta, Joint Powers Financing Authority,
              Lease Revenue, (County Administration
              Building Project), Series A, (MBIA Insured),
              5.250% due 04/01/2017 .............................         1,253

                      See Notes to Portfolio of Investments.                  51

--------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                                (000S)
---------                                                          ------------

MUNICIPAL BONDS AND NOTES (CONTINUED)

           CALIFORNIA (CONTINUED)
$   1,000  South Gate, Public Financing Authority, Tax
              Allocation Revenue, (South Gate
              Redevelopment Project No. 1),
              (XLCA Insured),
              5.000% due 09/01/2016 .............................  $      1,072
      995  Southern California Home Financing
              Authority, MFHR, (The Fountains Project),
              Series A, AMT, (FNMA Collateral),
              5.400% due 01/01/2027 .............................         1,003
    1,430  Southern California Public Power Authority,
              San Juan Power Revenue, (San Juan Unit 3
              Project), Series A, (FSA Insured),
              5.000% due 01/01/2020 .............................         1,528
      925  Stanton, MFHR, (Continental Gardens LP
              Project), AMT, (FNMA Collateral),
              5.625% due 08/01/2029 .............................           963
    1,305  Stockton, Community Facilities District No. 1,
              Supplemental Tax Revenue, (Mello Roos-
              Weston Ranch), Series A,
              5.500% due 09/01/2009 .............................         1,347
           Sunnyvale, Solid Waste Revenue,
              (AMBAC Insured):
    1,000     5.250% due 10/01/2012 .............................         1,072
    1,000     5.500% due 10/01/2014 .............................         1,087
    1,000     5.500% due 10/01/2016 .............................         1,085
    1,225  Sweetwater, Union High School District, COP,
              (MBIA Insured),
              5.000% due 09/01/2020 .............................         1,302
    1,000  Tracy, Area Public Facilities Financing Agency,
              Special Tax Revenue, (Community Facilities
              District No. 87-1-H), (MBIA Insured),
              5.875% due 10/01/2013 .............................         1,037
    1,000  Victor Valley, Union High School District,
              COP, (Victor Valley Junior High School
              Project), (AMBAC Insured),
              5.000% due 11/15/2017 .............................         1,083
                                                                   ------------
                                                                        118,144
                                                                   ------------
           GUAM - 0.9%
    1,000  Guam Government, GO, Series A,
              (FSA Insured),
              5.500% due 12/01/2011 .............................         1,102
                                                                   ------------
           PUERTO RICO - 1.7%
    1,000  Puerto Rico Commonwealth, Highway &
              Transportation Authority, Highway
              Revenue, Series L, (CIFG Insured),
              5.250% due 07/01/2018 .............................         1,119
    1,000  Puerto Rico Public Building Authority,
              Government Facilities Revenue, Series K,
              (MBIA Insured),
              4.000% due 07/01/2026 .............................         1,009
                                                                   ------------
                                                                          2,128
                                                                   ------------
           Total Municipal Bonds and Notes
              (Cost $118,805) ...................................       121,374
                                                                   ------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

SHORT-TERM MUNICIPAL BONDS - 2.2%
$   1,200  Adelanto, Public Utilities Authority, Water &
              Sewer Revenue, (Utilities System Project),
              Series A, (AMBAC Insured),
              3.020% due 11/01/2034+ ............................  $      1,200
    1,600  California Housing Finance Agency, Home
              Mortgage Revenue, Series U, AMT,
              (FSA Insured),
              3.090% due 02/01/2032+ ............................         1,600
                                                                   ------------
           Total Short-Term Municipal Bonds
              (Cost $2,800) .....................................         2,800
                                                                   ------------

TOTAL INVESTMENTS++ (Cost $121,605*) ....................   97.6%       124,174

OTHER ASSETS (LIABILITIES) (NET) ........................    2.4          3,066
                                                           -----   ------------
NET ASSETS ..............................................  100.0%  $    127,240
                                                           =====   ============

----------
 *    Aggregate cost for federal tax purposes.

 + Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at January 31, 2006. These rates change periodically based on specified market rates or indices.

++    All securities segregated as collateral for futures contracts.

The California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10.0% at January 31, 2006 (as a percentage of the total net assets of the Fund) (unaudited):

                     Public Facilities      16.86%
                     General Purpose        10.90%
                     Special Tax Revenue    10.25%

The California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10.0% at January 31, 2006 (as a percentage of the total net assets of the Fund) (unaudited):

                     MBIA                    27.5%
                     AMBAC                   24.3%
                     FGIC                    16.5%
                     FSA                     14.7%

                                                                    UNREALIZED
NUMBER OF                                                 VALUE    APPRECIATION
CONTRACTS                                                (000S)       (000S)
---------                                              ----------  ------------

FUTURES CONTRACTS-SHORT POSITION
      123  U.S. 5 Year Treasury Note,
              March 2006 ...........................   $   13,005  $         16
                                                       ==========  ============

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

             AMBAC  -- American Municipal Bond Assurance Corporation
             AMT    -- Alternative Minimum Tax
             CIFG   -- CDC IXIS Financial Guaranty
             COP    -- Certificates of Participation
             FGIC   -- Federal Guaranty Insurance Corporation
             FNMA   -- Federal National Mortgage Association
             FSA    -- Financial Security Assurance
             GO     -- General Obligation
             IBC    -- Insured Bond Certificate
             MBIA   -- Municipal Bond Investors Assurance
             MFHR   -- Multi-family Housing Revenue
             Radian -- Radian Asset Assurance Inc.
             TCRS   -- Transferable Custodial Receipts
             XLCA   -- XL Capital Assurance

--------------------------------------------------------------------------------

52                    See Notes to Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
MONEY MARKET FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                                (000S)
---------                                                          ------------

COMMERCIAL PAPER (DOMESTIC) - 6.9%
           Cooperative Association of Tractor Dealers Inc.:
              Series A, (MBIA Insured):
$   2,100     4.140% due 02/06/2006+++ ..........................  $      2,099
    4,018     4.380% due 02/08/2006+++ ..........................         4,015
              Series B, (AMBAC Insured):
    5,200     4.270% due 04/12/2006+++ ..........................         5,157
    7,200     4.600% due 07/07/2006+++ ..........................         7,056
   13,480     4.620% due 07/10/2006+++ ..........................        13,205
   25,000  Windmill Funding Corporation,
              (LOC: ABN AMRO Bank),
              4.460% due 02/16/2006+++ ..........................        24,953
                                                                   ------------
           Total Commercial Paper (Domestic)
              (Cost $56,485) ....................................        56,485
                                                                   ------------
COMMERCIAL PAPER (YANKEE) - 5.9%
   15,000  Credit Suisse First Boston,
              4.320% due 02/06/2006+++ ..........................         14,991
    9,393  Dexia Delaware LLC,
              4.260% due 02/07/2006+++ ..........................         9,386
   11,000  Landesbank Baden-Wurttemberg,
              4.460% due 02/01/2006+++ ..........................        11,000
   12,276  UBS Americas,
              4.470% due 02/01/2006+++ ..........................        12,276
                                                                   ------------
           Total Commercial Paper (Yankee)
              (Cost $47,653).....................................        47,653
                                                                   ------------
CERTIFICATES OF DEPOSIT (YANKEE) - 0.6%
   (COST $5,000)
    5,000  Canadian Imperial Bank of Commerce, Note,
              4.500% due 04/28/2006++ ...........................         5,000
                                                                   ------------
MEDIUM-TERM NOTES - 15.0%
           American Honda Finance Corporation, Note:
    2,000     2.875% due 04/03/2006** ...........................         1,996
    5,000     4.440% due 09/12/2006++** .........................         5,000
   13,000     4.520% due 03/13/2006++** .........................        13,001
   10,000     4.580% due 01/26/2007++** .........................        10,000
    7,000  Bank One Corporation, Sr. Note, Series C,
              4.590% due 02/27/2006++ ...........................         7,001
           Caterpillar Financial Service Corporation,
              Note, Series F:
   20,000     4.470% due 03/03/2006++ ...........................        20,001
    8,000     4.580% due 04/07/2006++ ...........................         8,001
           General Electric Capital Corporation, Series A:
    9,736     4.461% due 02/03/2006++ ...........................         9,736
    5,000     4.502% due 05/12/2006++ ...........................         5,003
   12,000     4.521% due 03/29/2006++ ...........................        12,001
   10,000  HSBC Finance Corporation, Note,
              3.375% due 02/21/2006 .............................         9,998
    7,360  IBM Corporation, Note,
              2.375% due 11/01/2006 .............................         7,231
           Merrill Lynch & Company, Note, Series B:
    2,100     2.070% due 06/12/2006 .............................         2,083
    5,000     2.470% due 03/10/2006 .............................         4,992
    2,500     6.130% due 05/16/2006 .............................         2,514

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   3,000  Paccar Financial Corporation,
              Note, Series J,
              2.500% due 08/01/2006 .............................  $      2,968
                                                                   ------------
           Total Medium-Term Notes
              (Cost $121,526) ...................................       121,526
                                                                   ------------
CORPORATE BONDS AND NOTES - 37.6%
    1,150  2440 LLC, Note, (LOC: Fifth Third Bank),
              4.540% due 05/01/2024+** ..........................         1,150
    6,500  2880 Stevens Creek LLC, Bond,
              (LOC: Bank of the West),
              4.510% due 11/01/2033+ ............................         6,500
    1,000  AFS Associates LP, Bond,
              (LOC: Fifth Third Bank),
              4.540% due 09/01/2040+ ............................         1,000
    4,950  American Express Credit Corporation,
              Sr. Note,
              4.640% due 05/16/2006++ ...........................         4,953
    2,620  ASSK Properties LC, Note,
              (LOC: Wells Fargo Bank),
              4.670% due 12/01/2017+ ............................         2,620
    1,750  Avatar Corporation, Note,
              (LOC: Fifth Third Bank),
              4.540% due 05/01/2039+** ..........................         1,750
    1,000  Banaba Properties LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 03/01/2020+ ............................         1,000
    2,400  Barnes & Thornburg LLP, Bond,
              (LOC: Fifth Third Bank),
              4.540% due 12/01/2055+ ............................         2,400
    1,300  Bedford Hills Golf Club, Note,
              (LOC: Fifth Third Bank),
              4.540% due 04/01/2013+ ............................         1,300
    2,325  Boardwalk Enterprises, Note,
              (LOC: Fifth Third Bank),
              4.540% due 04/01/2024+** ..........................         2,325
    1,450  Brookville Enterprises, Note,
              (LOC: Fifth Third Bank),
              4.540% due 10/01/2025+ ............................         1,450
    3,000  Campus Research Corporation, Note,
              Series A, (LOC: Wells Fargo Bank),
              4.720% due 06/01/2013+ ............................         3,000
    3,500  Chatham Capital Corporation, Note,
              (LOC: Fifth Third Bank),
              4.490% due 11/01/2028+ ............................         3,500
    2,000  Citigroup Global Markets, Sr. Note,
              5.875% due 03/15/2006 .............................         2,003
    6,990  Citigroup Inc., Note,
              5.500% due 08/09/2006 .............................         7,025
    1,900  Community Housing Development, Bond,
              (LOC: Wells Fargo Bank),
              4.570% due 08/01/2024+ ............................         1,900
   15,935  Corporate Finance Managers, Note,
              (LOC: Wells Fargo Bank),
              4.570% due 02/02/2043+ ............................        15,935
    1,245  Corvasc Real Estate, Note,
              (LOC: Fifth Third Bank),
              4.540% due 05/01/2024+ ............................         1,245
    1,500  D & I Properties LLC, Bond,
              (LOC: Wells Fargo Bank),
              4.510% due 11/01/2034+ ............................         1,500

                   See Notes to Portfolio of Investments.                     53

--------------------------------------------------------------------------------
MONEY MARKET FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES (CONTINUED)
$   1,000  Elmhurst Memorial Healthcare, Note,
              (LOC: Fifth Third Bank),
              4.510% due 01/01/2034+** ..........................  $      1,000
   25,946  Everett Clinic, P.S., Bond,
              (LOC: Bank of America),
              4.560% due 05/01/2022+ ............................        25,946
    1,200  Exal Corporation, Note,
              (LOC: Fifth Third Bank),
              4.540% due 03/01/2009+ ............................         1,200
      950  Family Express LLC, Note,
              (LOC: Fifth Third Bank),
              4.490% due 04/01/2028+ ............................           950
    1,100  Fifth Third Bank, Note,
              (LOC: Fifth Third Bank),
              4.540% due 06/01/2018+** ..........................         1,100
    6,970  Foster Schweihofer Real Estate Holdings
              Company, LLC, Note,
              (LOC: Fifth Third Bank),
              4.490% due 09/20/2033+ ............................         6,970
    1,630  Gold Key Processing Limited, Note,
              (LOC: Fifth Third Bank),
              4.540% due 07/01/2024+ ............................         1,630
   14,980  Great Falls Clinic LLP, Bond,
              (LOC: U.S. Bank),
              4.530% due 10/01/2021+ ............................        14,980
    2,000  Gulf Gate Apartments, Bond,
              (LOC: Wells Fargo Bank),
              4.570% due 09/01/2028+** ..........................         2,000
    3,900  Heller Financial Inc., Sr. Note,
              6.375% due 03/15/2006 .............................         3,911
      700  Henderson Regional Authority, Bond,
              (LOC: Fifth Third Bank),
              4.540% due 07/01/2023+ ............................           700
           Household Finance Corporation, Note:
   20,575     5.750% due 01/30/2007 .............................        20,746
    6,888     7.250% due 05/15/2006 .............................         6,943
    1,500  HSBC Finance Corporation, Sr. Note,
              7.200% due 07/15/2006 .............................         1,517
    4,300  Iowa 80 Group Inc., Note,
              (LOC: Wells Fargo Bank),
              4.510% due 06/01/2016+ ............................         4,300
    1,000  ISO Building LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 03/01/2023+** ..........................         1,000
    1,000  JUL-Mark Investments LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 10/01/2025+** ..........................         1,000
    1,658  KAT LLC, Note, (LOC: Fifth Third Bank),
              4.540% due 06/01/2029+ ............................         1,658
    1,880  KL Morris Family LP, Note,
              (LOC: Fifth Third Bank),
              4.540% due 02/01/2020+ ............................         1,880
    1,500  LAL Holding Company, Note,
              (LOC: Fifth Third Bank),
              4.540% due 08/01/2019+ ............................         1,500
      955  Lauren Company LLC, Bond,
              (LOC: Wells Fargo Bank),
              4.570% due 07/01/2033+** ..........................           955

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   1,000  Lee Family Partnership, Note,
              (LOC: Fifth Third Bank),
              4.540% due 06/01/2034+ ............................  $      1,000
    3,100  Lincoln Parkway LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 06/01/2044+ ............................         3,100
      800  Martin Road Investments, Bond,
              (LOC: Fifth Third Bank),
              4.540% due 10/01/2027+ ............................           800
    2,400  Medical Properties Inc., Revenue Bonds,
              (Dakota Clinic Ltd. Project),
              (LOC: ABN AMRO Bank),
              4.530% due 12/15/2024+ ............................         2,400
           Michigan Equity Group, Note,
              (LOC: Fifth Third Bank):
      900     4.540% due 04/01/2034+ ............................           900
    2,530     Series B,
              4.540% due 04/01/2034+** ..........................         2,530
   10,000  Morgan Stanley Group Inc., Sr. Note,
              4.799% due 03/27/2006++ ...........................        10,004
    4,000  National Coney Island Financial, Note,
              Series 2005-A, (LOC: Fifth Third Bank),
              4.490% due 10/01/2030+ ............................         4,000
           National Rural Utilities:
    5,000     Bond,
              7.300% due 09/15/2006 .............................         5,078
   20,000     Note,
              3.000% due 02/15/2006 .............................        19,993
    2,200  NO S Properties LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 08/01/2024+ ............................         2,200
    4,200  Pineview Estates LC, Note,
              (LOC: Fifth Third Bank),
              4.490% due 01/01/2023+ ............................         4,200
   13,506  Portland Clinic LLP, Bond,
              (LOC: U.S. Bank),
              4.530% due 11/20/2027+ ............................        13,506
   10,300  Prudential Insurance Company, Note,
              6.375% due 07/23/2006** ...........................        10,392
    1,335  R.O. Davis Real Estate, Note,
              (LOC: Fifth Third Bank),
              4.540% due 04/01/2023+ ............................         1,335
    1,610  Realty Holding Company LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 05/01/2024+** ..........................         1,610
    3,750  Robert C. Fox, Jr., Note,
              (LOC: Comercia Bank),
              4.510% due 06/01/2033+ ............................         3,750
    4,400  Rockwood Quarry LLC, Note,
              (LOC: Fifth Third Bank),
              4.490% due 12/01/2022+ ............................         4,400
    1,300  Sanders CRS Exchange LLC, Note,
              (LOC: Wells Fargo Bank),
              4.200% due 10/01/2023+** ..........................         1,300
      900  SJD Service Company LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 10/01/2023+ ............................           900
      900  Skeletal Properties, Note,
              (LOC: Fifth Third Bank),
              4.540% due 11/01/2014+ ............................           900

54                   See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

CORPORATE BONDS AND NOTES (CONTINUED)
$   1,250  Spartan Medical Facility, Note,
              (LOC: Fifth Third Bank),
              4.540% due 12/01/2026+** ..........................  $      1,250
    3,130  Tacoma Goodwill Industries, Bond,
              (LOC: Bank of America),
              4.470% due 02/01/2023+ ............................         3,130
    1,930  Titan Holdings Group LLC, Note,
              (LOC: Fifth Third Bank),
              4.540% due 05/01/2012+ ............................         1,930
   13,875  U.S. Bank N.A., Note,
              2.850% due 11/15/2006 .............................        13,671
    1,950  United Transportation Union, Bond,
              (LOC: Fifth Third Bank),
              4.540% due 06/01/2009+ ............................         1,950
    4,500  Wachovia Corporation, Note,
              4.950% due 11/01/2006 .............................         4,508
    1,303  Watts Brothers Frozen Foods, Bond,
              (LOC: U.S. Bank),
              4.510% due 07/01/2013+ ............................         1,303
           Wells Fargo & Company, Note:
   14,052     4.540% due 03/03/2006++ ...........................        14,054
    2,000     4.570% due 06/12/2006++ ...........................         2,001
    2,260  Westgate Investment Fund, Bond,
              (LOC: Wells Fargo Bank),
              4.570% due 02/01/2012+ ............................         2,260
                                                                   ------------
           Total Corporate Bonds and Notes
              (Cost $304,797) ...................................       304,797
                                                                   ------------
TAXABLE MUNICIPAL BONDS - 28.7%
    2,000  ABAG, California, Finance Authority for
              Nonprofit Corporations, Revenue Bonds,
              (Public Policy Institute of California
              Project), Series B, (LOC: Bank of
              New York),
              4.540% due 11/01/2031+ ............................         2,000
   11,000  Acworth, Georgia, Downtown Development
              Authority, Revenue Bonds, (Cable Fiber
              Project), (CIFG Insured),
              4.470% due 01/01/2026+ ............................        11,000
    2,420  Adelanto, California, Public Utilities
              Authority, Revenue Bonds, (Utilities
              System Project), Series B, (AMBAC
              Insured),
              4.550% due 11/01/2034+ ............................         2,420
    2,060  Alameda County, Cailfornia, IDR,
              (Convergent Laser Technologies Project),
              Series B, (LOC: Comerica Bank),
              4.510% due 06/01/2030+ ............................         2,060
    6,000  Bernalillo County, New Mexico, IDR,
              (Tempur Production USA Inc), Series A,
              (LOC: Bank of America),
              4.470% due 09/01/2030+ ............................         6,000
    1,100  California Statewide Communities
              Development Authority, MFHR, (Pavilions
              at Sunrise Apartments), Series M-T,
              (FNMA Collateral),
              4.540% due 08/15/2034+ ............................         1,100
    1,980  Collier County, Florida, MFHR, (Brittany
              Bay Apartments Project), Series B,
              (FNMA Collateral),
              4.510% due 07/15/2034+ ............................         1,980

PRINCIPAL
 AMOUNT                                                               VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   1,225  Colorado Housing & Finance Authority,
              Economic Development Revenue,
              (G.A. Wright Asset Management, LLC
              Project), (LOC: Wells Fargo Bank),
              4.570% due 04/01/2029+ ............................  $      1,225
   25,000  Connecticut State Housing Finance Authority,
              Housing Revenue, (Housing Mortgage
              Finance Program), Subseries B-6,
              (AMBAC Insured),
              4.510% due 11/15/2027+ ............................        25,000
    8,250  Denver, Colorado, City & County School
              District 01, COP, Series A,
              (AMBAC Insured),
              4.430% due 12/15/2018+ ............................         8,250
           Fairfield California Pension Obligation,
              Revenue Bonds, Series A-2,
              (LOC: Landesbank Hessen-Thuringen):
    5,000     4.540% due 06/01/2034+ ............................         5,000
    2,000     4.540% due 06/01/2034+ ............................         2,000
    3,000  Florence, Kentucky, Industrial Building
              Revenue, (Fifth Third Processing-B),
              (LOC: Fifth Third Bank),
              4.540% due 04/15/2035+ ............................         3,000
    4,150  Four Dam Pool Power Agency, Alaska,
              Electric Revenue, Series B,
              (LOC: Dexia Bank),
              4.520% due 07/01/2026+ ............................         4,150
    7,495  Glendale, Arizona, Industrial Development
              Authority, IDR, (Thunderbird, The Garvin
              School of International Management
              Project), Series A,
              (LOC: Bank of New York),
              4.470% due 07/01/2035+ ............................         7,495
    4,000  Kansas City, Missouri, Tax Increment
              Financing Commission, Tax Increment
              Revenue, (909 Walnut Parking Facility
              Project), (AMBAC Insured),
              4.500% due 02/01/2024+ ............................         4,000
    2,800  Kern Water Bank Authority, California,
              Water Revenue, Series B,
              (LOC: Wells Fargo Bank),
              4.570% due 07/01/2028+ ............................         2,800
    2,400  Kit Carson County, Colorado, Agricultural
              Development Revenue,
              (Midwest Farms LLC),
              (LOC: Wells Fargo Bank),
              4.460% due 06/01/2027+ ............................         2,400
    1,380  Lake Oswego, Oregon, Redevelopment
              Agency, Tax Increment Revenue, Series B,
              (LOC: Wells Fargo Bank),
              4.570% due 06/01/2020+ ............................         1,380
    3,000  Long Beach, California, Revenue Bonds,
              (Long Beach Towne Center Site
              Refinancing Project), Series A,
              (LOC: Allied Irish Bank PLC),
              4.510% due 11/01/2030+ ............................         3,000
    2,310  Massachusetts State Development Finance
              Agency, Solid Waste Disposal Revenue,
              (The Newark Group Project), Series D,
              (LOC: JPMorgan Chase Bank),
              4.470% due 07/01/2016+ ............................         2,310

                     See Notes to Portfolio of Investments.                   55

--------------------------------------------------------------------------------
MONEY MARKET FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

TAXABLE MUNICIPAL BONDS (CONTINUED)
$   1,900  Memorial Health System, Illinois, Health
              Care Revenue, (LOC: Bank One NA),
              4.460% due 10/01/2024+ ............................  $      1,900
   10,000  Michigan State Housing Development
              Authority, Revenue Bonds, Series C,
              (MBIA Insured),
              4.460% due 06/01/2030+ ............................        10,000
    2,445  Michigan State Strategic Fund, Limited
              Obligation Revenue, (Environmental
              Research Institute of Michigan Project),
              Series B, (LOC: Fifth Third Bank),
              4.480% due 10/01/2025+ ............................         2,445
      800  Montrose County, Colorado, Economic
              Development Revenue, (Gordon
              Development Project), Series A,
              (LOC: Wells Fargo Bank),
              4.570% due 06/01/2010+ ............................           800
    3,890  New Hampshire State Housing Finance
              Authority, MFHR, (Pheasant Run
              Properties Limited Partnership Project),
              (FNMA Collateral),
              4.510% due 04/15/2016+ ............................         3,890
   12,020  New Jersey State Housing & Mortgage
              Finance Agency, MFHR, Series G,
              (FSA Insured),
              4.510% due 11/01/2047+ ............................        12,020
   20,000  New York City, GO, Subseries A-11,
              (FGIC Insured),
              4.510% due 11/01/2020+ ............................        20,000
    1,775  New York City, Housing Development
              Corporation, MFHR, Series B,
              (LOC: Landesbank Baden-Wurttemberg),
              4.430% due 12/01/2036+ ............................         1,775
    4,800  New York State Housing Finance Agency,
              Housing Revenue, (West 33rd Street Project),
              Series B, (FNMA Collateral),
              4.400% due 11/15/2036+ ............................         4,800
    6,315  North Carolina Capital Facilities Finance
              Agency, College & University Revenue,
              (Wolfpack Towers Project), Series B,
              (LOC: Bank of America),
              4.470% due 09/01/2018+ ............................         6,315
           Orange County, Florida, Housing Finance
              Authority, MFHR, Series B:
    2,320     (Northbridge At Millenia - Phase II
              Project), (LOC: SouthTrust Bank),
              4.580% due 09/15/2036+ ............................         2,320
    1,440     (The Landings on Millenia Blvd.
              Apartments), (FNMA Collateral),
              4.510% due 08/15/2035+ ............................         1,440
    2,000  Pennsylvania Convention Center Authority,
              Recreational Revenue, Series A,
              (MBIA Insured),
              4.590% due 09/01/2006 .............................         2,000
    2,305  Plymouth, Minnesota, Health Facilities
              Revenue, (Westhealth Project), Series B,
              (FSA Insured),
              4.460% due 06/01/2024+ ............................         2,305
    3,200  Richmond, California, MFHR, (Bay Cliff
              Apartments Project), Series B,
              (FNMA Collateral),
              4.530% due 08/15/2037+ ............................         3,200

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

$   8,000  San Jose Financing Authority, Lease Revenue,
              (Hayes Mansion Phase-B),
              (AMBAC Insured),
              4.460% due 07/01/2024+ ............................  $      8,000
    4,950  Santa Rosa, California, Pension Obligation,
              Revenue Bonds, Series A,
              (LOC: Landesbank Hessen-Thuringen),
              4.540% due 09/01/2024+ ............................         4,950
    2,800  Savannah College of Art & Design, Inc.,
              Georgia, Revenue Bonds,
              (LOC: Bank of America),
              4.540% due 04/01/2024+ ............................         2,800
    9,700  South Fulton, Georgia, Municipal Regional
              Jail Authority, Lease Revenue,
              (Union City Justice Center Project),
              (MBIA Insured),
              4.470% due 11/01/2017+ ............................         9,700
    5,750  Union County Improvement Authority, New
              Jersey, Revenue Bonds, (Cedar Glen
              Housing Corporation - Hanover Township
              Housing Project), Series B,
              (FNMA Collateral),
              4.400% due 12/15/2014+ ............................         5,750
    3,545  University of Oklahoma, Hospitals Trust,
              Hospital Revenue, Series B,
              (LOC: Bank of America),
              4.470% due 08/15/2021+ ............................         3,545
    7,000  Utah Telecommunication Open Infrastructure
              Agency, Telecommunications Revenue,
              (LOC: Bank of America),
              4.470% due 07/01/2026+ ............................         7,000
           Washington State Housing Finance
              Commission, MFHR, Series B:
    1,705     (Boardwalk Apartments Project),
              (FNMA Collateral),
              4.540% due 09/01/2028+ ............................         1,705
    2,260     (Highland Park Apartments Project),
              (LOC: Bank of America),
              4.520% due 07/15/2038+ ............................         2,260
      870     (Oxford Square Project), (LOC: U.S. Bank),
              4.510% due 12/01/2028+ ............................           870
    2,185     (Pinehurst Apartments Project),
              (LOC: Bank of America),
              4.550% due 03/15/2039+ ............................         2,185
    2,020     (Queen Anne Project),
              (LOC: Bank of America),
              4.540% due 12/01/2040+ ............................         2,020
    5,250     (Silver Creek Apartment Project),
              (FNMA Collateral),
              4.530% due 12/15/2037+ ............................         5,250
    2,730     (Washington Terrace Senior Apartments
              Project), (FNMA Collateral),
              4.530% due 09/15/2037+ ............................         2,730
                                                                   ------------
           Total Taxable Municipal Bonds
              (Cost $232,545) ...................................       232,545
                                                                   ------------

56                    See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
MONEY MARKET FUND

January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 (000S)                                                               (000S)
---------                                                          ------------

FUNDING AGREEMENTS - 6.4%
$ 25,000   ING USA Annuity & Life Insurance
              Company,
              4.568% due 06/01/2006++*** .................         $     25,000^
  27,000   New York Life Insurance,
              4.291% due 08/02/2006++**** ................               27,000^
                                                                   ------------
           Total Funding Agreements
              (Cost $52,000) .............................               52,000
                                                                   ------------

TOTAL INVESTMENTS (Cost $820,006*) .......................  101.1%      820,006
OTHER ASSETS (LIABILITIES) (NET) .........................   (1.1)       (9,242)
                                                            -----  ------------
NET ASSETS  ..............................................  100.0% $    810,764
                                                            =====  ============

----------
   *  Aggregate cost for federal tax purposes.

  ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

 *** Security is restricted and illiquid. It was acquired on January 13, 2006, and has a value of $0.03 per share to the Fund.

**** Security is restricted and illiquid. It was acquired on August 3, 2005, and has a value of $0.03 per share to the Fund.

   + Securities with a maturity date of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Securities are secured by bank letters of credit or guarantees by certain corporations. The interest rates shown are those in effect at January 31, 2006. These rates change periodically based on specified market rates or indices.

  ++ Floating rate security whose interest rate is reset periodically based on an index.

 +++  Rate represents discount rate on purchase date.

   ^ Represents fair value as determined in good faith under the direction of the Board of Trustees.

--------------------------------------------------------------------------------

                                GLOSSARY OF TERMS

             AMBAC -- American Municipal Bond Assurance Corporation CIFG -- CDC IXIS Financial Guaranty
             COP   -- Certificate of Participation
             FGIC  -- Federal Guaranty Insurance Corporation
             FNMA  -- Federal National Mortgage Association
             FSA   -- Financial Security Assurance
             GO    -- General Obligation
             IDR   -- Industrial Development Revenue
             LOC   -- Letter of Credit
             MBIA  -- Municipal Bond Investors Assurance
             MFHR  -- Multi-family Housing Revenue

--------------------------------------------------------------------------------

                  See Notes to Portfolio of Investments.                      57

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

1. VALUATION AND INVESTMENT PRACTICES

PORTFOLIO VALUATION:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the NASDAQ National Market System, which are valued at the NASDAQ official closing price) are valued at the last reported sales price from that exchange or, if there were no sales during the day (and no official closing price on such day), at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the NASDAQ National Market System and the U.S. Government Securities System) are valued at the mean of the current day's bid and asked prices.

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services retained by the Trusts. When, in the judgment of a pricing service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by, or under the direction of, the Funds' Board of Trustees which may rely on the assistance of one or more pricing services.

The investments of the Money Market Fund are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value and does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instruments at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain other assets maybe valued by the Advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. It is each Fund's policy that its custodian take possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Advisor, acting under the supervision of the Board of Trustees of the Trusts, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

FUTURES CONTRACTS:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

PURCHASED OPTION CONTRACTS:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option plus related transaction costs. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments.

FORWARD FOREIGN CURRENCY CONTRACTS:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph; and (6) certain over-the-counter options.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each Fund has valued the investments. This may have an adverse effect on each Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value per share of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally must be sold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, the investment will be subject to a Fund's limitation on investment in illiquid securities as indicated above.

SECURITIES TRANSACTIONS:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
WM GROUP OF FUNDS
--------------------------------------------------------------------------------

2. LENDING OF SECURITIES

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. The Funds also continue to receive interest or dividends on the securities loaned. Each security loan is collateralized with collateral assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At January 31, 2006, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

3. UNREALIZED APPRECIATION/(DEPRECIATION)

At January 31, 2006, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                          (IN THOUSANDS)
                                 ---------------------------------------------------------------------------------------------------
                                                  EQUITY     GROWTH &   WEST COAST   MID CAP                SMALL CAP   SMALL CAP
                                      REIT        INCOME      INCOME      EQUITY      STOCK      GROWTH       VALUE       GROWTH
                                      FUND         FUND        FUND        FUND       FUND        FUND        FUND         FUND
                                 -------------  ----------  ----------  ----------  ---------  ----------  ----------  ------------
Tax basis unrealized
  appreciation ................  $     148,419  $  517,751  $  606,570  $  616,386  $ 241,464  $  298,254  $   61,612  $     89,935
Tax basis unrealized
  depreciation ................         (1,817)    (20,380)    (58,476)    (52,849)    (2,538)    (23,753)    (24,919)       (6,787)
                                 -------------  ----------  ----------  ----------  ---------  ----------  ----------  ------------
Net tax basis unrealized
  appreciation ................  $     146,602  $  497,371  $  548,094  $  563,537  $ 238,926  $  274,501  $   36,693  $     83,148
                                 =============  ==========  ==========  ==========  =========  ==========  ==========  ============

                                                                                                                        CALIFORNIA
                                                               U.S.                                                       INSURED
                                 INTERNATIONAL  SHORT TERM  GOVERNMENT                HIGH     TAX-EXEMPT  CALIFORNIA  INTERMEDIATE
                                    GROWTH        INCOME    SECURITIES    INCOME      YIELD       BOND      MUNICIPAL    MUNICIPAL
                                     FUND          FUND        FUND        FUND       FUND        FUND        FUND         FUND
                                 -------------  ----------  ----------  ----------  ---------  ----------  ----------  ------------
Tax basis unrealized
  appreciation ................  $     292,368  $      661  $    4,925  $   38,457  $  85,550  $   13,492  $   18,282  $      2,648
Tax basis unrealized
  depreciation ................         (4,730)     (3,989)    (36,621)    (34,198)   (20,462)       (876)       (291)          (79)
                                 -------------  ----------  ----------  ----------  ---------  ----------  ----------  ------------
Net tax basis unrealized
  appreciation/
  (depreciation) ..............  $     287,638  $   (3,328) $  (31,696) $    4,259  $  65,088  $   12,616  $   17,991  $      2,569
                                 =============  ==========  ==========  ==========  =========  ==========  ==========  ============

60